     As filed with the Securities and Exchange Commission on April 5, 2004



                                                        File Nos. 033-86642
                                                                  811-08874



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]



                        Post-Effective Amendment No. 18                      [X]
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]



                                Amendment No. 19
                        (Check appropriate box or boxes)                     [X]



                         Variable Annuity Account Four
                           (Exact Name of Registrant)


                     AIG SunAmerica Life Assurance Company
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485;


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485;

[ ] on                pursuant to paragraph (a) of Rule 485.

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Variable Annuity;
                                                          Purchasing the
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing the Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Variable Annuity (P);
                                                    Separate Account; General
                                                    Account; Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing the
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS


                                  MAY 3, 2004




Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
Anchor Advisor Variable Annuity.              VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has several investment choices -- DCA fixed
To learn more about the annuity               account option(s) and the Variable Portfolios. The Variable
offered by this prospectus, you can           Portfolios are part of the American Funds Insurance Series
obtain a copy of the Statement of             ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series
Additional Information ("SAI") dated          Fund, Inc. ("LASF"), the SunAmerica Series Trust ("SAST") or
May 3, 2004. The SAI has been filed           the Van Kampen Life Investment Trust ("VKT").
with the Securities and Exchange
Commission ("SEC") and is                     STOCKS:
incorporated by reference into this               MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
prospectus. The Table of Contents of                - Aggressive Growth Portfolio                     SAST
the SAI appears in this prospectus.                 - Blue Chip Growth Portfolio                      SAST
For a free copy of the SAI, call us                 - "Dogs" of Wall Street Portfolio                 SAST
at (800) 445-SUN2 or write to us at                 - Growth Opportunities Portfolio                  SAST
our Annuity Service Center, P.O. Box              MANAGED BY ALLIANCEBERNSTEIN
54299, Los Angeles, California                      - Small & Mid Cap Value Portfolio                 SAST
90054-0299.                                       MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                                    - Alliance Growth Portfolio                       SAST
In addition, the SEC maintains a                    - Global Equities Portfolio                       SAST
website (http://www.sec.gov) that                   - Growth-Income Portfolio                         SAST
contains the SAI, materials                       MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
incorporated by reference and other                 - American Funds Global Growth Portfolio          AFIS
information filed electronically with               - American Funds Growth Portfolio                 AFIS
the SEC by AIG SunAmerica Life                      - American Funds Growth-Income Portfolio          AFIS
Assurance Company.                                MANAGED BY DAVIS ADVISORS
                                                    - Davis Venture Value Portfolio                   SAST
ANNUITIES INVOLVE RISKS, INCLUDING                MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Federated American Leaders Portfolio            SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Telecom Utility Portfolio                       SAST
GUARANTEED OR ENDORSED BY, ANY BANK.              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
THEY ARE NOT FEDERALLY INSURED BY THE               - Goldman Sachs Research Portfolio                SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY LORD, ABBETT & CO.
CORPORATION, THE FEDERAL RESERVE                    - Lord Abbett Series Fund Growth and Income
BOARD OR ANY OTHER AGENCY.                            Portfolio                                       LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                        SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Investors Trust Portfolio                   SAST
                                                    - MFS Mid-Cap Growth Portfolio                    SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - International Growth and Income Portfolio       SAST
                                                    - Putnam Growth: Voyager Portfolio                SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                         SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
                                                    - International Diversified Equities Portfolio    SAST
                                                    - Technology Portfolio                            SAST
                                                    - Van Kampen LIT Comstock Portfolio,
                                                      Class II Shares                                  VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio,
                                                      Class II Shares                                  VKT
                                                    - Van Kampen LIT Growth and Income Portfolio,
                                                      Class II Shares                                  VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                   AST
                                                    - Growth Portfolio                                 AST
                                                    - Natural Resources Portfolio                      AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                   SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                      SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                       AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                       SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                        SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                                    - Global Bond Portfolio                           SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                 SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio            AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                       SAST


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF  THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
        A CRIMINAL OFFENSE.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Contract Maintenance Fee..............................     4
       Annual Separate Account Expenses......................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.........................     6
 PURCHASING AN ANCHOR ADVISOR VARIABLE
   ANNUITY...................................................     6
       Allocation of Purchase Payments.......................     7
       Accumulation Units....................................     7
       Free Look.............................................     7
       Exchange Offers.......................................     7
 INVESTMENT OPTIONS..........................................     8
       Variable Portfolios...................................     8
           American Funds Insurance Series...................     8
           Anchor Series Trust...............................     8
           Lord Abbett Series Fund, Inc. ....................     8
           SunAmerica Series Trust...........................     8
           Van Kampen Life Investment Trust..................     8
           Asset Allocation Program..........................     9
       Fixed Account Options.................................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging Program.........................    11
       Asset Allocation Rebalancing..........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    13
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
       Option 1 - Purchase Payment Accumulation Option.......    14
       Option 2 - Maximum Anniversary Option.................    14
       EstatePlus............................................    14
       Spousal Continuation..................................    15
 EXPENSES....................................................    16
       Separate Account Charges..............................    16
       Investment Charges....................................    16
       12b-1 Fees............................................    16
       Transfer Fee..........................................    16
       Optional EstatePlus Fee...............................    16
       Premium Tax...........................................    16
       Income Taxes..........................................    16
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    16
 INCOME OPTIONS..............................................    17
       Annuity Date..........................................    17
       Income Options........................................    17
       Fixed or Variable Income Payments.....................    17
       Income Payments.......................................    18
       Transfers During the Income Phase.....................    18
       Deferment of Payments.................................    18
 TAXES.......................................................    18
       Annuity Contracts in General..........................    18
       Tax Treatment of Distributions - Non-Qualified
       Contracts.............................................    18
       Tax Treatment of Distributions - Qualified
       Contracts.............................................    19
       Minimum Distributions.................................    19
       Tax Treatment of Death Benefits.......................    20
       Contracts Owned by a Trust or Corporation.............    20
       Gifts, Pledges and/or Assignments of a Contract.......    20
       Diversification and Investor Control..................    20
 PERFORMANCE.................................................    21
 OTHER INFORMATION...........................................    21
       AIG SunAmerica Life...................................    21
       The Separate Account..................................    21
       The General Account...................................    21
       Distribution of the Contract..........................    21
       Administration........................................    22
       Legal Proceedings.....................................    22
       Ownership.............................................    22
       Additional Information................................    22
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 22
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   B-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

 ACCUMULATION PHASE - The period during which you invest money in your contract.

 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.

 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.

 ANNUITY DATE - The date on which income payments are to begin, as selected by you.

 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.

 COMPANY - AIG SunAmerica Life Assurance Company, we, us, the insurer which issues this contract. Only AIG SunAmerica Life is a capitalized term of the prospectus.

 INCOME PHASE - The period during which we make income payments to you.

 IRS - The Internal Revenue Service.

 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").

 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

 TRUSTS - Refers to the American Funds Insurance Series, Anchor
 Series Trust, Lord Abbett Series Fund, Inc., the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.

 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the American Funds Insurance Series, Anchor Series Trust, Lord Abbett
 Series Fund, Inc., the SunAmerica Series Trust and the Van Kampen
 Life Investment Trust. The underlying investment portfolios are referred to as "Underlying Funds."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH
 YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT
AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR
                      LONG-TERM RETIREMENT SAVINGS GOALS.


The Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. Please see the FEE TABLE, PURCHASING A ANCHOR ADVISOR VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING
     THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE
                              RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.


MAXIMUM OWNER TRANSACTION EXPENSES

Withdrawal Charges....  None

TRANSFER FEE..........  No charge for the first 15 transfers each contract year; thereafter, the fee
                        is $25 ($10 in Pennsylvania and Texas)
                        per transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
    None

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)


    Mortality and Expense Risk Fees.......................  1.37%
    Distribution Expense Fee..............................  0.15%
    Optional EstatePlus Fee(1)............................  0.25%
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.77%
                                                            =====



   (1) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                               PORTFOLIO EXPENSES


         TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES           MINIMUM   MAXIMUM
         ------------------------------------------           -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
12b-1 fees, if applicable)..................................   0.59%     1.86%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77% (INCLUDING ESTATEPLUS) AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 2.38%)


(1) If you surrender your contract at the end of the applicable time period and you elect the optional EstatePlus feature (0.25%):



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $365    $1,112    $1,878     $3,889
-------------------------------------
-------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $341    $1,039    $1,760     $3,667
-------------------------------------
-------------------------------------



(3) If you do not surrender your contract and you elect the optional EstatePlus feature (0.25%):



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $365    $1,112    $1,878     $3,889
-------------------------------------
-------------------------------------


MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.52%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $214    $  661    $1,134     $2,441
-------------------------------------
-------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $214     $661     $1,134     $2,441
-------------------------------------
-------------------------------------



(3) If you do not surrender your contract and you do not elect any optional features:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $214     $661     $1,134     $2,441
-------------------------------------
-------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as total annual underlying portfolio expenses. The underlying portfolio expenses used to calculate the maximum expense examples are estimated because the underlying portfolio was not available for the entire fiscal year. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume a separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract also offers DCA fixed account option(s). The fixed account option earns interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 7.

AIG SunAmerica Life issues the Anchor Advisor Variable Annuity. When you purchase an Anchor Advisor Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation ("AIG").

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                 PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments in all contracts issued by the Company and First SunAmerica Life Insurance Company, an affiliate of the Company to the same owner to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. We reserve the right to change the amount at which pre-approval is required at any time. Further, We reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase

Payments require Company pre-approval. Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90. You may not elect the EstatePlus benefit if you are age 81 or older at time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


If we discover a misstatement of age with respect to the contract issue age and any age-drive features in the contract, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.


ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application and/or Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:
     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, generally we refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in

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accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Trusts below. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's advisers monitors for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2


Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFIS") portfolios. American Funds Insurance Series contain investment portfolios in addition to those listed here that are not available for investment under this contract.


     ANCHOR SERIES TRUST -- CLASS 2


Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust ("AST") portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC


Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") contains investment portfolios in addition to those listed below that are not available for investment under this contract.


     SUNAMERICA SERIES TRUST -- CLASS 2



Various subadvisers provide investment advice for the SunAmerica Series Trust ("SAST") portfolios. SunAmerica Series Trust contains Variable Portfolios in addition to those listed below which are not available for investment under this contract. The funds marked with an asterisk below are Class 3 shares of SunAmerica Series Trust.



     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II


Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust contains investment portfolios in addition to those listed here which are not available for investment under this contract.

STOCKS:
  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - Aggressive Growth Portfolio                                         SAST
      - Blue Chip Growth Portfolio                                          SAST

      - "Dogs" of Wall Street Portfolio*                                    SAST

      - Growth Opportunities Portfolio                                      SAST

  MANAGED BY ALLIANCEBERNSTEIN


      - Small & Mid Cap Value Portfolio**                                   SAST


  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                           SAST
      - Global Equities Portfolio                                           SAST
      - Growth-Income Portfolio                                             SAST

  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY


      - American Funds Global Growth Portfolio                              AFIS


      - American Funds Growth Portfolio                                     AFIS


      - American Funds Growth-Income Portfolio                              AFIS


  MANAGED BY DAVIS ADVISORS

      - Davis Venture Value Portfolio                                       SAST


  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY



      - Federated American Leaders Portfolio***                             SAST

      - Telecom Utility Portfolio                                           SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                    SAST

  MANAGED BY LORD, ABBETT & CO.

      - Lord Abbett Series Fund Growth and Income Portfolio*                LASF

  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

      - Marsico Growth Portfolio**                                          SAST


  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Massachusetts Investors Trust Portfolio                         SAST

      - MFS Mid-Cap Growth Portfolio**                                      SAST


 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

      - International Growth and Income Portfolio                           SAST
      - Putnam Growth: Voyager Portfolio                                    SAST

  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC


      - Foreign Value Portfolio**                                           SAST


  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

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  MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.

      - International Diversified Equities Portfolio                        SAST
      - Technology Portfolio                                                SAST
      - Van Kampen LIT Comstock Portfolio, Class II Shares                   VKT
      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares            VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT

BALANCED:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - SunAmerica Balanced Portfolio                                       SAST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


      - MFS Total Return Portfolio                                          SAST


  MANAGED BY WM ADVISORS, INC.


      - Asset Allocation Portfolio                                           AST


BONDS:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - High-Yield Bond Portfolio                                           SAST


  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY


      - Corporate Bond Portfolio                                            SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Global Bond Portfolio                                               SAST

  MANAGED BY VAN KAMPEN

      - Worldwide High Income Portfolio                                     SAST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Government and Quality Bond Portfolio                                AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC

      - Cash Management Portfolio                                           SAST


  * "Dogs" of Wall Street is an equity fund seeking total return.



 ** Class 3 shares of SAST.



*** Federated American Leaders is an equity fund seeking growth of capital and income.


YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

ASSET ALLOCATION PROGRAM

    PROGRAM DESCRIPTION

The asset allocation program is offered to help you diversify your investment across various asset classes.

Each of the models is comprised of a carefully selected combination of Variable Portfolios with allocation amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

    ENROLLING IN THE PROGRAM


You may enroll in the program by selecting the model as well as any program options on the product application form. If you already own a policy, you must complete and submit a program election form. You and your financial representative determine the model most appropriate for you. You may discontinue investment in the program at any time with a written request, telephone or internet instructions, subject to our rules.


You may also choose to invest gradually into a model through the dollar cost averaging program. You may only invest in one model at a time. You may invest in investment options outside your selected model but only in those Variable Portfolios that are not utilized in the model you selected. A transfer into or out of one of the Variable Portfolios in your model, outside of the specifications in the model will effectively terminate your participation in the program.

Currently, there is no fee for participating in this program.

    WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected model unless otherwise instructed by you. If you choose to make a non-proportional withdrawal from the Variable Portfolio in the model, your investment may no longer be consistent with the model's intended objectives.

Withdrawals may be subject to a withdrawal charge. Withdrawals may be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

    KEEPING YOUR PROGRAM ON TARGET

    REBALANCING

You can elect to have your contract rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those investment options within each model will be rebalanced. An investment not included in the model can not be rebalanced.

    ANNUAL RE-EVALUATION


Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the re-evaluated allocations each year on or about March 31. If you choose not to

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participate in the re-evaluation part of this program, you must contact the
Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow Us to automatically rebalance your contract in accordance with the re-evaluated models. Please check with your financial representative to determine the protocol for his/her firm.


    IMPORTANT INFORMATION

Using an asset allocation methodology does not guarantee greater or more consistent returns. Historical market and asset class performance may differ in the future from the historical performance upon which the models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off in an investment option or options representing a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of like securities in a single asset class.

The models represent suggested allocations which are provided as general guidance. You should work with your financial representative to assist you in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning the specific models can be obtained from your financial representative.

WE HAVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

- Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

- Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

- Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.


At any time we are crediting the guaranteed minimum interest rate specified in your contract to the fixed accounts, we reserve the right to restrict transfers and Purchase Payments into the FAGPs.


When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE


During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed

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account options. Funds already in your contract cannot be transferred into the
DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.



This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.



In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:



- the number of transfers made in a defined period;



- the dollar amount of the transfer;



- the total assets of the Variable Portfolio involved in the transfer;



- the investment objectives of the particular Variable Portfolios involved in your transfers; and/or



- whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We do not limit the number of transfers you can make without incurring a fee. We reserve the right to impose a fee after a specified number of transfers in the future. If we do impose such a limit you may be charged $25 for each transfer in excess of that limit. We will provide notice of any limitation.



All transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request. For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.



We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



For information regarding transfers during the Income Phase, see INCOME OPTIONS below.



We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.


DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the DCAFAs (source account) to any other Variable Portfolio (target account). Transfers may occur on certain periodic schedules such as monthly or weekly count against your 15 free transfers per contract year. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. The fixed account option is not available as a target account for the DCA program. There is no charge for participating in the DCA program.



If available, you may systematically transfer interest earned in available fixed account guarantee periods ("FAGPs") into any of the Variable Portfolios on certain periodic schedules offered by Us. You may change or terminate these systematic

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transfers by contacting Our Annuity Service Center. Check with your financial representative about the current availability of this service.


We may offer DCAFAs exclusively to facilitate the DCA program for a specified time period. The DCAFA only accepts new Purchase Payments. You cannot transfer money already in your contract into the DCAFAs. If you allocate a Purchase Payment into the DCAFAs, we transfer all your money into the Variable Portfolios over the selected time period at the offered frequency of your choosing. You cannot change the frequency of transfers once selected.

You may terminate the DCA program at any time. If money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
    MONTH           UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING


Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. There is no fee for participating in the Asset Rebalancing Program.


At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state

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laws. The new Variable Portfolio offered may have different fees and expenses.
You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


The term Net Purchase Payment is used frequently in explaining the death benefit options and EstatePlus benefit below. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

---------------------------------------------------------------
                                                  MAXIMUM
    CONTRACT YEAR           ESTATEPLUS           ESTATEPLUS
      OF DEATH              PERCENTAGE           PERCENTAGE
---------------------------------------------------------------
 All Contract Years     25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS BELOW.


EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. See your financial representative for information regarding availability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C

FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

  OTHER REVENUE

We may receive compensation of up to 0.40% from the investment advisers of the underlying investments of the Trusts for services related to the underlying investments of the Trusts.

INVESTMENT CHARGES

  Investment Management Fee

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. For more detailed information on these investment charges, refer to the accompanying prospectuses for the Trusts.

  12B-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to Class 1 and 2 shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SAST's Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series and Class 3 of the Anchor Series Trust and SunAmerica Series Trust is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the underlying portfolios.

TRANSFER FEE

We generally permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct these premium tax charges from your contract, when applicable. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX B provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options maybe available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

    OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and in most states, if a non-qualified contract, your gender, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO YOUR MONEY for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

----------------------------------------------------------------
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                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------


NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase

Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.



DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

----------------------------------------------------------------
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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch Ratings, ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

----------------------------------------------------------------
----------------------------------------------------------------
                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp. and the AIG Advisors Group, Inc. (comprising seven wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life established a separate account, Variable Annuity Account Four ("separate account"), under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the separate account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 7% of your Purchase Payments. We may also pay an annual trail commission of up to 1.50% quarterly as early as the second contract year. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.


From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers which may not be affiliated broker-dealers and/or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.


AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, or with respect to the separate account.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

ADDITIONAL INFORMATION

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      4
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Death Benefit Options for Contracts Issued         11
  Before October 24, 2001.....................
Taxes.........................................     13
Distribution of Contracts.....................     17
Financial Statements..........................     17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                FISCAL         FISCAL           FISCAL
                                                                 YEAR           YEAR             YEAR
                         PORTFOLIOS                            12/31/01       12/31/02         12/31/03
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$35.378    (a)$33.909       (a)$25.789
                                                              (b)$35.378    (b)$33.891       (b)$25.714
        End AUV.............................................  (a)$33.909    (a)$25.789       (a)$33.545
                                                              (b)$33.891    (b)$25.714       (b)$33.363
        Ending Number of AUs................................  (a)68,173     (a)230,201       (a)268,363
                                                              (b)12,765     (b)32,723        (b)36,501
----------------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.915    (a)$15.323       (a)$16.470
                                                              (b)$14.915    (b)$15.319       (b)$16.426
        End AUV.............................................  (a)$15.323    (a)$16.470       (a)$16.606
                                                              (b)$15.319    (b)$16.426       (b)$16.519
        Ending Number of AUs................................  (a)226,122    (a)1,363,986     (a)1,192,239
                                                              (b)43,166     (b)99,375        (b)83,069
----------------------------------------------------------------------------------------------------------
  Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$27.961    (a)$27.233       (a)$20.847
                                                              (b)$27.961    (b)$27.215       (b)$20.781
        End AUV.............................................  (a)$27.233    (a)$20.847       (a)$26.637
                                                              (b)$27.215    (b)$20.781       (b)$26.486
        Ending Number of AUs................................  (a)44,182     (a)134,870       (a)157,143
                                                              (b)6,916      (b)25,443        (b)23,313
----------------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.651    (a)$14.352       (a)$15.297
                                                              (b)$14.651    (b)$14.309       (b)$15.213
        End AUV.............................................  (a)$14.352    (a)$15.297       (a)$22.221
                                                              (b)$14.309    (b)$15.213       (b)$22.044
        Ending Number of AUs................................  (a)8,807      (a)46,153        (a)59,111
                                                              (b)1,515      (b)7,855         (b)8,292
----------------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.970    (a)$13.627       (a)$10.092
                                                              (b)$15.970    (b)$13.621       (b)$10.062
        End AUV.............................................  (a)$13.627    (a)$10.092       (a)$12.750
                                                              (b)$13.621    (b)$10.062       (b)$12.680
        Ending Number of AUs................................  (a)21,673     (a)41,145        (a)60,005
                                                              (b)8,449      (b)12,792        (b)13,028
----------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$32.786    (a)$32.462       (a)$21.935
                                                              (b)$32.786    (b)$32.395       (b)$21.836
        End AUV.............................................  (a)$32.462    (a)$21.935       (a)$27.140
                                                              (b)$32.395    (b)$21.836       (b)$26.949
        Ending Number of AUs................................  (a)97,729     (a)227,946       (a)229,139
                                                              (b)21,106     (b)40,550        (b)32,571
----------------------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$18.647    (a)$18.608       (a)$16.920
                                                              (b)$18.647    (b)$18.608       (b)$16.878
        End AUV.............................................  (a)$18.608    (a)$16.920       (a)$20.478
                                                              (b)$18.608    (b)$16.878       (b)$20.377
        Ending Number of AUs................................  (a)42,880     (a)365,202       (a)483,327
                                                              (b)14,146     (b)27,300        (b)26,476
----------------------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$7.199     (a)$6.701        (a)$4.662
                                                              (b)$7.199     (b)$6.695        (b)$4.647
        End AUV.............................................  (a)$6.701     (a)$4.662        (a)$5.778
                                                              (b)$6.695     (b)$4.647        (b)$5.744
        Ending Number of AUs................................  (a)28,297     (a)203,638       (a)236,317
                                                              (b)15,167     (b)43,031        (b)50,790
----------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL         FISCAL           FISCAL
                                                                 YEAR           YEAR             YEAR
                         PORTFOLIOS                            12/31/01       12/31/02         12/31/03
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$12.987    (a)$13.058       (a)$13.015
                                                              (b)$12.987    (b)$13.065       (b)$12.989
        End AUV.............................................  (a)$13.058    (a)$13.015       (a)$12.886
                                                              (b)$13.065    (b)$12.989       (b)$12.828
        Ending Number of AUs................................  (a)666,933    (a)2,691,023     (a)737,961
                                                              (b)35,811     (b)127,783       (b)44,539
----------------------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$13.663    (a)$13.972       (a)$14.765
                                                              (b)$13.663    (b)$13.952       (b)$14.707
        End AUV.............................................  (a)$13.972    (a)$14.765       (a)$16.255
                                                              (b)$13.952    (b)$14.707       (b)$16.151
        Ending Number of AUs................................  (a)80,015     (a)372,600       (a)431,694
                                                              (b)18,206     (b)44,153        (b)42,516
----------------------------------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$27.129    (a)$26.207       (a)$21.459
                                                              (b)$27.129    (b)$26.174       (b)$21.378
        End AUV.............................................  (a)$26.207    (a)$21.459       (a)$28.093
                                                              (b)$26.174    (b)$21.378       (b)$27.918
        Ending Number of AUs................................  (a)258,892    (a)538,252       (a)576,810
                                                              (b)36,023     (b)56,681        (b)64,759
----------------------------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$9.376     (a)$9.703        (a)$8.916
                                                              (b)$9.376     (b)$9.680        (b)$8.875
        End AUV.............................................  (a)$9.703     (a)$8.916        (a)$10.525
                                                              (b)$9.680     (b)$8.875        (b)$10.450
        Ending Number of AUs................................  (a)32,920     (a)132,185       (a)204,227
                                                              (b)4,748      (b)19,343        (b)19,964
----------------------------------------------------------------------------------------------------------
  Federated American Leaders (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$16.876    (a)$16.380       (a)$12.924
                                                              (b)$16.876    (b)$16.377       (b)$12.889
        End AUV.............................................  (a)$16.380    (a)$12.924       (a)$16.215
                                                              (b)$16.377    (b)$12.889       (b)$16.131
        Ending Number of AUs................................  (a)45,973     (a)157,053       (a)158,591
                                                              (b)38,403     (b)56,089        (b)53,148
----------------------------------------------------------------------------------------------------------
  Foreign Value (Inception Date - 7/28/03)
        Beginning AUV.......................................  (a)$--        (a)$--           (a)$10.559
                                                              (b)$--        (b)$--           (b)$10.526
        Ending AUV..........................................  (a)$--        (a)$--           (a)$12.463
                                                              (b)$--        (b)$--           (b)$12.410
        Ending Number of AUs................................  (a)--         (a)--            (a)28,174
                                                              (b)--         (b)--            (b)5
----------------------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.461    (a)$15.662       (a)$16.321
                                                              (b)$15.461    (b)$15.648       (b)$16.265
        End AUV.............................................  (a)$15.662    (a)$16.321       (a)$16.621
                                                              (b)$15.648    (b)$16.265       (b)$16.523
        Ending Number of AUs................................  (a)28,624     (a)78,599        (a)90,832
                                                              (b)2,007      (b)7,589         (b)6,656
----------------------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$17.986    (a)$17.477       (a)$12.570
                                                              (b)$17.986    (b)$17.447       (b)$12.518
        End AUV.............................................  (a)$17.477    (a)$12.570       (a)$15.638
                                                              (b)$17.447    (b)$12.518       (b)$15.535
        Ending Number of AUs................................  (a)21,337     (a)52,732        (a)94,558
                                                              (b)1,106      (b)3,803         (b)1,543
----------------------------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$8.100     (a)$7.171        (a)$5.072
                                                              (b)$8.100     (b)$7.168        (b)$5.057
        End AUV.............................................  (a)$7.171     (a)$5.072        (a)$6.247
                                                              (b)$7.168     (b)$5.057        (b)$6.212
        Ending Number of AUs................................  (a)34,702     (a)93,584        (a)102,840
                                                              (b)9,127      (b)21,629        (b)13,418
----------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL         FISCAL           FISCAL
                                                                 YEAR           YEAR             YEAR
                         PORTFOLIOS                            12/31/01       12/31/02         12/31/03
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$28.878    (a)$26.800       (a)$20.783
                                                              (b)$28.878    (b)$26.794       (b)$20.726
        End AUV.............................................  (a)$26.800    (a)$20.783       (a)$25.679
                                                              (b)$26.794    (b)$20.726       (b)$25.545
        Ending Number of AUs................................  (a)94,647     (a)262,112       (a)247,669
                                                              (b)21,761     (b)44,936        (b)36,884
----------------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$6.256     (a)$5.813        (a)$3.443
                                                              (b)$6.256     (b)$5.804        (b)$3.426
        End AUV.............................................  (a)$5.813     (a)$3.443        (a)$4.570
                                                              (b)$5.804     (b)$3.426        (b)$4.537
        Ending Number of AUs................................  (a)24,497     (a)77,004        (a)132,656
                                                              (b)11,270     (b)48,225        (b)52,716
----------------------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$13.172    (a)$12.506       (a)$11.584
                                                              (b)$13.172    (b)$12.495       (b)$11.546
        End AUV.............................................  (a)$12.506    (a)$11.584       (a)$14.990
                                                              (b)$12.495    (b)$11.546       (b)$14.902
        Ending Number of AUs................................  (a)23,196     (a)227,933       (a)348,751
                                                              (b)5,015      (b)15,668        (b)31,655
----------------------------------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date - 7/9/01)
        Beginning AUV.......................................  (a)$11.125    (a)$10.216       (a)$7.171
                                                              (b)$11.125    (b)$10.168       (b)$7.139
        End AUV.............................................  (a)$10.216    (a)$7.171        (a)$9.290
                                                              (b)$10.168    (b)$7.139        (b)$9.228
        Ending Number of AUs................................  (a)47,648     (a)237,948       (a)337,169
                                                              (b)5,630      (b)17,177        (b)17,029
----------------------------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$11.372    (a)$10.751       (a)$8.364
                                                              (b)$11.372    (b)$10.746       (b)$8.342
        End AUV.............................................  (a)$10.751    (a)$8.364        (a)$11.262
                                                              (b)$10.746    (b)$8.342        (b)$11.205
        Ending Number of AUs................................  (a)75,088     (a)271,904       (a)248,621
                                                              (b)3,720      (b)20,857        (b)20,934
----------------------------------------------------------------------------------------------------------
  Marsico Growth (Inception Date - 7/28/03)
        Beginning AUV.......................................  (a)$--        (a)$--           (a)$8.768
                                                              (b)$--        (b)$--           (b)$8.743
        Ending AUV..........................................  (a)$--        (a)$--           (a)$9.507
                                                              (b)$--        (b)$--           (b)$9.470
        Ending Number of AUs................................  (a)--         (a)--            (a)28,512
                                                              (b)--         (b)--            (b)4,830
----------------------------------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date - 7/9/01)
        Beginning AUV.......................................  (a)$20.217    (a)$19.217       (a)$14.933
                                                              (b)$20.217    (b)$19.204       (b)$14.886
        End AUV.............................................  (a)$19.217    (a)$14.933       (a)$17.988
                                                              (b)$19.204    (b)$14.886       (b)$17.887
        Ending Number of AUs................................  (a)45,559     (a)146,656       (a)202,746
                                                              (b)5,282      (b)17,824        (b)20,142
----------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.227    (a)$13.408       (a)$6.966
                                                              (b)$15.227    (b)$13.395       (b)$6.942
        End AUV.............................................  (a)$13.408    (a)$6.966        (a)$9.402
                                                              (b)$13.395    (b)$6.942        (b)$9.346
        Ending Number of AUs................................  (a)99,028     (a)286,530       (a)320,630
                                                              (b)13,378     (b)38,608        (b)45,674
----------------------------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 7/28/03)
        Beginning AUV.......................................  (a)$--        (a)$--           (a)$21.208
                                                              (b)$--        (b)$--           (b)$21.138
        End AUV.............................................  (a)$--        (a)$--           (a)$22.797
                                                              (b)$--        (b)$--           (b)$22.697
        Ending Number of AUs................................  (a)--         (a)--            (a)$35,978
                                                              (b)--         (b)--            (b)1,992
----------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL         FISCAL           FISCAL
                                                                 YEAR           YEAR             YEAR
                         PORTFOLIOS                            12/31/01       12/31/02         12/31/03
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$21.065    (a)$19.070       (a)$13.792
                                                              (b)$21.065    (b)$19.066       (b)$13.755
        End AUV.............................................  (a)$19.070    (a)$13.792       (a)$16.822
                                                              (b)$19.066    (b)$13.755       (b)$16.735
        Ending Number of AUs................................  (a)23,245     (a)39,243        (a)28,800
                                                              (b)2,950      (b)10,078        (b)8,217
----------------------------------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date - 7/28/03)
        Beginning AUV.......................................  (a)$--        (a)$--           (a)$11.487
                                                              (b)$--        (b)$--           (b)$11.446
        Ending AUV..........................................  (a)$--        (a)$--           (a)$13.589
                                                              (b)$--        (b)$--           (b)$13.525
        Ending Number of AUs................................  (a)--         (a)--            (a)18,863
                                                              (b)--         (b)--            (b)1,622
----------------------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.626    (a)$15.005       (a)$12.518
                                                              (b)$15.626    (b)$15.005       (b)$12.486
        End AUV.............................................  (a)$15.005    (a)$12.518       (a)$14.170
                                                              (b)$15.005    (b)$12.486       (b)$14.100
        Ending Number of AUs................................  (a)107,427    (a)357,033       (a)361,492
                                                              (b)3,241      (b)22,241        (b)24,978
----------------------------------------------------------------------------------------------------------
  Technology (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$4.018     (a)$3.450        (a)$1.718
                                                              (b)$4.018     (b)$3.451        (b)$1.715
        End AUV.............................................  (a)$3.450     (a)$1.718        (a)$2.548
                                                              (b)$3.451     (b)$1.715        (b)$2.536
        Ending Number of AUs................................  (a)54,460     (a)138,692       (a)189,634
                                                              (b)32,973     (b)66,335        (b)66,153
----------------------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$12.848    (a)$11.507       (a)$8.627
                                                              (b)$12.848    (b)$11.516       (b)$8.613
        End AUV.............................................  (a)$11.507    (a)$8.627        (a)$10.077
                                                              (b)$11.516    (b)$8.613        (b)$10.035
        Ending Number of AUs................................  (a)26,250     (a)131,718       (a)143,243
                                                              (b)2,786      (b)6,158         (b)5,277
----------------------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.490    (a)$14.301       (a)$13.999
                                                              (b)$14.490    (b)$14.287       (b)$13.949
        End AUV.............................................  (a)$14.301    (a)$13.999       (a)$17.339
                                                              (b)$14.287    (b)$13.949       (b)$17.234
        Ending Number of AUs................................  (a)1,808      (a)13,981        (a)32,864
                                                              (b)500        (b)1,426         (b)2,535
----------------------------------------------------------------------------------------------------------
  Lord Abbett Series Fund Growth and Income (Inception Date - 7/28/03)
        Beginning AUV.......................................  (a)$--        (a)$--           (a)$9.337
                                                              (b)$--        (b)$--           (b)$9.300
        Ending AUV..........................................  (a)$--        (a)$--           (a)$10.556
                                                              (b)$--        (b)$--           (b)$10.503
        Ending Number of AUs................................  (a)--         (a)--            (a)11,803
                                                              (b)--         (b)--            (b)2,148
----------------------------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares
    (Inception Date - 12/10/01)
        Beginning AUV.......................................  (a)$10.106    (a)$10.214       (a)$8.098
                                                              (b)$--        (b)$--           (b)$8.081
        End AUV.............................................  (a)$10.214    (a)$8.098        (a)$10.431
                                                              (b)$--        (b)$8.081        (b)$10.382
        Ending Number of AUs................................  (a)3,643      (a)143,852       (a)192,557
                                                              (b)--         (b)24,918        (b)24,906
----------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL         FISCAL           FISCAL
                                                                 YEAR           YEAR             YEAR
                         PORTFOLIOS                            12/31/01       12/31/02         12/31/03
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares
    (Inception Date - 12/10/01)
        Beginning AUV.......................................  (a)$10.352    (a)$10.377       (a)$6.883
                                                              (b)$--        (b)$--           (b)$6.837
        End AUV.............................................  (a)$10.377    (a)$6.883        (a)$8.613
                                                              (b)$--        (b)$6.837        (b)$8.533
        Ending Number of AUs................................  (a)1,143      (a)125,151       (a)181,013
                                                              (b)--         (b)22,249        (b)27,924
----------------------------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares
    (Inception Date - 1/25/02)
        Beginning AUV.......................................  (a)$--        (a)$10.556       (a)$8.857
                                                              (b)$--        (b)$10.549       (b)$8.833
        End AUV.............................................  (a)$--        (a)$8.857        (a)$11.139
                                                              (b)$--        (b)$8.833        (b)$11.081
        Ending Number of AUs................................  (a)--         (a)86,876        (a)118,695
                                                              (b)--         (b)18,787        (b)7,804
----------------------------------------------------------------------------------------------------------
  American Funds Global Growth (Inception Date - 7/28/03)
        Beginning AUV.......................................  (a)$--        (a)$--           (a)$12.479
                                                              (b)$--        (b)$--           (b)$12.447
        Ending AUV..........................................  (a)$--        (a)$--           (a)$14.591
                                                              (b)$--        (b)$--           (b)$14.537
        Ending Number of AUs................................  (a)--         (a)--            (a)10,818
                                                              (b)--         (b)--            (b)10,669
----------------------------------------------------------------------------------------------------------
  American Funds Growth (Inception Date - 7/28/03)
        Beginning AUV.......................................  (a)$--        (a)$--           (a)$13.167
                                                              (b)$--        (b)$--           (b)$13.139
        Ending AUV..........................................  (a)$--        (a)$--           (a)$14.667
                                                              (b)$--        (b)$--           (b)$14.621
        Ending Number of AUs................................  (a)--         (a)--            (a)75,729
                                                              (b)--         (b)--            (b)10,306
----------------------------------------------------------------------------------------------------------
  American Funds Growth-Income (Inception Date - 7/28/03)
        Beginning AUV.......................................  (a)$--        (a)$--           (a)$12.590
                                                              (b)$--        (b)$--           (b)$12.560
        Ending AUV..........................................  (a)$--        (a)$--           (a)$14.197
                                                              (b)$--        (b)$--           (b)$14.148
        Ending Number of AUs................................  (a)--         (a)--            (a)83,828
                                                              (b)--         (b)--            (b)15,252
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1. Purchase Payment Accumulation Option

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The following table provides the details, if the Continuing Spouse is age 69 or younger on the Continuation Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the table below shows the available EstatePlus benefit:

--------------------------------------------------------------
  CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH            PERCENTAGE       ESTATEPLUS PERCENTAGE
--------------------------------------------------------------
 All Contract       25% of earnings      40% of Continuation
  Years                                  Net Purchase
                                         Payments*
--------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

            Date:  ---------------                 Signed:  ---------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                       FIXED AND VARIABLE GROUP DEFERRED
                          ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FOUR
                       (ANCHOR ADVISOR VARIABLE ANNUITY)

               DEPOSITOR: AIG SUN AMERICA LIFE ASSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 3, 2004 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling (800) 445-SUN2 or by written request addressed to:


                     AIG SunAmerica Life Assurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 3, 2004

                                TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
Separate Account.......................................................................   3

General Account........................................................................   4

Performance Data ......................................................................   4

Income Payments........................................................................   8

Annuity Unit Values....................................................................   9

Death Benefit Options for Contracts Issued Before October 24, 2001.....................  10

Taxes..................................................................................  14

Distribution of Contracts..............................................................  18

Financial Statements...................................................................  18

                                SEPARATE ACCOUNT

        Variable Annuity Account Four ("Separate account ") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on
November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The Company has since redomesticated to Arizona, effective January 1, 1996. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

        The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

        The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT

        The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

      From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the separate account may advertise "total return" date for its other Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

In calculating hypothetical historical adjusted returns, for periods starting prior to the date the Variable Portfolios were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust (Trusts), modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO




      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)
      where:
            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 365/7).

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS


      The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".



      These rates of return do not reflect election of optional features. The rates of return would be lower if these features were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance. These rates of return reflect the currently applicable 12b-1 service fee on the Trusts. If you purchased your contract before July 9, 2001, the variable portfolio shares of the Anchor Series and SunAmerica Series Trusts are not subject to the 12b-1 service fee, and therefore, the performance figures would be slightly higher.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  n
            P(1+T)  = ERV

where:
            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

            NIF = ($11.46/$11.44)

            = 1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
                      (1/12
            1/[(1.035)     )] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

      First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

      Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

      Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:


               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or


               2. total Purchase Payments less any withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                     TAXES


General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

      The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS


      The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account Four at December 31, 2003, and for each of the two years in the period ended December 31, 2003, are presented in this Statement of Additional Information. The consolidated financial statements of the company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts.


      PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Report of Independent Auditors


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.


PricewaterhouseCoopers LLP
Los Angeles, California
March 29, 2004

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                DECEMBER 31,     DECEMBER 31,
                                                                   2003            2002
                                                                -----------      -----------
                                                                       (IN THOUSANDS)
ASSETS

Investments and cash:
  Cash and short-term investments                               $    85,188      $    65,872
  Bonds, notes and redeemable preferred stocks available
    for sale, at market value (amortized cost: December
    31, 2003, $5,351,183; December 31, 2002, $5,492,677)          5,505,800        5,528,569
  Mortgage loans                                                    716,846          738,601
  Policy loans                                                      200,232          215,846
  Separate account seed money                                        17,815           25,366
  Common stocks available for sale, at market value (cost:
    December 31, 2003, $635; December 31, 2002, $4,111)                 727            2,609
  Real estate                                                        22,166           22,315
  Securities lending collateral                                     514,145          585,760
  Other invested assets                                              10,453            8,766
                                                                -----------      -----------
  Total investments and cash                                      7,073,372        7,193,704

Variable annuity assets held in separate accounts                19,178,796       14,758,642
Accrued investment income                                            74,647           75,326
Deferred acquisition costs                                        1,424,317        1,364,748
Income taxes currently receivable from Parent                          --            100,123
Due from affiliates                                                    --             26,304
Goodwill                                                              4,603            4,603
Other assets                                                         26,116           15,382
                                                                -----------      -----------
TOTAL ASSETS                                                    $27,781,851      $23,538,832
                                                                ===========      ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                      DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                      -----------     ------------
                                                          (IN THOUSANDS)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:

  Reserves for fixed annuity contracts                $ 4,274,329      $ 4,285,098
  Reserves for universal life insurance
    contracts                                           1,609,233        1,676,073
  Reserves for guaranteed investment contracts            218,032          359,561
  Securities lending payable                              514,145          585,760
  Income taxes currently payable to Parent                    394             --
  Modified coinsurance deposit liability                    4,738           31,393
  Due to affiliates                                        11,448             --
  Payable to brokers                                        1,140            8,529
  Other liabilities                                       224,780          160,265
                                                      -----------      -----------
Total reserves, payables and accrued liabilities        6,858,239        7,106,679
                                                      -----------      -----------
Variable annuity liabilities related to
  separate accounts                                    19,178,796       14,758,642
                                                      -----------      -----------
Deferred income taxes                                     281,399          351,872
                                                      -----------      -----------
Total liabilities                                      26,318,434       22,217,193
                                                      -----------      -----------
Shareholder's equity:
  Common stock                                              3,511            3,511
  Additional paid-in capital                            1,125,753        1,125,753
  Retained earnings                                       261,543          175,871
  Accumulated other comprehensive income                   72,610           16,504
                                                      -----------      -----------
  Total shareholder's equity                            1,463,417        1,321,639
                                                      -----------      -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $27,781,851      $23,538,832
                                                      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                YEARS ENDED DECEMBER 31,
                                                            ---------------------------------
                                                               2003        2002         2001
                                                            ----------   ---------   ---------
                                                                     (IN THOUSANDS)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance        $290,132    $295,509    $348,883
    Net retained commissions                                      --          --      47,572
    Asset management fees                                         --          --      63,529
    Universal life insurance fees, net of reinsurance         35,816      36,253      36,475
    Surrender charges                                         27,733      32,507      24,911
    Other fees, net                                               --       3,305      14,551
                                                          ----------   ---------   ---------
      Total fee income                                       353,681     367,574     535,921
Investment income                                            398,304     377,556     374,268
Net realized investment losses                               (30,354)    (65,811)    (92,711)
                                                          ----------   ---------   ---------
Total revenues                                               721,631     679,319     817,478
                                                          ----------   ---------   ---------
BENEFITS AND EXPENSES:
Interest expense:
  Fixed annuity contracts                                    153,636     142,973     133,647
  Universal life insurance contracts                          76,415      80,021      81,773
  Guaranteed investment contracts                              7,534      11,267      25,079
  Sub notes payable to affiliates                                 --          --       4,475
                                                          ----------   ---------   ---------
Total interest expense                                       237,585     234,261     244,974
General and administrative expenses                           83,013      79,287     136,942
Amortization of deferred acquisition costs                   156,906     187,860     220,316
Annual commissions                                            55,661      58,389      58,278
Claims on universal life contracts, net of
  reinsurance recoveries                                      17,766      15,716      17,566
Guaranteed minimum death benefits, net of
  reinsurance recoveries                                      63,268      67,492      17,839
                                                          ----------   ---------   ---------
Total benefits and expenses                                  614,199     643,005     695,915
                                                          ----------   ---------   ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING
  CHANGE                                                     107,432      36,314     121,563
Income tax expense                                            21,760       2,063      20,852
                                                          ----------   ---------   ---------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE          85,672      34,251     100,711
Cumulative effect of accounting change, net of tax                --          --     (10,342)
                                                          ----------   ---------   ---------
NET INCOME                                                $   85,672   $  34,251   $  90,369
                                                          ----------   ---------   ---------

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                               -----------------------------------------
                                                  2003          2002             2001
                                               ---------      ---------       ----------
                                                           (IN THOUSANDS)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on fixed
    maturity and equity securities
    available for sale identified in the
    current period less related
    amortization of deferred acquisition
    costs                                      $  67,125       $  20,358      $  (10,418)

  Less reclassification adjustment for
    net realized losses included in net
    income                                        19,194          52,285          64,062

  Cumulative effect of accounting change,
    net of tax                                      --              --             1,389

  Change related to cash flow hedges                --            (2,218)             81

  Income tax expense                             (30,213)        (24,649)        (18,804)
                                               ---------       ---------      ----------
OTHER COMPREHENSIVE INCOME                        56,106          45,776          36,310
                                               ---------       ---------      ----------
COMPREHENSIVE INCOME                           $ 141,778       $  80,027      $  126,679
                                               =========       =========      ==========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                            YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------
                                                    2003               2002            2001
                                                ------------      -------------   ------------
                                                                  (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                     $    85,672          $ 34,251        $  90,369
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
  Cumulative effect of accounting
    change, net of tax                                --                --              10,342
  Interest credited to:
    Fixed annuity contracts                        153,636           142,973           133,647
    Universal life insurance contracts              76,415            80,021            81,773
    Guaranteed investment contracts                  7,534            11,267            25,079
  Net realized investment losses                    30,354            65,811            92,711
  Amortization of premium (discount) on
    securities                                         590            (2,721)           (6,284)
  Amortization of goodwill                            --                --               1,452
  Amortization of deferred acquisition
    costs                                          156,906           187,860           220,316
  Acquisition costs deferred                      (250,475)         (256,538)         (359,158)
  Provision for deferred income taxes             (100,685)          128,748           126,010
  Change in:
    Accrued investment income                          679           (10,099)           (7,717)
    Separate account seed money                     (7,375)            3,932            10,838
    Other assets                                   (10,734)            2,433            15,042
    Income taxes currently payable to/
      receivable from Parent                       100,517           (50,471)              106
    Due from/to affiliates                         (26,248)           16,153           (68,844)
    Other liabilities                               46,987             5,167             9,697
  Other, net                                        17,124            17,475            21,216
                                               -----------        ----------         ----------
NET CASH PROVIDED BY OPERATING ACTIVITIES          280,897           376,262           396,595
                                               -----------        ----------         ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred
    stocks                                      (2,078,310)       (2,403,362)       (2,178,830)
  Mortgage loans                                   (44,247)         (128,764)          (70,295)
  Other investments, excluding
    short-term investments                         (20,266)          (65,184)          (27,413)
Sales of:
  Bonds, notes and redeemable preferred
    stocks                                       1,190,299           849,022         1,087,090
  Common stock                                       3,920               195               164
  Other investments, excluding
    short-term investments                           8,915               630             3,363
Redemptions and maturities of:
  Bonds, notes and redeemable preferred
    stocks                                         994,014           615,798           549,638
  Mortgage loans                                    67,506            82,825            63,960
  Other investments, excluding
    short-term investments                          72,970           114,347            78,555
                                               -----------        ----------         ----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                   $   194,801        $ (934,493)        $ (493,768)
                                               -----------        ----------         ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------
                                                     2003             2002              2001
                                                ------------     -------------     -----------
                                                                 (IN THOUSANDS)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                      $ 1,553,030       $ 1,731,597       $ 2,280,498
  Universal life insurance contracts                45,657            49,402            52,469
  Guaranteed investment contracts                     --                --              40,000
Net exchanges from the fixed accounts of
  variable annuity contracts                    (1,148,030)         (503,221)       (1,368,527)
Withdrawal payments on:
  Fixed annuity contracts                         (464,332)         (529,466)         (315,794)
  Universal life insurance contracts               (61,039)          (68,444)          (55,361)
  Guaranteed investment contracts                 (148,719)         (135,084)         (191,919)
Claims and annuity payments on:
  Fixed annuity contracts                         (109,412)          (98,570)          (52,685)
  Universal life insurance contracts              (111,380)         (100,995)         (146,998)
Net receipts from (repayments of) other
  short-term financings                             14,498            (8,025)           15,920
Net payment related to a modified
  coinsurance transaction                          (26,655)          (30,282)          (35,972)
Capital contribution received from Parent             --             200,000              --
Dividends paid to Parent                              --                --             (94,095)
Net cash and short-term investments
  transferred to the Parent in
  distribution of Saamsun Holdings Corp.              --             (82,873)             --
                                               -----------       -----------       -----------
NET CASH (USED IN) PROVIDED BY FINANCING
  ACTIVITIES                                      (456,382)          424,039           127,536
                                               -----------       -----------       -----------
NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                            19,316          (134,192)           30,363
CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                               65,872           200,064           169,701
                                               -----------       -----------       -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF
  PERIOD                                       $    85,188       $    65,872       $   200,064
                                               ===========       ===========       ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness                  $      --         $      --         $       780
                                               ===========       ===========       ===========
Net income taxes paid to (refunded by)
  Parent                                       $    21,928       $   (76,214)      $  (120,504)
                                               ===========       ===========       ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS")(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs").

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 10). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1. NATURE OF OPERATIONS (Continued)

      of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("GAAP"). Certain prior period amounts have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits. Limited partnerships are carried at equity or cost depending on the equity ownership position. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity policy values. At December 31, 2003, the notional amount was $226.4 million. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholders' equity.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2003, the premiums in force subject to guarantee totaled approximately $652,647,000.

      Under SFAS 133, the GMAV benefit is considered an embedded derivative that should be bifurcated and marked to market. Changes in the market value of the estimated GMAV benefit are recorded through investment income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges, and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $250,475,000, $256,538,000 and $359,158,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

      As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $43,000,000 at December 31, 2003 and $9,000,000 at December 31, 2002, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities, fixed options of variable annuities and universal life contracts) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised. At December 31, 2003, DAC amortization was adjusted for a DAC unlocking that resulted in a reduction of $18.0 million.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Annuity Fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) at both December 31, 2003 and 2002. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2003, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 5 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: On January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated statement of income and comprehensive income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of an accounting change. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2003, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The adoption of FIN 45 did not have a significant impact on the Company's results of operations or financial condition.

      In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP-03-1"). FASB did not object to the issuance of SOP 03-1. This statement is effective for the Company as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

      In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits, guaranteed minimum income benefits and enhanced earnings benefits and modify certain disclosures and financial statement presentations for these products. The Company's estimate of this liability, including the impact on DAC, will result in a one-time cumulative accounting charge upon adoption of approximately $52 million ($79 million pre-tax) to be recorded in the first quarter of 2004.

3. INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                AMORTIZED       ESTIMATED
                                                   COST         FAIR VALUE
                                                ----------      ----------
                                                     (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government      $   22,393      $   24,292
Mortgage-backed securities                       1,148,452       1,191,817
Securities of public utilities                     352,998         365,150
Corporate bonds and notes                        2,590,254       2,697,142
Redeemable preferred stocks                         21,515          22,175
                                                 ---------       ---------
Other debt securities                            1,215,571       1,205,224
                                                 =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

                                                      AMORTIZED     ESTIMATED
                                                        COST        FAIR VALUE
                                                    -----------    ------------
                                                           (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government          $    32,531    $    32,820
Mortgage-backed securities                            1,476,100      1,547,568
Securities of public utilities                          311,951        311,604
Corporate bonds and notes                             2,757,880      2,776,021
Redeemable preferred stocks                              21,515         21,575
Other debt securities                                   892,700        838,981
                                                    -----------    -----------
  Total                                             $ 5,492,677    $ 5,528,569
                                                    ===========    ===========

 The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2003, follow:

                                           AMORTIZED      ESTIMATED
                                             COST        FAIR VALUE
                                           ----------    ----------
                                                (IN THOUSANDS)
Due in one year or less                   $   164,842   $   167,073
Due after one year through five years       2,050,327     2,119,273
Due after five years through ten years      1,485,944     1,522,642
Due after ten years                           501,618       504,995
Mortgage-backed securities                  1,148,452     1,191,817
                                            ---------     ---------
  Total                                   $ 5,351,183   $ 5,505,800
                                           =========     =========

Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                         GROSS        GROSS
                                                       UNREALIZED   UNREALIZED
                                                         GAINS       LOSSES
                                                       ---------    ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government             $   1,898    $      --
Mortgage-backed securities                                46,346       (2,980)
Securities of public utilities                            13,467       (1,315)
Corporate bonds and notes                                127,996      (21,108)
Redeemable preferred stocks                                  660           --
Other debt securities                                     24,366      (34,713)
                                                       ---------    ---------
  Total                                                $ 214,733    $ (60,116)
                                                       =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

 3. INVESTMENTS (Continued)

                                                        GROSS        GROSS
                                                      UNREALIZED   UNREALIZED
                                                        GAINS        LOSSES
                                                      ----------   ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government            $    1,174   $     (885)
Mortgage-backed securities                                72,364         (896)
Securities of public utilities                            11,514      (11,861)
Corporate bonds and notes                                109,067      (90,926)
Redeemable preferred stocks                                   60           --
Other debt securities                                     10,797      (64,516)
                                                      ----------   ----------
  Total                                               $  204,976   $ (169,084)
                                                      ==========   ==========

Gross unrealized gains on equity securities aggregated $112,000 at December 31, 2003 and $76,000 at December 31, 2002. Gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003 and $1,578,000 at December 31, 2002.

The following table summarizes the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003.

                                    LESS THAN 12 MONTHS              12 MONTHS OR MORE                  TOTAL
                                -------------------------------    -------------------------  ---------------------------
(IN THOUSANDS)                  MARKET       UNREALIZED            MARKET  UNREALIZED            MARKET   UNREALIZED
DECEMBER 31, 2003               VALUE          LOSSES     ITEMS    VALUE    LOSSES     ITEMS     VALUE     LOSSES   ITEMS
-----------------              --------        -------    -----    -----    ------     -----     -----     ------   -----
Mortgage-backed securities     $180,559        $ 2,882     49     $13,080   $   98       6     $193,639   $ 2,980     55
Securities of public
   utilities                     67,626          1,315      8          --       --               67,626     1,315      8
Corporate bonds & notes         276,373         17,086     54      30,383    4,022       5      306,756    21,108     59
Other debt securities           302,230         33,951     54      41,523      762       5      343,753    34,713     59
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total -- Debt securities        826,788         55,234    165      84,986    4,882      16      911,774    60,116    181
Equity securities                   366             20      1         250       --       1          616        20      2
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total                          $827,154        $55,254    166     $85,236   $4,882      17     $912,390   $60,136    183
                               ========        =======    ===     =======   ======      ==     ========   =======    ===

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Gross realized investment gains and losses on sales of investments are as follows:

                                       YEARS ENDED DECEMBER 31,
                                   ---------------------------------
                                      2003       2002         2001
                                   ---------   ---------   ----------
                                            (In thousands)
BONDS, NOTES AND REDEEMABLE
PREFERRED STOCKS:
  Realized gains                   $ 28,691   $ 24,681    $  34,026
  Realized losses                    (9,612)   (32,532)     (25,258)
COMMON STOCKS:
  Realized gains                        561         --          164
  Realized losses                      (117)      (169)          --
OTHER INVESTMENTS:
  Realized gains                         --         --           --
  Realized losses                        --         --         (685)


   The sources and related amounts of investment income (losses) are as follows:

                                       YEARS ENDED DECEMBER 31,
                                    --------------------------------
                                    2003          2002         2001
                                  ---------   ---------   ----------
                                             (IN THOUSANDS)
Short-term investments            $     794   $   3,879   $    8,422
Bonds, notes and redeemable
  preferred stocks                  321,493     305,480      285,668
Mortgage loans                       53,951      55,417       58,262
Partnerships                         (3,890)      1,281       13,905
Policy loans                         15,925      18,796       18,218
Common stocks                            --          --            2
Real estate                            (331)       (276)        (272)
Other invested assets                12,670      (4,664)      (4,975)
Less: investment expenses            (2,308)     (2,357)      (4,962)
                                  ---------   ---------   ----------
Total investment income           $ 398,304   $ 377,556   $  374,268
                                  =========   =========   ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Investment income was attributable to the following products:

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                2003        2002        2001
                                              ---------   ---------   ---------
                                                       (IN THOUSANDS)
Fixed annuities                               $  37,762   $  41,856   $  51,208
Variable annuities                              239,863     201,766     164,422
Guaranteed investment contracts                  20,660      28,056      36,073
Universal life insurance contracts              100,019     105,878     122,565
                                              ---------   ---------   ---------
Total                                         $ 398,304   $ 377,556   $ 374,268
                                              =========   =========   =========

At December 31, 2003, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

At December 31, 2003, bonds, notes and redeemable preferred stocks included $339,119,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 21% of these assets concentrated in financial institutions, 17% of these assets concentrated in utilities, 15% of these assets concentrated in telecommunications, 11% of these assets concentrated in transportation and 10% of these assets concentrated in noncyclical consumer products. No other industry concentration constituted more than 10% of these assets.

At December 31, 2003, mortgage loans were collateralized by properties located in 31 states, with loans totaling approximately 27%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and New York. No more than 10% of the portfolio was secured by properties in any other single state.

At December 31, 2003, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $49,607,000 of bonds.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

At December 31, 2003, $10,245,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      The estimated fair values of the Company's financial instruments at December 31, 2003 and 2002 compared with their respective carrying values, are as follows:

                                                                  CARRYING       FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                     (IN THOUSANDS)
DECEMBER 31, 2003:

ASSETS:
    Cash and short-term investments .........................   $    85,188   $    85,188
    Bonds, notes and redeemable preferred stocks ............     5,505,800     5,505,800
    Mortgage loans ..........................................       716,846       774,758
    Policy loans ............................................       200,232       200,232
    Separate account seed money .............................        17,815        17,815
    Common stocks ...........................................           727           727
    Partnerships ............................................         1,312         1,685
    Securities lending collateral ...........................       514,145       514,145
    Variable annuity assets held in separate accounts .......    19,178,796    19,178,796

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,274,329   $ 4,225,329
    Reserves for guaranteed investment contracts ............       218,032       223,553
    Securities lending payable ..............................       514,145       514,145
    Variable annuity liabilities related to separate accounts    19,178,796    19,178,796

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                 CARRYING        FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                      (IN THOUSANDS)
DECEMBER 31, 2002:

ASSETS:
    Cash and short-term investments .........................   $    65,872   $    65,872
    Bonds, notes and redeemable preferred stocks ............     5,528,569     5,528,569
    Mortgage loans ..........................................       738,601       818,022
    Policy loans ............................................       215,846       215,846
    Separate account seed money .............................        25,366        25,366
    Common stocks ...........................................         2,609         2,609
    Partnerships ............................................         8,766         7,504
    Securities lending collateral ...........................       585,760       585,760
    Variable annuity assets held in separate accounts .......    14,758,642    14,758,642

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,285,098   $ 4,173,950
    Reserves for guaranteed investment contracts ............       359,561       367,393
    Securities lending payable ..............................       585,760       585,760
    Variable annuity liabilities related to separate accounts    14,758,642    14,758,642

5.    REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, a portion of the GMDB risk on approximately 33% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease on March 31, 2004. In 2003, a substantial majority of contracts sold have reinsurance coverage. However, the Company does not currently have reinsurance coverage on the majority of the contracts to be sold after 2003. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB reinsurance premiums of $20,691,000, $15,544,000 and $8,200,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively. GMDB-

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      related contractholder benefits incurred, net of related reinsurance, were $63,268,000 (net of $8,042,000 of reinsurance recoveries), $67,492,000
      (net of $8,362,000 of reinsurance recoveries) and $17,839,000 (net of $3,767,000 of reinsurance recoveries) for 2003, 2002 and 2001, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. However, effective January 1, 2004, the company will be required to record a liability for GMDBs (see
      Note 2).

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, approximately 8% (calculated based on current account value) of in-force contracts include EEB coverage, with 95% of the EEB risk fully reinsured. EEB reinsurance premiums of $4,045,000 and $2,106,000 were netted against variable annuity policy fees in 2003 and 2002, respectively. There were no EEB reinsurance premium in 2001.

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven, nine or ten-year waiting period in their deferred annuity contracts. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's products containing the GMIB feature have been reinsured; furthermore, substantially all of the GMIB risk per individual reinsured contract has been transferred to the reinsurer. However, the Company does not currently have reinsurance coverage on contracts to be sold after the middle of 2004. GMIB reinsurance premiums of $6,059,000, $4,902,000 and $5,047,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively.

      The universal life insurance contracts are subject to reinsurance ceded agreements. In order to limit the exposure to loss on any single insured, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. Reinsurance premiums of $33,710,000, $34,098,000 and $34,011,000 were netted against universal life insurance fees in 2003, 2002 and 2001, respectively. Reinsurance recoveries were $34,036,000, $29,171,000 and $31,591,000 in 2003, 2002 and 2001, respectively. Total reserve credits of $3,705,000 and $3,641,000 were taken against the life insurance reserves at December 31, 2003 and 2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2003, the Company recorded income of $7,591,000 from this program, as compared to an income of $6,418,000 for the year ended December 31, 2002 and a cost of $6,909,000 for the year ended December 31, 2001. These amounts are reported as a component of general and administrative expenses in the consolidated statement of income and comprehensive income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

6.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into seven agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2003 is $557,775,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $222,524,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $21,930,000 in 2004, $385,845,000 in 2005 and $150,000,000 in 2006. The Internal Revenue
      Service has initiated examinations into the transactions underlying these commitments, including the Company's role in the transactions. The Company is fully cooperating with the IRS. Management does not anticipate any material losses with respect to these commitments.

      At December 31, 2003, the Company was obligated to purchase approximately $18,000,000 of asset backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $11,000,000 in 2004 and $7,000,000 in 2006.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2003 and 2002, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                  YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2003           2002           2001
                                                         -----------    -----------    -----------
                                                                      (IN THOUSANDS)
ADDITIONAL PAID-IN CAPITAL:
    Beginning balances ...............................   $ 1,125,753    $   925,753    $   493,010
    Capital contributions by Parent ..................            --        200,000             --
    Contribution of subsidiary by Parent .............            --             --        432,743
                                                         -----------    -----------    -----------
    Ending balances ..................................   $ 1,125,753    $ 1,125,753    $   925,753
                                                         ===========    ===========    ===========

RETAINED EARNINGS:
    Beginning balances ...............................   $   175,871    $   694,004    $   697,730
    Net income .......................................        85,672         34,251         90,369
    Dividends paid to Parent .........................            --             --        (94,095)
    Distribution of subsidiary to Parent .............            --       (552,384)            --
                                                         -----------    -----------    -----------
    Ending balances ..................................   $   261,543    $   175,871    $   694,004
                                                         ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
    Beginning balances ...............................   $    16,504    $   (29,272)   $   (65,582)
    Change in net unrealized gains (losses) on
      debt securities available for sale .............       118,725         98,718         59,844
    Change in net unrealized gains (losses) on
      equity securities available for sale ...........         1,594         (1,075)          (400)
    Change in adjustment to deferred acquisition costs       (34,000)       (25,000)        (5,800)
    Cumulative effect of accounting change, net of tax            --             --          1,389
    Net change related to cash flow hedges ...........            --         (2,218)            81
    Tax effects of net changes .......................       (30,213)       (24,649)       (18,804)
                                                         -----------    -----------    -----------
    Ending balances ..................................   $    72,610    $    16,504    $   (29,272)
                                                         ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                     DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                     ------------    ------------
                                                           (IN THOUSANDS)
Gross unrealized gains .........................      $ 214,845       $ 205,052
Gross unrealized losses ........................        (60,136)       (170,662)
Adjustment to DAC ..............................        (43,000)         (9,000)
Deferred income taxes ..........................        (39,099)         (8,886)
                                                      ---------       ---------
Accumulated other comprehensive income .........      $  72,610       $  16,504
                                                      =========       =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun. Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 9). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests in SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are realized by its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholders in the year 2004 without obtaining prior approval is $59,884,000. No dividends were paid in the years ended December 31, 2003 and 2002. Dividends of $94,095,000 were paid on April 2, 2001.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $89,071,000 for the year ended December 31, 2003 and net losses of $180,737,000 and $122,322,000 for the years ended December 31, 2002 and 2001, respectively. The Company's statutory capital and surplus totaled $602,348,000 at December 31, 2003 and $463,905,000 at December 31, 2002.

8.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                               YEARS ENDED DECEMBER 31,
                                      ------------------------------------------
                                         2003            2002            2001
                                      ---------       ---------       ----------
                                                    (IN THOUSANDS)

Current ........................      $ 122,445       $(126,685)      $(105,158)
Deferred .......................       (100,685)        128,748         126,010
                                      ---------       ---------       ----------
Total income tax expense .......      $  21,760       $   2,063       $  20,852
                                      =========       =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                    2003        2002        2001
                                                  --------    --------    --------
                                                           (IN THOUSANDS)

Amount computed at statutory rate .............   $ 37,601    $ 12,710    $ 42,547
Increases (decreases) resulting from:
   Amortization of differences between
      book and tax bases of net assets acquired         --          --         613
   State income taxes, net of federal
      tax benefit .............................         --          --       4,072
   Dividends received deduction ...............    (15,920)    (10,117)    (13,406)
   Tax credits ................................         --          --     (16,758)
   Other, net .................................         79        (530)      3,784
                                                  --------    --------    --------
      Total income tax expense ................   $ 21,760    $  2,063    $ 20,852
                                                  ========    ========    ========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,304,000 at December 31, 2003. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      The significant components of the liability for Deferred Income Taxes are as follows:

                                                        DECEMBER 31,   DECEMBER 31,
                                                            2003           2002
                                                        ------------   ------------
(IN THOUSANDS)
DEFERRED TAX LIABILITIES:

Deferred acquisition costs ...........................   $ 455,151      $ 423,823
Other liabilities ....................................          --         42,289
Net unrealized gains on debt and equity securities
   available for sale ................................      39,098          8,885
                                                         ---------      ----------
Total deferred tax liabilities .......................     494,249        474,997
                                                         ---------      ----------
DEFERRED TAX ASSETS:

Investments ..........................................     (24,436)       (13,591)
Contractholder reserves ..............................    (158,112)       (84,943)
Guaranty fund assessments ............................      (3,408)        (3,774)
Deferred income ......................................     (21,881)       (16,416)
Other assets .........................................      (5,013)        (4,401)
                                                         ---------      ----------
Total deferred tax assets ............................    (212,850)      (123,125)
                                                         ---------      ----------
Deferred income taxes ................................   $ 281,399      $ 351,872
                                                         =========      =========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

9.    RELATED-PARTY MATTERS

      As discussed in Notes 1 and 7, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the years ended December 31, 2003 and December 31, 2002, the Company paid commissions totaling $51,716,000 and $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation, respectively. Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the year ended December 31, 2001, the Company paid commissions totaling $40,567,000 to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 24.0%, 31.2% and 26.0% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% was distributed by these affiliated broker-dealers for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $126,531,000 for the year ended December 31, 2003, $119,981,000 for the year ended December 31, 2002 and $130,178,000 for the year ended December 31, 2001. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $48,733,000, $49,004,000 and $68,757,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The Company paid $500,000, $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2003, 2002 and 2001, respectively (see Note
      2).

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2.3 million, $2.4 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively.

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000.

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $60,458,000 and $62,562,000 were included in the consolidated statement of income and comprehensive income relating to the SAAMCO Agreement for the years ended December 31, 2003 and 2002. Of this amount $54,753,000 and $57,745,000 has been paid to the Company in 2003 and 2002 and $5,705,000 and $4,817,000 remained receivables from SAAMCO at December 31, 2003 and 2002, respectively.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby the Company has the right to borrow up to $500,000,000 from AIGRS. Any advances made by AIGRS under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby AIGRS has the right to borrow up to

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. At December 31, 2003, the Company owed $14,000,000 under this agreement. This payable was paid in January 2004 and was included in due to affiliates on the balance sheet at December 31, 2003. No borrowings were outstanding under this agreement at December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

10.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company had one business segment in 2003 and 2002, annuity operations (see Note 7). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the year ended December 31, 2001. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 14.6% of sales in the year ended December 31, 2003, 11.9% of sales in the year ended December 31, 2002 and 12.2% of sales in the year ended December 31, 2001. No other independent selling organization was responsible for 10% or more of sales for any such period. For the year ended December 31, 2001, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives does not compose a material percentage of total revenues in the broker-dealer operations for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2003:

REVENUES:
Fee income:
    Variable annuity fees ................       $    290,132   $       --   $       --   $    290,132
    Universal life insurance fees ........             35,816           --           --         35,816
    Surrender charges ....................             27,733           --           --         27,733
    Other fees ...........................                 --           --           --             --
                                                 ------------   ----------   ----------   ------------
        Total fee income .................            353,681           --           --        353,681

Investment income ........................            398,304           --           --        398,304
Net realized investment losses ...........            (30,354)          --           --        (30,354)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            721,631           --           --        721,631
                                                 ------------   ----------   ----------   ------------
BENEFITS AND EXPENSES:
Interest expense .........................            237,585           --           --        237,585
General and administrative expenses ......             83,013           --           --         83,013
Amortization of deferred acquisition costs            156,906           --           --        156,906
Annual commissions .......................             55,661           --           --         55,661
Claims on universal life contracts, net of
    reinsurance ..........................             17,766           --           --         17,766
Guaranteed minimum death benefits, net of
    reinsurance recoveries ...............             63,268           --           --         63,268
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            614,199           --           --        614,199
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
    accounting change ....................       $    107,432   $       --   $       --   $    107,432
                                                 ============   ==========   ==========   ============

Total assets .............................       $ 27,781,851   $       --   $       --   $ 27,781,851
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --   $         --
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2002:

REVENUES:
Fee income:
   Variable annuity fees .................       $    295,509   $       --   $       --   $    295,509
   Universal life insurance fees .........             36,253           --           --         36,253
   Surrender charges .....................             32,507           --           --         32,507
   Other fees ............................              3,305           --           --          3,305
                                                 ------------   ----------   ----------   ------------
      Total fee income ...................            367,574           --           --        367,574

Investment income ........................            377,556           --           --        377,556
Net realized investment losses ...........            (65,811)          --           --        (65,811)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            679,319           --           --        679,319

BENEFITS AND EXPENSES:
Interest expense .........................            234,261           --           --        234,261
General and administrative expenses ......             79,287           --           --         79,287
Amortization of deferred acquisition costs            187,860           --           --        187,860
Annual commissions .......................             58,389           --           --         58,389
Claims on universal life contracts, net of
   reinsurance ...........................             15,716           --           --         15,716
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             67,492           --           --         67,492
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            643,005           --           --        643,005
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
   accounting change .....................       $     36,314   $       --   $       --   $     36,314
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 23,538,832   $       --   $       --   $ 23,538,832
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --            $--
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2001:

REVENUES:
Fee income:
    Variable annuity fees ................       $    337,384   $   11,499   $       --   $    348,883
    Net retained commissions .............                 --        2,210       45,362         47,572
    Asset management fees ................                 --       63,529           --         63,529
    Universal life insurance fees ........             36,475           --           --         36,475
    Surrender charges ....................             24,911           --           --         24,911
    Other fees ...........................              3,626        9,350        1,575         14,551
                                                 ------------   ----------   ----------   ------------
Total fee income .........................            402,396       86,588       46,937        535,921

Investment income ........................            358,710       14,988          570        374,268
Net realized investment losses ...........            (59,784)     (32,927)          --        (92,711)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            701,322       68,649       47,507        817,478

BENEFITS AND EXPENSES:
Interest expense .........................            240,499        4,115          360        244,974
General and administrative expenses ......             80,026       27,430       29,486        136,942
Amortization of deferred acquisition costs            144,273       76,043           --        220,316
Annual commissions .......................             58,278           --           --         58,278
Claims on universal life contracts, net of
   reinsurance ...........................             17,566           --           --         17,566
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             17,839           --           --         17,839
                                                 ------------   ----------   ----------   ------------
Total benefits and Expenses ..............            558,481      107,588       29,846        695,915

Pretax income before cumulative effect of
   accounting change .....................       $    142,841   $  (38,939)  $   17,661   $    121,563
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 26,207,279   $  659,876   $   72,950   $ 26,940,105
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $      614   $      608   $      1,222
                                                 ============   ==========   ==========   ============

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors......................             1
Statement of Assets and Liabilities.................             2
Statement of Portfolio Investments..................            11
Statement of Operations.............................            12
Statement of Changes in Net Assets..................            21
Notes to Financial Statements.......................            40

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Four

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at December 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 8, 2004

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                               Government
                                                                   Asset         Capital          and
                                                                 Allocation    Appreciation   Quality Bond     Growth
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                --------------------------------------------------------
Assets:
  Investments in Anchor Series Trust (Class 1 or 2),
      at net asset value                                        $37,330,465    $58,757,378    $46,045,205    $30,553,337
  Investments in SunAmerica Series Trust (Class 1, 2 or 3),
      at net asset value                                                  0              0              0              0
  Investments in Van Kampen Life Investment Trust (Class II),
      at net asset value                                                  0              0              0              0
  Investments in American Funds Insurance Series (Class 2),
      at net asset value                                                  0              0              0              0
  Investments in Lord Abbett Series Fund, Inc. (Class VC),
      at net asset value                                                  0              0              0              0

  Receivable from AIG SunAmerica Life Assurance Company                   0              0              0              0
                                                                --------------------------------------------------------

Total Assets:                                                   $37,330,465    $58,757,378    $46,045,205    $30,553,337

Liabilities:
  Payable to AIG SunAmerica Life Assurance Company                        0              0              0              0
                                                                --------------------------------------------------------

                                                                $37,330,465    $58,757,378    $46,045,205    $30,553,337
                                                                ========================================================
Net assets:

  Accumulation units                                            $36,861,269    $58,656,026    $45,933,456    $30,101,721

  Contracts in payout (annuitization) period                        469,196        101,352        111,749        451,616
                                                                --------------------------------------------------------

       Total net assets                                         $37,330,465    $58,757,378    $46,045,205    $30,553,337
                                                                ========================================================

Accumulation units outstanding                                    1,817,044      1,749,290      2,763,639      1,144,755
                                                                ========================================================

Contracts With Total Expenses of 1.52% (1):
  Net Assets                                                    $37,059,833    $57,287,431    $45,117,244    $30,202,857
  Accumulation units outstanding                                  1,803,785      1,705,205      2,707,534      1,131,527
  Unit value of accumulation units                              $     20.55    $     33.60    $     16.66    $     26.69
Contracts With Total Expenses of 1.52% (2):
  Net Assets                                                    $         -    $         -    $         -    $         -
  Accumulation units outstanding                                          -              -              -              -
  Unit value of accumulation units                              $         -    $         -    $         -    $         -
Contracts With Total Expenses of 1.77% (1):
  Net Assets                                                    $   270,632    $ 1,469,947    $   927,961    $   350,480
  Accumulation units outstanding                                     13,259         44,085         56,105         13,228
  Unit value of accumulation units                              $     20.41    $     33.34    $     16.54    $     26.50
Contracts With Total Expenses of 1.77% (2):
  Net Assets                                                    $         -    $         -    $         -    $         -
  Accumulation units outstanding                                          -              -              -              -
  Unit value of accumulation units                              $         -    $         -    $         -    $         -

                                                                                                             Government
                                                                  Natural        Asset         Capital          and
                                                                 Resources     Allocation    Appreciation   Quality Bond
                                                                 Portfolio      Portfolio     Portfolio       Portfolio
                                                                 (Class 1)      (Class 2)     (Class 2)       (Class 2)
                                                                --------------------------------------------------------
Assets:
  Investments in Anchor Series Trust (Class 1 or 2),
      at net asset value                                        $ 8,046,357    $10,437,157    $10,219,705    $21,170,412
  Investments in SunAmerica Series Trust (Class 1, 2 or 3),
      at net asset value                                                  0              0              0              0
  Investments in Van Kampen Life Investment Trust (Class II),
      at net asset value                                                  0              0              0              0
  Investments in American Funds Insurance Series (Class 2),
      at net asset value                                                  0              0              0              0
  Investments in Lord Abbett Series Fund, Inc. (Class VC),
      at net asset value                                                  0              0              0              0

  Receivable from AIG SunAmerica Life Assurance Company                   0              0              0              0
                                                                --------------------------------------------------------

Total Assets:                                                   $ 8,046,357    $10,437,157    $10,219,705    $21,170,412

Liabilities:
  Payable to AIG SunAmerica Life Assurance Company                    4,000              0              0              0
                                                                --------------------------------------------------------

                                                                $ 8,042,357    $10,437,157    $10,219,705    $21,170,412
                                                                ========================================================
Net assets:

  Accumulation units                                            $ 8,028,700    $10,437,157    $10,219,705    $21,170,412

  Contracts in payout (annuitization) period                         13,657              0              0              0
                                                                --------------------------------------------------------

       Total net assets                                         $ 8,042,357    $10,437,157    $10,219,705    $21,170,412
                                                                ========================================================

Accumulation units outstanding                                      361,385        509,803        304,864      1,275,308
                                                                ========================================================

Contracts With Total Expenses of 1.52% (1):
  Net Assets                                                    $ 8,033,370    $         -    $         -    $         -
  Accumulation units outstanding                                    360,978              -              -              -
  Unit value of accumulation units                              $     22.25    $         -    $         -    $         -
Contracts With Total Expenses of 1.52% (2):
  Net Assets                                                    $         -    $ 9,897,707    $ 9,001,965    $19,798,233
  Accumulation units outstanding                                          -        483,327        268,363      1,192,239
  Unit value of accumulation units                              $         -    $     20.48    $     33.54    $     16.61
Contracts With Total Expenses of 1.77% (1):
  Net Assets                                                    $     8,987    $         -    $         -    $         -
  Accumulation units outstanding                                        407              -              -              -
  Unit value of accumulation units                              $     22.09    $         -    $         -    $         -
Contracts With Total Expenses of 1.77% (2):
  Net Assets                                                    $         -    $   539,450    $ 1,217,740    $ 1,372,179
  Accumulation units outstanding                                          -         26,476         36,501         83,069
  Unit value of accumulation units                              $         -    $     20.38    $     33.36    $     16.52

(1) Offered in Advisor A.

(2) Offered in Advisor B.



                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                     Natural     Aggressive     Alliance
                                                                       Growth       Resources      Growth        Growth
                                                                      Portfolio     Portfolio     Portfolio     Portfolio
                                                                      (Class 2)     (Class 2)     (Class 1)     (Class 1)
                                                                     -----------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                        $ 4,803,199   $ 1,496,210   $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                                  0             0    12,854,156    57,786,859
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                  0             0             0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                  0             0             0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                  0             0             0             0

       Receivable from AIG SunAmerica Life Assurance Company                   0             0             0             0
                                                                     -----------------------------------------------------

Total Assets:                                                        $ 4,803,199   $ 1,496,210   $12,854,156   $57,786,859

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                        0             0             0             0
                                                                     -----------------------------------------------------
                                                                     $ 4,803,199   $ 1,496,210   $12,854,156   $57,786,859
                                                                     =====================================================
Net assets:

       Accumulation units                                            $ 4,803,199   $ 1,496,210   $12,770,355   $57,248,822

       Contracts in payout (annuitization) period                              0             0        83,801       538,037
                                                                     -----------------------------------------------------
            Total net assets                                         $ 4,803,199   $ 1,496,210   $12,854,156   $57,786,859
                                                                     =====================================================

Accumulation units outstanding                                           180,456        67,403     1,003,213     2,112,640
                                                                     =====================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                    $         -   $         -   $12,793,187   $57,114,093
       Accumulation units outstanding                                          -             -       998,418     2,087,862
       Unit value of accumulation units                              $         -   $         -   $     12.81   $     27.35
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                    $ 4,185,748   $ 1,313,403   $         -   $         -
       Accumulation units outstanding                                    157,143        59,111             -             -
       Unit value of accumulation units                              $     26.64   $     22.22   $         -   $         -
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                    $         -   $         -   $    60,969   $   672,766
       Accumulation units outstanding                                          -             -         4,795        24,778
       Unit value of accumulation units                              $         -   $         -   $     12.72   $     27.15
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                    $   617,451   $   182,807   $         -   $         -
       Accumulation units outstanding                                     23,313         8,292             -             -
       Unit value of accumulation units                              $     26.49   $     22.04   $         -   $         -

                                                                                                                  Davis
                                                                      Blue Chip       Cash        Corporate      Venture
                                                                       Growth      Management       Bond          Value
                                                                      Portfolio     Portfolio     Portfolio     Portfolio
                                                                      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                                     -----------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                        $         0   $         0   $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                          2,360,172    23,455,013    18,071,473    98,574,612
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                  0             0             0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                  0             0             0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                  0             0             0             0

       Receivable from AIG SunAmerica Life Assurance Company                   0             0             0             0
                                                                     -----------------------------------------------------

Total Assets:                                                        $ 2,360,172   $23,455,013   $18,071,473   $98,574,612

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                    1,500             0             0             0
                                                                     -----------------------------------------------------
                                                                     $ 2,358,672   $23,455,013   $18,071,473   $98,574,612
                                                                     =====================================================
Net assets:

       Accumulation units                                            $ 2,358,672   $23,388,023   $17,925,432   $98,280,450

       Contracts in payout (annuitization) period                              0        66,990       146,041       294,162
                                                                     -----------------------------------------------------
            Total net assets                                         $ 2,358,672   $23,455,013   $18,071,473   $98,574,612
                                                                     =====================================================

Accumulation units outstanding                                           408,000     1,814,446     1,108,717     3,493,658
                                                                     =====================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                    $ 2,186,267   $23,194,401   $17,452,974   $97,355,741
       Accumulation units outstanding                                    377,969     1,794,139     1,070,502     3,450,131
       Unit value of accumulation units                              $      5.78   $     12.93   $     16.30   $     28.22
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                    $         -   $         -   $         -   $         -
       Accumulation units outstanding                                          -             -             -             -
       Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                    $   172,405   $   260,612   $   618,499   $ 1,218,871
       Accumulation units outstanding                                     30,031        20,307        38,215        43,527
       Unit value of accumulation units                              $      5.74   $     12.83   $     16.18   $     28.00
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                    $         -   $         -   $         -   $         -
       Accumulation units outstanding                                          -             -             -             -
       Unit value of accumulation units                              $         -   $         -   $         -   $         -

         (1) Offered in Advisor A.

         (2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                     "Dogs" of     Federated       Global        Global
                                                                    Wall Street American Leaders    Bond        Equities
                                                                     Portfolio     Portfolio      Portfolio     Portfolio
                                                                     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                                                    ------------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                       $         0   $         0    $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                         7,856,992    20,759,570      5,044,861    12,522,084
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                 0             0              0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                 0             0              0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                 0             0              0             0

       Receivable from AIG SunAmerica Life Assurance Company                  0             0              0             0
                                                                    ------------------------------------------------------

Total Assets:                                                       $ 7,856,992   $20,759,570    $ 5,044,861   $12,522,084

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                   1,000             0              0             0
                                                                    ------------------------------------------------------

                                                                    $ 7,855,992   $20,759,570    $ 5,044,861   $12,522,084
                                                                    ======================================================
Net assets:

       Accumulation units                                           $ 7,843,328   $20,688,573    $ 5,037,600   $12,464,346

       Contracts in payout (annuitization) period                        12,664        70,997          7,261        57,738
                                                                    ------------------------------------------------------

            Total net assets                                        $ 7,855,992   $20,759,570    $ 5,044,861   $12,522,084
                                                                    ======================================================

Accumulation units outstanding                                          745,098     1,276,518        302,321       798,239
                                                                    ======================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                   $ 7,764,434   $20,550,355    $ 5,022,062   $12,425,360
       Accumulation units outstanding                                   736,352     1,263,554        300,945       792,029
       Unit value of accumulation units                             $     10.54   $     16.26    $     16.69   $     15.69
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                   $         -   $         -    $         -   $         -
       Accumulation units outstanding                                         -             -              -             -
       Unit value of accumulation units                             $         -   $         -    $         -   $         -
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                   $    91,558   $   209,215    $    22,799   $    96,724
       Accumulation units outstanding                                     8,746        12,964          1,376         6,210
       Unit value of accumulation units                             $     10.47   $     16.14    $     16.56   $     15.57
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                   $         -   $         -    $         -   $         -
       Accumulation units outstanding                                         -             -              -             -
       Unit value of accumulation units                             $         -   $         -    $         -   $         -

                                                                      Goldman
                                                                       Sachs        Growth-       Growth      High-Yield
                                                                     Research       Income     Opportunities     Bond
                                                                     Portfolio     Portfolio     Portfolio     Portfolio
                                                                     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                                    -----------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                       $         0   $         0   $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                         1,095,781    66,783,758     1,115,653    21,653,336
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                 0             0             0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                 0             0             0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                 0             0             0             0

       Receivable from AIG SunAmerica Life Assurance Company              1,000             0             0             0
                                                                    -----------------------------------------------------

Total Assets:                                                       $ 1,096,781   $66,783,758   $ 1,115,653   $21,653,336

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                       0             0             0             0
                                                                    -----------------------------------------------------

                                                                    $ 1,096,781   $66,783,758   $ 1,115,653   $21,653,336
                                                                    =====================================================
Net assets:

       Accumulation units                                           $ 1,096,781   $66,125,523   $ 1,115,653   $21,652,293

       Contracts in payout (annuitization) period                             0       658,235             0         1,043
                                                                    -----------------------------------------------------

            Total net assets                                        $ 1,096,781   $66,783,758   $ 1,115,653   $21,653,336
                                                                    =====================================================

Accumulation units outstanding                                          175,109     2,588,602       243,861     1,439,921
                                                                    =====================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                   $   964,978   $66,375,017   $ 1,103,086   $21,406,064
       Accumulation units outstanding                                   153,918     2,572,643       241,096     1,423,384
       Unit value of accumulation units                             $      6.27   $     25.80   $      4.58   $     15.04
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                   $         -   $         -   $         -   $         -
       Accumulation units outstanding                                         -             -             -             -
       Unit value of accumulation units                             $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                   $   131,803   $   408,741   $    12,567   $   247,272
       Accumulation units outstanding                                    21,191        15,959         2,765        16,537
       Unit value of accumulation units                             $      6.22   $     25.61   $      4.55   $     14.95
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                   $         -   $         -   $         -   $         -
       Accumulation units outstanding                                         -             -             -             -
       Unit value of accumulation units                             $         -   $         -   $         -   $         -

         (1) Offered in Advisor A.

         (2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                   International                                  MFS
                                                                    Diversified   International    Marsico    Massachusetts
                                                                     Equities    Growth & Income   Growth    Investors Trust
                                                                     Portfolio      Portfolio     Portfolio     Portfolio
                                                                     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                                    ------------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                       $         0    $         0   $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                        21,112,175      5,094,820     1,648,397     6,474,026
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                 0              0             0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                 0              0             0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                 0              0             0             0

       Receivable from AIG SunAmerica Life Assurance Company                  0              0             0             0
                                                                    ------------------------------------------------------

Total Assets:                                                       $21,112,175    $ 5,094,820   $ 1,648,397   $ 6,474,026

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                       0              0             0             0
                                                                    ------------------------------------------------------

                                                                    $21,112,175    $ 5,094,820   $ 1,648,397   $ 6,474,026
                                                                    ======================================================
Net assets:

       Accumulation units                                           $21,015,983    $ 5,094,820   $ 1,648,397   $ 6,474,026

       Contracts in payout (annuitization) period                        96,192              0             0             0
                                                                    ------------------------------------------------------

            Total net assets                                        $21,112,175    $ 5,094,820   $ 1,648,397   $ 6,474,026
                                                                    ======================================================

Accumulation units outstanding                                        2,266,979        451,670       172,556       359,180
                                                                    ======================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                   $20,988,117    $ 4,985,271   $ 1,648,397   $ 6,256,374
       Accumulation units outstanding                                 2,253,565        441,884       172,556       347,019
       Unit value of accumulation units                             $      9.31    $     11.28   $      9.55   $     18.03
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                   $         -    $         -   $         -   $         -
       Accumulation units outstanding                                         -              -             -             -
       Unit value of accumulation units                             $         -    $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                   $   124,058    $   109,549   $         -   $   217,652
       Accumulation units outstanding                                    13,414          9,786             -        12,161
       Unit value of accumulation units                             $      9.25    $     11.19   $         -   $     17.90
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                   $         -    $         -   $         -   $         -
       Accumulation units outstanding                                         -              -             -             -
       Unit value of accumulation units                             $         -    $         -   $         -   $         -

                                                                       MFS
                                                                      Mid-Cap         MFS          Putnam      SunAmerica
                                                                      Growth      Total Return Growth: Voyager  Balanced
                                                                     Portfolio     Portfolio     Portfolio      Portfolio
                                                                     (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                                                    ------------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                       $         0   $         0   $         0    $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                        13,558,142     2,649,297     2,121,839     27,754,270
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                 0             0             0              0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                 0             0             0              0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                 0             0             0              0

       Receivable from AIG SunAmerica Life Assurance Company                  0             0             0              0
                                                                    ------------------------------------------------------

Total Assets:                                                       $13,558,142   $ 2,649,297   $ 2,121,839    $27,754,270

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                       0           420             0              0
                                                                    ------------------------------------------------------

                                                                    $13,558,142   $ 2,648,877   $ 2,121,839    $27,754,270
                                                                    ======================================================
Net assets:

       Accumulation units                                           $13,558,142   $ 2,648,877   $ 2,121,839    $27,551,568

       Contracts in payout (annuitization) period                             0             0             0        202,702
                                                                    ------------------------------------------------------

            Total net assets                                        $13,558,142   $ 2,648,877   $ 2,121,839    $27,754,270
                                                                    ======================================================

Accumulation units outstanding                                        1,436,694       115,723       125,624      1,950,565
                                                                    ======================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                   $13,260,043   $ 2,608,076   $ 2,033,115    $27,581,736
       Accumulation units outstanding                                 1,404,870       113,928       120,333      1,938,351
       Unit value of accumulation units                             $      9.44   $     22.89   $     16.90    $     14.23
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                   $         -   $         -   $         -    $         -
       Accumulation units outstanding                                         -             -             -              -
       Unit value of accumulation units                             $         -   $         -   $         -    $         -
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                   $   298,099   $    40,801   $    88,724    $   172,534
       Accumulation units outstanding                                    31,824         1,795         5,291         12,214
       Unit value of accumulation units                             $      9.37   $     22.73   $     16.77    $     14.13
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                   $         -   $         -   $         -    $         -
       Accumulation units outstanding                                         -             -             -              -
       Unit value of accumulation units                             $         -   $         -   $         -    $         -

         (1) Offered in Advisor A.

         (2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                     Telecom      Worldwide    Aggressive
                                                                     Technology      Utility     High Income      Growth
                                                                      Portfolio     Portfolio     Portfolio     Portfolio
                                                                      (Class 1)     (Class 1)     (Class 1)     (Class 2)
                                                                     -----------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                        $         0   $         0   $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                          9,232,282     4,801,978     4,896,916       929,856
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                  0             0             0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                  0             0             0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                  0             0             0             0

       Receivable from AIG SunAmerica Life Assurance Company                   0             0             0           400
                                                                     -----------------------------------------------------

Total Assets:                                                        $ 9,232,282   $ 4,801,978   $ 4,896,916   $   930,256

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                        0             0             0             0
                                                                     -----------------------------------------------------

                                                                     $ 9,232,282   $ 4,801,978   $ 4,896,916   $   930,256
                                                                     =====================================================
Net assets:

       Accumulation units                                            $ 9,232,282   $ 4,755,101   $ 4,884,106   $   930,256

       Contracts in payout (annuitization) period                              0        46,877        12,810             0
                                                                     -----------------------------------------------------

            Total net assets                                         $ 9,232,282   $ 4,801,978   $ 4,896,916   $   930,256
                                                                     =====================================================

Accumulation units outstanding                                         3,610,499       475,336       281,390        73,033
                                                                     =====================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                    $ 9,195,853   $ 4,799,557   $ 4,884,764   $         -
       Accumulation units outstanding                                  3,596,149       475,095       280,688             -
       Unit value of accumulation units                              $      2.56   $     10.10   $     17.40   $         -
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                    $         -   $         -   $         -   $   765,107
       Accumulation units outstanding                                          -             -             -        60,005
       Unit value of accumulation units                              $         -   $         -   $         -   $     12.75
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                    $    36,429   $     2,421   $    12,152   $         -
       Accumulation units outstanding                                     14,350           241           702             -
       Unit value of accumulation units                              $      2.54   $     10.03   $     17.31   $         -
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                    $         -   $         -   $         -   $   165,149
       Accumulation units outstanding                                          -             -             -        13,028
       Unit value of accumulation units                              $         -   $         -   $         -   $     12.68

                                                                      Alliance      Blue Chip       Cash        Corporate
                                                                       Growth        Growth      Management        Bond
                                                                      Portfolio     Portfolio     Portfolio     Portfolio
                                                                      (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                     -----------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                        $         0   $         0   $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                          7,096,843     1,657,131    10,079,546     7,703,950
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                  0             0             0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                  0             0             0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                  0             0             0             0

       Receivable from AIG SunAmerica Life Assurance Company                   0             0             0             0
                                                                     -----------------------------------------------------

Total Assets:                                                        $ 7,096,843   $ 1,657,131   $10,079,546   $ 7,703,950

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                        0             0             0             0
                                                                     -----------------------------------------------------

                                                                     $ 7,096,843   $ 1,657,131   $10,079,546   $ 7,703,950
                                                                     =====================================================
Net assets:

       Accumulation units                                            $ 7,096,843   $ 1,657,131   $10,079,546   $ 7,703,950

       Contracts in payout (annuitization) period                              0             0             0             0
                                                                     -----------------------------------------------------

            Total net assets                                         $ 7,096,843   $ 1,657,131   $10,079,546   $ 7,703,950
                                                                     =====================================================

Accumulation units outstanding                                           261,710       287,107       782,500       474,210
                                                                     =====================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                    $         -   $         -   $         -   $         -
       Accumulation units outstanding                                          -             -             -             -
       Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                    $ 6,219,055   $ 1,365,374   $ 9,508,253   $ 7,017,231
       Accumulation units outstanding                                    229,139       236,317       737,961       431,694
       Unit value of accumulation units                              $     27.14   $      5.78   $     12.89   $     16.26
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                    $         -   $         -   $         -   $         -
       Accumulation units outstanding                                          -             -             -             -
       Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                    $   877,788   $   291,757   $   571,293   $   686,719
       Accumulation units outstanding                                     32,571        50,790        44,539        42,516
       Unit value of accumulation units                              $     26.95   $      5.74   $     12.83   $     16.15

         (1) Offered in Advisor A.

         (2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                        Davis      "Dogs" of     Federated       Global
                                                                    Venture Value Wall Street American Leaders    Bond
                                                                      Portfolio    Portfolio      Portfolio     Portfolio
                                                                      (Class 2)    (Class 2)      (Class 2)     (Class 2)
                                                                     -----------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                        $         0  $         0    $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                         18,012,272    2,358,148      3,428,957     1,620,253
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                  0            0              0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                  0            0              0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                  0            0              0             0

       Receivable from AIG SunAmerica Life Assurance Company                   0            0              0             0
                                                                     -----------------------------------------------------

Total Assets:                                                        $18,012,272  $ 2,358,148    $ 3,428,957   $ 1,620,253

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                        0            0              0           250
                                                                     -----------------------------------------------------

                                                                     $18,012,272  $ 2,358,148    $ 3,428,957   $ 1,620,003
                                                                     =====================================================
Net assets:

       Accumulation units                                            $18,012,272  $ 2,358,148    $ 3,428,957   $ 1,620,003

       Contracts in payout (annuitization) period                              0            0              0             0
                                                                     -----------------------------------------------------

            Total net assets                                         $18,012,272  $ 2,358,148    $ 3,428,957   $ 1,620,003
                                                                     =====================================================

Accumulation units outstanding                                           641,569      224,191        211,739        97,488
                                                                     =====================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                    $         -  $         -    $         -   $         -
       Accumulation units outstanding                                          -            -              -             -
       Unit value of accumulation units                              $         -  $         -    $         -   $         -
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                    $16,204,321  $ 2,149,530    $ 2,571,620   $ 1,510,047
       Accumulation units outstanding                                    576,810      204,227        158,591        90,832
       Unit value of accumulation units                              $     28.09  $     10.53    $     16.22   $     16.62
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                    $         -  $         -    $         -   $         -
       Accumulation units outstanding                                          -            -              -             -
       Unit value of accumulation units                              $         -  $         -    $         -   $         -
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                    $ 1,807,951  $   208,618    $   857,337   $   109,956
       Accumulation units outstanding                                     64,759       19,964         53,148         6,656
       Unit value of accumulation units                              $     27.92  $     10.45    $     16.13   $     16.52

                                                                      Global     Goldman Sachs    Growth-        Growth
                                                                     Equities      Research       Income     Opportunities
                                                                     Portfolio     Portfolio     Portfolio     Portfolio
                                                                     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                    -----------------------------------------------------
Assets:
       Investments in Anchor Series Trust (Class 1 or 2),
           at net asset value                                       $         0   $         0   $         0   $         0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                         1,502,224       725,807     7,301,834       845,376
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                 0             0             0             0
       Investments in American Funds Insurance Series (Class 2),
           at net asset value                                                 0             0             0             0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                 0             0             0             0

       Receivable from AIG SunAmerica Life Assurance Company                200             0             0             0
                                                                    -----------------------------------------------------

Total Assets:                                                       $ 1,502,424   $   725,807   $ 7,301,834   $   845,376

Liabilities:
       Payable to AIG SunAmerica Life Assurance Company                       0             0             0             0
                                                                    -----------------------------------------------------

                                                                    $ 1,502,424   $   725,807   $ 7,301,834   $   845,376
                                                                    =====================================================
Net assets:

       Accumulation units                                           $ 1,502,424   $   725,807   $ 7,301,834   $   845,376

       Contracts in payout (annuitization) period                             0             0             0             0
                                                                    -----------------------------------------------------

            Total net assets                                        $ 1,502,424   $   725,807   $ 7,301,834   $   845,376
                                                                    =====================================================

Accumulation units outstanding                                           96,101       116,258       284,553       185,372
                                                                    =====================================================

Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                   $         -   $         -   $         -   $         -
       Accumulation units outstanding                                         -             -             -             -
       Unit value of accumulation units                             $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                   $ 1,478,463   $   642,419   $ 6,359,491   $   606,166
       Accumulation units outstanding                                    94,558       102,840       247,669       132,656
       Unit value of accumulation units                             $     15.64   $      6.25   $     25.68   $      4.57
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                   $         -   $         -   $         -   $         -
       Accumulation units outstanding                                         -             -             -             -
       Unit value of accumulation units                             $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                   $    23,961   $    83,388   $   942,343   $   239,210
       Accumulation units outstanding                                     1,543        13,418        36,884        52,716
       Unit value of accumulation units                             $     15.53   $      6.21   $     25.55   $      4.54

         (1) Offered in Advisor A.

         (2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                    International    International        MFS
                                                                      High-Yield     Diversified       Growth         Massachusetts
                                                                         Bond         Equities        and Income     Investors Trust
                                                                       Portfolio      Portfolio        Portfolio        Portfolio
                                                                       (Class 2)      (Class 2)        (Class 2)        (Class 2)
                                                                      --------------------------------------------------------------
Assets:
        Investments in Anchor Series Trust (Class 1 or 2),
             at net asset value                                       $        0     $        0       $        0       $        0
        Investments in SunAmerica Series Trust (Class 1, 2 or 3),
             at net asset value                                        5,699,533      3,283,176        3,031,045        4,007,299
        Investments in Van Kampen Life Investment Trust (Class II),
             at net asset value                                                0              0                0                0
        Investments in American Funds Insurance Series (Class 2),
             at net asset value                                                0              0                0                0
        Investments in Lord Abbett Series Fund, Inc. (Class VC),
             at net asset value                                                0              0                0                0

        Receivable from AIG SunAmerica Life Assurance Company                  0          5,000            2,000                0
                                                                      -----------------------------------------------------------
Total Assets:                                                         $5,699,533     $3,288,176       $3,033,045       $4,007,299

Liabilities:

        Payable to AIG SunAmerica Life Assurance Company                       0              0                0                0
                                                                      -----------------------------------------------------------
                                                                      $5,699,533     $3,288,176       $3,033,045       $4,007,299
                                                                      ===========================================================
Net assets:

        Accumulation units                                            $5,699,533     $3,288,176       $3,033,045       $4,007,299

        Contracts in payout (annuitization) period                             0              0                0                0
                                                                      -----------------------------------------------------------
             Total net assets                                         $5,699,533     $3,288,176       $3,033,045       $4,007,299
                                                                      ===========================================================
Accumulation units outstanding                                           380,406        354,198          269,555          222,888
                                                                      ===========================================================
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                                    $        -     $        -       $        -       $        -
        Accumulation units outstanding                                         -              -                -                -
        Unit value of accumulation units                              $        -     $        -       $        -       $        -
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                                    $5,227,835     $3,131,004       $2,798,478       $3,647,028
        Accumulation units outstanding                                   348,751        337,169          248,621          202,746
        Unit value of accumulation units                              $    14.99     $     9.29       $    11.26       $    17.99
Contracts With Total Expenses of 1.77% (1):
        Net Assets                                                    $        -     $        -       $        -       $        -
        Accumulation units outstanding                                         -              -                -                -
        Unit value of accumulation units                              $        -     $        -       $        -       $        -
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                                    $  471,698     $  157,172       $  234,567       $  360,271
        Accumulation units outstanding                                    31,655         17,029           20,934           20,142
        Unit value of accumulation units                              $    14.90     $     9.23       $    11.21       $    17.89


                                                                      MFS Mid-Cap        Putnam         SunAmerica
                                                                        Growth       Growth: Voyager     Balanced        Technology
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                      -------------------------------------------------------------
Assets:
        Investments in Anchor Series Trust (Class 1 or 2),
             at net asset value                                       $        0       $        0       $        0       $        0
        Investments in SunAmerica Series Trust (Class 1, 2 or 3),
             at net asset value                                        3,441,323          621,956        5,474,919          651,104
        Investments in Van Kampen Life Investment Trust (Class II),
             at net asset value                                                0                0                0                0
        Investments in American Funds Insurance Series (Class 2),
             at net asset value                                                0                0                0                0
        Investments in Lord Abbett Series Fund, Inc. (Class VC),
             at net asset value                                                0                0                0                0

        Receivable from AIG SunAmerica Life Assurance Company                  0                0                0                0
                                                                      -------------------------------------------------------------
Total Assets:                                                         $3,441,323       $  621,956       $5,474,919       $  651,104

Liabilities:

        Payable to AIG SunAmerica Life Assurance Company                       0                0                0                0
                                                                      -------------------------------------------------------------
                                                                      $3,441,323       $  621,956       $5,474,919       $  651,104
                                                                      =============================================================
Net assets:

        Accumulation units                                            $3,441,323       $  621,956       $5,474,919       $  651,104

        Contracts in payout (annuitization) period                             0                0                0                0
                                                                      -------------------------------------------------------------
             Total net assets                                         $3,441,323       $  621,956       $5,474,919       $  651,104
                                                                      =============================================================
Accumulation units outstanding                                           366,304           37,017          386,470          255,787
                                                                      =============================================================
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                                    $        -       $        -       $        -       $        -
        Accumulation units outstanding                                         -                -                -                -
        Unit value of accumulation units                              $        -       $        -       $        -       $        -
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                                    $3,014,494       $  484,442       $5,122,722       $  483,213
        Accumulation units outstanding                                   320,630           28,800          361,492          189,634
        Unit value of accumulation units                              $     9.40       $    16.82       $    14.17       $     2.55
Contracts With Total Expenses of 1.77% (1):
        Net Assets                                                    $        -       $        -       $        -       $        -
        Accumulation units outstanding                                         -                -                -                -
        Unit value of accumulation units                              $        -       $        -       $        -       $        -
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                                    $  426,829       $  137,514       $  352,197       $  167,891
        Accumulation units outstanding                                    45,674            8,217           24,978           66,153
        Unit value of accumulation units                              $     9.35       $    16.73       $    14.10       $     2.54

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                        Telecom         Worldwide         Foreign          Marsico
                                                                        Utility        High Income         Value           Growth
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 2)        (Class 2)        (Class 3)        (Class 3)
                                                                      -------------------------------------------------------------
Assets:
        Investments in Anchor Series Trust (Class 1 or 2),
             at net asset value                                       $        0       $        0       $        0       $        0
        Investments in SunAmerica Series Trust (Class 1, 2 or 3),
             at net asset value                                        1,496,332          613,576          612,807          316,852
        Investments in Van Kampen Life Investment Trust (Class II),
             at net asset value                                                0                0                0                0
        Investments in American Funds Insurance Series (Class 2),
             at net asset value                                                0                0                0                0
        Investments in Lord Abbett Series Fund, Inc. (Class VC),
             at net asset value                                                0                0                0                0

        Receivable from AIG SunAmerica Life Assurance Company                  0                0                0                0
                                                                      -------------------------------------------------------------
Total Assets:                                                         $1,496,332       $  613,576       $  612,807       $  316,852

Liabilities:

        Payable to AIG SunAmerica Life Assurance Company                       0                0              200                0
                                                                      -------------------------------------------------------------
                                                                      $1,496,332       $  613,576       $  612,607       $  316,852
                                                                      =============================================================
Net assets:

        Accumulation units                                            $1,496,332       $  613,576       $  612,607       $  316,852

        Contracts in payout (annuitization) period                             0                0                0                0
                                                                      -------------------------------------------------------------
             Total net assets                                         $1,496,332       $  613,576       $  612,607       $  316,852
                                                                      =============================================================
Accumulation units outstanding                                           148,520           35,399           49,159           33,342
                                                                      =============================================================
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                                    $        -       $        -       $  261,392       $        -
        Accumulation units outstanding                                         -                -           20,980                -
        Unit value of accumulation units                              $        -       $        -       $    12.46       $        -
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                                    $1,443,382       $  569,883       $  351,157       $  271,109
        Accumulation units outstanding                                   143,243           32,864           28,174           28,512
        Unit value of accumulation units                              $    10.08       $    17.34       $    12.46       $     9.51
Contracts With Total Expenses of 1.77% (1):
        Net Assets                                                    $        -       $        -       $        -       $        -
        Accumulation units outstanding                                         -                -                -                -
        Unit value of accumulation units                              $        -       $        -       $        -       $        -
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                                    $   52,950       $   43,693       $       58       $   45,743
        Accumulation units outstanding                                     5,277            2,535                5            4,830
        Unit value of accumulation units                              $    10.04       $    17.23       $    12.41       $     9.47

                                                                       MFS Total       Small & Mid                        Emerging
                                                                        Return          Cap Value        Comstock          Growth
                                                                       Portfolio        Portfolio        Portfolio       Portfolio
                                                                       (Class 3)        (Class 3)       (Class II)       (Class II)
                                                                      -------------------------------------------------------------
Assets:
        Investments in Anchor Series Trust (Class 1 or 2),
             at net asset value                                       $        0       $        0       $        0       $        0
        Investments in SunAmerica Series Trust (Class 1, 2 or 3),
             at net asset value                                          865,443          765,442                0                0
        Investments in Van Kampen Life Investment Trust (Class II),
             at net asset value                                                0                0        3,871,289        2,107,885
        Investments in American Funds Insurance Series (Class 2),
             at net asset value                                                0                0                0                0
        Investments in Lord Abbett Series Fund, Inc. (Class VC),
             at net asset value                                                0                0                0                0
        Receivable from AIG SunAmerica Life Assurance Company                  0                0              900                0
                                                                      -------------------------------------------------------------
Total Assets:                                                         $  865,443       $  765,442       $3,872,189       $2,107,885

Liabilities:

        Payable to AIG SunAmerica Life Assurance Company                       0                0                0              100
                                                                      -------------------------------------------------------------
                                                                      $  865,443       $  765,442       $3,872,189       $2,107,785
                                                                      =============================================================
Net assets:

        Accumulation units                                            $  865,443       $  765,442       $3,872,189       $2,107,785

        Contracts in payout (annuitization) period                             0                0                0                0
                                                                      -------------------------------------------------------------
             Total net assets                                         $  865,443       $  765,442       $3,872,189       $2,107,785
                                                                      =============================================================
Accumulation units outstanding                                            37,970           56,336          371,432          245,014
                                                                      =============================================================
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                                    $        -       $  487,177       $1,532,236       $  297,749
        Accumulation units outstanding                                         -           35,851          146,887           34,571
        Unit value of accumulation units                              $        -       $    13.59       $    10.43       $     8.61
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                                    $  820,229       $  256,324       $2,007,853       $1,558,927
        Accumulation units outstanding                                    35,978           18,863          192,557          181,013
        Unit value of accumulation units                              $    22.80       $    13.59       $    10.43       $     8.61
Contracts With Total Expenses of 1.77% (1):
        Net Assets                                                    $        -       $        -       $   73,526       $   12,845
        Accumulation units outstanding                                         -                -            7,082            1,506
        Unit value of accumulation units                              $        -       $        -       $    10.38       $     8.53
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                                    $   45,214       $   21,941       $  258,574       $  238,264
        Accumulation units outstanding                                     1,992            1,622           24,906           27,924
        Unit value of accumulation units                              $    22.70       $    13.53       $    10.38       $     8.53

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                       Growth &      Global                    Growth       Growth
                                                                        Income       Growth       Growth       Income     and Income
                                                                      Portfolio      Fund          Fund         Fund      Portfolio
                                                                      (Class II)   (Class 2)    (Class 2)     (Class 2)   (Class VC)
                                                                      --------------------------------------------------------------
Assets:
        Investments in Anchor Series Trust (Class 1 or 2),
             at net asset value                                       $        0   $        0   $        0   $        0   $        0
        Investments in SunAmerica Series Trust (Class 1, 2 or 3),
             at net asset value                                                0            0            0            0            0
        Investments in Van Kampen Life Investment Trust (Class II),
             at net asset value                                        2,918,413            0            0            0            0
        Investments in American Funds Insurance Series (Class 2),
             at net asset value                                                0    2,430,368    6,194,824    9,777,935            0
        Investments in Lord Abbett Series Fund, Inc. (Class VC),
             at net asset value                                                0            0            0            0    1,665,319

        Receivable from AIG SunAmerica Life Assurance Company                  0            0            0            0            0
                                                                      --------------------------------------------------------------
Total Assets:                                                         $2,918,413   $2,430,368   $6,194,824   $9,777,935   $1,665,319

Liabilities:

        Payable to AIG SunAmerica Life Assurance Company                       0            0            0            0            0
                                                                      --------------------------------------------------------------
                                                                      $2,918,413   $2,430,368   $6,194,824   $9,777,935   $1,665,319
                                                                      ==============================================================
Net assets:

        Accumulation units                                            $2,918,413   $2,430,368   $6,194,824   $9,777,935   $1,665,319

        Contracts in payout (annuitization) period                             0            0            0            0            0
                                                                      --------------------------------------------------------------
             Total net assets                                         $2,918,413   $2,430,368   $6,194,824   $9,777,935   $1,665,319
                                                                      ==============================================================
Accumulation units outstanding                                           262,065      166,608      422,389      688,783      157,785
                                                                      ==============================================================
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                                    $1,458,516   $2,104,697   $4,847,301   $8,245,869   $1,464,837
        Accumulation units outstanding                                   130,936      144,246      330,470      580,789      138,758
        Unit value of accumulation units                              $    11.14   $    14.59   $    14.67   $    14.20   $    10.56
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                                    $1,322,105   $  157,849   $1,110,780   $1,190,156   $  124,599
        Accumulation units outstanding                                   118,695       10,818       75,729       83,828       11,803
        Unit value of accumulation units                              $    11.14   $    14.59   $    14.67   $    14.20   $    10.56
Contracts With Total Expenses of 1.77% (1):
        Net Assets                                                    $   51,299   $   12,715   $   86,046   $  126,115   $   53,318
        Accumulation units outstanding                                     4,630          875        5,884        8,914        5,076
        Unit value of accumulation units                              $    11.08   $    14.54   $    14.62   $    14.15   $    10.50
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                                    $   86,493   $  155,107   $  150,697   $  215,795   $   22,565
        Accumulation units outstanding                                     7,804       10,669       10,306       15,252        2,148
        Unit value of accumulation units                              $    11.08   $    14.54   $    14.62   $    14.15   $    10.50

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

                                                                                   Net Asset Value     Net Asset
Variable Accounts                                                       Shares        Per Share          Value             Cost
------------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
         Asset Allocation Portfolio (Class 1)                         2,720,562        $ 13.72        $ 37,330,465     $ 37,795,126
         Capital Appreciation Portfolio (Class 1)                     1,939,924          30.29          58,757,378       48,309,999
         Government and Quality Bond Portfolio (Class 1)              3,027,125          15.21          46,045,205       45,366,760
         Growth Portfolio (Class 1)                                   1,222,033          25.01          30,553,337       35,810,214
         Natural Resources Portfolio (Class 1)                          307,506          26.17           8,046,357        6,075,936
         Asset Allocation Portfolio (Class 2)                           761,347          13.71          10,437,157        9,429,368
         Capital Appreciation Portfolio (Class 2)                       338,613          30.18          10,219,705        8,477,420
         Government and Quality Bond Portfolio (Class 2)              1,392,551          15.20          21,170,412       21,424,415
         Growth Portfolio (Class 2)                                     192,199          24.99           4,803,199        4,185,776
         Natural Resources Portfolio (Class 2)                           57,241          26.14           1,496,210        1,087,657

SUNAMERICA SERIES TRUST:
         Aggressive Growth Portfolio (Class 1)                        1,473,230        $  8.73        $ 12,854,156     $ 10,461,691
         Alliance Growth Portfolio (Class 1)                          3,294,377          17.54          57,786,859       81,177,246
         Blue Chip Growth Portfolio (Class 1)                           386,943           6.10           2,360,172        2,167,206
         Cash Management Portfolio (Class 1)                          2,197,484          10.67          23,455,013       23,791,257
         Corporate Bond Portfolio (Class 1)                           1,533,253          11.79          18,071,473       17,409,726
         Davis Venture Value Portfolio (Class 1)                      4,245,980          23.22          98,574,612       99,477,614
         "Dogs" of Wall Street Portfolio (Class 1)                      784,946          10.01           7,856,992        7,159,858
         Federated American Leaders Portfolio (Class 1)               1,376,438          15.08          20,759,570       20,330,533
         Global Bond Portfolio (Class 1)                                446,756          11.29           5,044,861        4,902,205
         Global Equities Portfolio (Class 1)                          1,210,429          10.35          12,522,084       10,755,282
         Goldman Sachs Research Portfolio (Class 1)                     166,572           6.58           1,095,781        1,034,874
         Growth-Income Portfolio (Class 1)                            3,095,432          21.57          66,783,758       77,493,721
         Growth Opportunities Portfolio (Class 1)                       232,752           4.79           1,115,653          982,620
         High-Yield Bond Portfolio (Class 1)                          3,195,059           6.78          21,653,336       19,940,461
         International Diversified Equities Portfolio (Class 1)       3,069,025           6.88          21,112,175       18,629,215
         International Growth and Income Portfolio (Class 1)            508,223          10.02           5,094,820        4,405,751
         Marsico Growth Portfolio (Class 1)                             165,480           9.96           1,648,397        1,539,238
         MFS Massachusetts Investors Trust Portfolio (Class 1)          619,692          10.45           6,474,026        5,802,553
         MFS Mid-Cap Growth Portfolio (Class 1)                       1,706,064           7.95          13,558,142       10,798,083
         MFS Total Return Portfolio (Class 1)                           165,983          15.96           2,649,297        2,583,926
         Putnam Growth: Voyager Portfolio (Class 1)                     152,111          13.95           2,121,839        1,991,191
         SunAmerica Balanced Portfolio (Class 1)                      2,084,543          13.31          27,754,270       33,129,912
         Technology Portfolio (Class 1)                               3,425,591           2.70           9,232,282        6,885,109
         Telecom Utility Portfolio (Class 1)                            609,831           7.87           4,801,978        6,395,673
         Worldwide High Income Portfolio (Class 1)                      654,790           7.48           4,896,916        5,195,081
         Aggressive Growth Portfolio (Class 2)                          106,750           8.71             929,856          833,557
         Alliance Growth Portfolio (Class 2)                            404,931          17.53           7,096,843        6,882,085
         Blue Chip Growth Portfolio (Class 2)                           271,785           6.10           1,657,131        1,505,979
         Cash Management Portfolio (Class 2)                            945,766          10.66          10,079,546       10,158,071
         Corporate Bond Portfolio (Class 2)                             654,413          11.77           7,703,950        7,398,520
         Davis Venture Value Portfolio (Class 2)                        776,666          23.19          18,012,272       15,402,988
         "Dogs" of Wall Street Portfolio (Class 2)                      235,836          10.00           2,358,148        2,074,326
         Federated American Leaders Portfolio (Class 2)                 227,612          15.06           3,428,957        3,074,430
         Global Bond Portfolio (Class 2)                                143,849          11.26           1,620,253        1,569,787
         Global Equities Portfolio (Class 2)                            145,651          10.31           1,502,224        1,355,763
         Goldman Sachs Research Portfolio (Class 2)                     110,760           6.55             725,807          690,176
         Growth-Income Portfolio (Class 2)                              338,736          21.56           7,301,834        6,772,073
         Growth Opportunities Portfolio (Class 2)                       177,096           4.77             845,376          751,155
         High-Yield Bond Portfolio (Class 2)                            842,001           6.77           5,699,533        5,441,455
         International Diversified Equities Portfolio (Class 2)         479,485           6.85           3,283,176        3,068,935
         International Growth and Income Portfolio (Class 2)            301,573          10.05           3,031,045        2,616,889
         MFS Massachusetts Investors Trust Portfolio (Class 2)          383,594          10.45           4,007,299        3,679,199
         MFS Mid-Cap Growth Portfolio (Class 2)                         434,706           7.92           3,441,323        3,364,036
         Putnam Growth: Voyager Portfolio (Class 2)                      44,643          13.93             621,956          586,972
         SunAmerica Balanced Portfolio (Class 2)                        411,628          13.30           5,474,919        5,360,117
         Technology Portfolio (Class 2)                                 242,177           2.69             651,104          587,672
         Telecom Utility Portfolio (Class 2)                            190,135           7.87           1,496,332        1,612,979
         Worldwide High Income Portfolio (Class 2)                       82,270           7.46             613,576          594,271
         Foreign Value Portfolio (Class 3)                               48,695          12.58             612,807          572,232
         Marsico Growth Portfolio (Class 3)                              31,930           9.92             316,852          295,651
         MFS Total Return Portfolio (Class 3)                            54,207          15.97             865,443          838,588
         Small & Mid Cap Value Portfolio (Class 3)                       55,475          13.80             765,442          701,048

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
         Comstock Portfolio                                             329,471        $ 11.75        $  3,871,289     $  3,417,759
         Emerging Growth Portfolio                                       87,103          24.20           2,107,885        1,875,407
         Growth and Income Portfolio                                    171,369          17.03           2,918,413        2,592,629

AMERICAN FUNDS INSURANCE SERIES (Class 2):
         Global Growth Fund                                             159,368        $ 15.25        $  2,430,368     $  2,270,730
         Growth Fund                                                    136,150          45.50           6,194,824        5,857,453
         Growth-Income Fund                                             292,053          33.48           9,777,935        9,221,814

LORD ABBETT SERIES FUND, INC. (Class VC):
         Growth and Income Portfolio                                     67,917        $ 24.52        $  1,665,319     $  1,549,787

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003

                                                                                                 Government
                                                                   Asset           Capital          and
                                                                Allocation      Appreciation    Quality Bond      Growth
                                                                 Portfolio        Portfolio       Portfolio     Portfolio
                                                                 (Class 1)        (Class 1)       (Class 1)     (Class 1)
                                                                -----------------------------------------------------------
Investment income:
  Dividends                                                     $ 1,231,393     $          0    $  2,139,192   $    149,050
                                                                -----------------------------------------------------------
    Total investment income                                       1,231,393                0       2,139,192        149,050
                                                                -----------------------------------------------------------

Expenses:
  Mortality and expense risk charge                                (456,172)        (716,585)       (771,201)      (373,363)
  Distribution expense charge                                       (49,874)         (78,125)        (84,160)       (40,798)
                                                                -----------------------------------------------------------
    Total expenses                                                 (506,046)        (794,710)       (855,361)      (414,161)
                                                                -----------------------------------------------------------

Net investment income (loss)                                        725,347         (794,710)      1,283,831       (265,111)
                                                                -----------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                       5,287,140       15,123,077      24,753,869      6,623,243
  Cost of shares sold                                            (5,946,260)     (15,092,324)    (23,868,595)    (9,611,670)
                                                                -----------------------------------------------------------

Net realized gains (losses) from securities transactions           (659,120)          30,753         885,274     (2,988,427)
Realized gain distributions                                               0                0         392,092              0
                                                                -----------------------------------------------------------

Net realized gains (losses)                                        (659,120)          30,753       1,277,366     (2,988,427)
                                                                -----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                            (6,895,891)      (4,066,178)      2,728,319    (15,258,796)
  End of period                                                    (464,661)      10,447,379         678,445     (5,256,877)
                                                                -----------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                   6,431,230       14,513,557      (2,049,874)    10,001,919
                                                                -----------------------------------------------------------

Increase (decrease) in net assets from operations               $ 6,497,457     $ 13,749,600    $    511,323   $  6,748,381
                                                                ===========================================================

                                                                                                               Government
                                                                    Natural          Asset         Capital        and
                                                                   Resources      Allocation    Appreciation  Quality Bond
                                                                   Portfolio       Portfolio      Portfolio    Portfolio
                                                                   (Class 1)       (Class 2)      (Class 2)    (Class 2)
                                                                  --------------------------------------------------------
Investment income:
  Dividends                                                       $    45,714     $   325,622    $         0  $    968,939
                                                                  --------------------------------------------------------
    Total investment income                                            45,714         325,622              0       968,939
                                                                  --------------------------------------------------------

Expenses:
  Mortality and expense risk charge                                   (78,220)       (115,065)      (117,892)     (339,096)
  Distribution expense charge                                          (8,558)        (12,466)       (12,644)      (36,671)
                                                                  --------------------------------------------------------
    Total expenses                                                    (86,778)       (127,531)      (130,536)     (375,767)
                                                                  --------------------------------------------------------

Net investment income (loss)                                          (41,064)        198,091       (130,536)      593,172
                                                                  --------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                         2,781,050       1,423,373      4,902,663    14,811,990
  Cost of shares sold                                              (2,597,020)     (1,366,689)    (4,705,354)  (14,679,539)
                                                                  --------------------------------------------------------

Net realized gains (losses) from securities transactions              184,030          56,684        197,309       132,451
Realized gain distributions                                            48,962               0              0       184,122
                                                                  --------------------------------------------------------

Net realized gains (losses)                                           232,992          56,684        197,309       316,573
                                                                  --------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                (177,433)       (399,536)      (403,080)      491,534
  End of period                                                     1,970,421       1,007,789      1,742,285      (254,003)
                                                                  --------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                     2,147,854       1,407,325      2,145,365      (745,537)
                                                                  --------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 2,339,782     $ 1,662,100    $ 2,212,138  $    164,208
                                                                  ========================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)


                                                                                 Natural     Aggressive      Alliance
                                                                   Growth       Resources      Growth         Growth
                                                                 Portfolio      Portfolio    Portfolio       Portfolio
                                                                 (Class 2)      (Class 2)    (Class 1)       (Class 1)
                                                                -------------------------------------------------------
Investment income:
  Dividends                                                     $    17,473     $   7,097   $         0    $    141,199
                                                                -------------------------------------------------------
    Total investment income                                          17,473         7,097             0         141,199
                                                                -------------------------------------------------------

Expenses:
  Mortality and expense risk charge                                 (58,437)      (14,606)     (159,819)       (776,182)
  Distribution expense charge                                        (6,230)       (1,563)      (17,487)        (84,809)
                                                                -------------------------------------------------------
    Total expenses                                                  (64,667)      (16,169)     (177,306)       (860,991)
                                                                -------------------------------------------------------

Net investment income (loss)                                        (47,194)       (9,072)     (177,306)       (719,792)
                                                                -------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                       1,372,613       535,911     3,110,445      16,097,317
  Cost of shares sold                                            (1,426,976)     (515,696)   (2,875,627)    (26,160,330)
                                                                -------------------------------------------------------

Net realized gains (losses) from securities transactions            (54,363)       20,215       234,818     (10,063,013)
Realized gain distributions                                               0         9,281             0               0
                                                                -------------------------------------------------------

Net realized gains (losses)                                         (54,363)       29,496       234,818     (10,063,013)
                                                                -------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                              (543,007)      (21,429)     (245,151)    (46,161,399)
  End of period                                                     617,423       408,553     2,392,465     (23,390,387)
                                                                -------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                   1,160,430       429,982     2,637,616      22,771,012
                                                                -------------------------------------------------------

Increase (decrease) in net assets from operations               $ 1,058,873     $ 450,406   $ 2,695,128    $ 11,988,207
                                                                =======================================================

                                                                                                                   Davis
                                                                 Blue Chip         Cash          Corporate        Venture
                                                                  Growth        Management          Bond           Value
                                                                 Portfolio       Portfolio       Portfolio       Portfolio
                                                                 (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                ------------------------------------------------------------
Investment income:
  Dividends                                                     $     2,889    $     673,732    $ 1,098,189     $    749,287
                                                                ------------------------------------------------------------
    Total investment income                                           2,889          673,732      1,098,189          749,287
                                                                ------------------------------------------------------------

Expenses:
  Mortality and expense risk charge                                 (23,330)        (638,183)      (260,654)      (1,186,406)
  Distribution expense charge                                        (2,519)         (69,770)       (28,375)        (129,600)
                                                                ------------------------------------------------------------
    Total expenses                                                  (25,849)        (707,953)      (289,029)      (1,316,006)
                                                                ------------------------------------------------------------

Net investment income (loss)                                        (22,960)         (34,221)       809,160         (566,719)
                                                                ------------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                       1,635,900      306,561,789      5,403,694       14,169,940
  Cost of shares sold                                            (1,525,892)    (306,550,118)    (5,247,059)     (17,700,941)
                                                                ------------------------------------------------------------

Net realized gains (losses) from securities transactions            110,008           11,671        156,635       (3,531,001)
Realized gain distributions                                               0                0              0                0
                                                                ------------------------------------------------------------

Net realized gains (losses)                                         110,008           11,671        156,635       (3,531,001)
                                                                ------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                               (99,148)          19,258       (215,373)     (28,832,664)
  End of period                                                     192,966         (336,244)       661,747         (903,002)
                                                                ------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                     292,114         (355,502)       877,120       27,929,662
                                                                ------------------------------------------------------------

Increase (decrease) in net assets from operations               $   379,162    $    (378,052)   $ 1,842,915     $ 23,831,942
                                                                ============================================================

* For the period from July 28, 2003 to December 31, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)


                                                                        "Dogs" of        Federated       Global        Global
                                                                       Wall Street   American Leaders     Bond        Equities
                                                                        Portfolio        Portfolio      Portfolio     Portfolio
                                                                        (Class 1)        (Class 1)      (Class 1)     (Class 1)
                                                                       ----------------------------------------------------------
Investment income:
  Dividends                                                            $   193,134      $   298,646    $         0   $     27,906
                                                                       ----------------------------------------------------------
    Total investment income                                                193,134          298,646              0         27,906
                                                                       ----------------------------------------------------------

Expenses:
  Mortality and expense risk charge                                        (99,121)        (257,154)       (76,349)      (161,270)
  Distribution expense charge                                              (10,834)         (28,106)        (8,356)       (17,632)
                                                                       ----------------------------------------------------------
    Total expenses                                                        (109,955)        (285,260)       (84,705)      (178,902)
                                                                       ----------------------------------------------------------

Net investment income (loss)                                                83,179           13,386        (84,705)      (150,996)
                                                                       ----------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                              2,469,560        4,613,416      2,108,992     23,100,957
  Cost of shares sold                                                   (2,597,247)      (5,425,393)    (2,065,462)   (22,009,220)
                                                                       ----------------------------------------------------------

Net realized gains (losses) from securities transactions                  (127,687)        (811,977)        43,530      1,091,737
Realized gain distributions                                                      0                0              0              0
                                                                       ----------------------------------------------------------

Net realized gains (losses)                                               (127,687)        (811,977)        43,530      1,091,737
                                                                       ----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                     (562,161)      (4,723,830)       (11,842)       108,857
  End of period                                                            697,134          429,037        142,656      1,766,802
                                                                       ----------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                          1,259,295        5,152,867        154,498      1,657,945
                                                                       ----------------------------------------------------------

Increase (decrease) in net assets from operations                      $ 1,214,787      $ 4,354,276    $   113,323   $  2,598,686
                                                                       ==========================================================

                                                                        Goldman
                                                                         Sachs        Growth-       Growth        High-Yield
                                                                       Research       Income     Opportunities        Bond
                                                                       Portfolio     Portfolio     Portfolio       Portfolio
                                                                       (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                                                       ------------------------------------------------------
Investment income:
  Dividends                                                            $       0   $    642,409   $        0     $  1,397,598
                                                                       ------------------------------------------------------
    Total investment income                                                    0        642,409            0        1,397,598
                                                                       ------------------------------------------------------

Expenses:
  Mortality and expense risk charge                                      (14,867)      (894,265)     (10,978)        (232,194)
  Distribution expense charge                                             (1,588)       (97,810)      (1,199)         (25,357)
                                                                       ------------------------------------------------------
    Total expenses                                                       (16,455)      (992,075)     (12,177)        (257,551)
                                                                       ------------------------------------------------------

Net investment income (loss)                                             (16,455)      (349,666)     (12,177)       1,140,047
                                                                       ------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                              823,776     16,421,979      930,814       14,672,830
  Cost of shares sold                                                   (929,721)   (21,741,908)    (939,918)     (14,335,784)
                                                                       ------------------------------------------------------

Net realized gains (losses) from securities transactions                (105,945)    (5,319,929)      (9,104)         337,046
Realized gain distributions                                                    0              0            0                0
                                                                       ------------------------------------------------------

Net realized gains (losses)                                             (105,945)    (5,319,929)      (9,104)         337,046
                                                                       ------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                   (263,997)   (30,178,845)     (84,255)      (1,285,613)
  End of period                                                           60,907    (10,709,963)     133,033        1,712,875
                                                                       ------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                          324,904     19,468,882      217,288        2,998,488
                                                                       ------------------------------------------------------

Increase (decrease) in net assets from operations                      $ 202,504   $ 13,799,287   $  196,007     $  4,475,581
                                                                       ======================================================

* For the period from July 28, 2003 to December 31, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                              International                                       MFS
                                                               Diversified     International     Marsico     Massachussetts
                                                                Equities      Growth & Income    Growth     Investors Trust
                                                                Portfolio        Portfolio      Portfolio      Portfolio
                                                                (Class 1)        (Class 1)      (Class 1)*     (Class 1)
                                                              -----------------------------------------------------------
Investment income:
  Dividends                                                   $     776,591     $     50,532    $       0     $    48,403
                                                              -----------------------------------------------------------
           Total investment income                                  776,591           50,532            0          48,403
                                                              -----------------------------------------------------------

Expenses:
  Mortality and expense risk charge                                (260,619)         (65,272)      (9,489)        (77,889)
  Distribution expense charge                                       (28,513)          (7,121)      (1,038)         (8,471)
                                                              -----------------------------------------------------------
           Total expenses                                          (289,132)         (72,393)     (10,527)        (86,360)
                                                              -----------------------------------------------------------

Net investment income (loss)                                        487,459          (21,861)     (10,527)        (37,957)
                                                              -----------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                     182,209,004       61,061,059      878,471       2,269,588
  Cost of shares sold                                          (179,809,221)     (59,928,514)    (852,943)     (2,844,271)
                                                              -----------------------------------------------------------

Net realized gains (losses) from securities transactions          2,399,783        1,132,545       25,528        (574,683)
Realized gain distributions                                               0                0            0               0
                                                              -----------------------------------------------------------

Net realized gains (losses)                                       2,399,783        1,132,545       25,528        (574,683)
                                                              -----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                67,645          (12,310)           0      (1,034,803)
  End of period                                                   2,482,960          689,069      109,159         671,473
                                                              -----------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                   2,415,315          701,379      109,159       1,706,276
                                                              -----------------------------------------------------------

Increase (decrease) in net assets from operations             $   5,302,557     $  1,812,063    $ 124,160     $ 1,093,636
                                                              ===========================================================

                                                                 MFS
                                                               Mid-Cap          MFS              Putnam        SunAmerica
                                                               Growth       Total Return     Growth: Voyager    Balanced
                                                              Portfolio       Portfolio         Portfolio      Portfolio
                                                              (Class 1)      (Class 1)*         (Class 1)       (Class 1)
                                                             -------------------------------------------------------------
Investment income:
  Dividends                                                  $         0      $  70,679         $   5,458     $    612,295
                                                             -------------------------------------------------------------
           Total investment income                                     0         70,679             5,458          612,295
                                                             -------------------------------------------------------------

Expenses:
  Mortality and expense risk charge                             (146,723)        (6,920)          (24,894)        (378,039)
  Distribution expense charge                                    (15,992)          (756)           (2,708)         (41,345)
                                                             -------------------------------------------------------------
           Total expenses                                       (162,715)        (7,676)          (27,602)        (419,384)
                                                             -------------------------------------------------------------

Net investment income (loss)                                    (162,715)        63,003           (22,144)         192,911
                                                             -------------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    2,070,021        103,638           431,149        6,776,535
  Cost of shares sold                                         (1,833,283)      (102,094)         (450,837)      (8,877,491)
                                                             -------------------------------------------------------------

Net realized gains (losses) from securities transactions         236,738          1,544           (19,688)      (2,100,956)
Realized gain distributions                                            0              0                 0                0
                                                             -------------------------------------------------------------

Net realized gains (losses)                                      236,738          1,544           (19,688)      (2,100,956)
                                                             -------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           (158,419)             0          (279,353)     (10,685,584)
  End of period                                                2,760,059         65,371           130,648       (5,375,642)
                                                             -------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                2,918,478         65,371           410,001        5,309,942
                                                             -------------------------------------------------------------

Increase (decrease) in net assets from operations            $ 2,992,501      $ 129,918         $ 368,169     $  3,401,897
                                                             =============================================================

* For the period from July 28, 2003 to December 31, 2003.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                           Telecom        Worldwide     Aggressive
                                                            Technology      Utility      High Income      Growth
                                                             Portfolio     Portfolio      Portfolio      Portfolio
                                                             (Class 1)     (Class 1)      (Class 1)      (Class 2)
                                                            -------------------------------------------------------
Investment income:
      Dividends                                             $         0   $   277,238   $     372,763   $         0
                                                            -------------------------------------------------------
          Total investment income                                     0       277,238         372,763             0
                                                            -------------------------------------------------------

Expenses:
      Mortality and expense risk charge                        (100,824)      (64,153)        (64,341)      (10,221)
      Distribution expense charge                               (11,033)       (7,024)         (7,043)       (1,079)
                                                            -------------------------------------------------------
          Total expenses                                       (111,857)      (71,177)        (71,384)      (11,300)
                                                            -------------------------------------------------------

Net investment income (loss)                                   (111,857)      206,061         301,379       (11,300)
                                                            -------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                               1,755,058     2,015,194       3,032,366       158,928
      Cost of shares sold                                    (1,555,233)   (3,066,879)     (3,363,362)     (157,010)
                                                            -------------------------------------------------------
Net realized gains (losses) from securities transactions        199,825    (1,051,685)       (330,996)        1,918
Realized gain distributions                                           0             0               0             0
                                                            -------------------------------------------------------

Net realized gains (losses)                                     199,825    (1,051,685)       (330,996)        1,918
                                                            -------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                      (137,326)   (3,130,710)     (1,333,387)      (78,642)
      End of period                                           2,347,173    (1,593,695)       (298,165)       96,299
                                                            -------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                             2,484,499     1,537,015       1,035,222       174,941
                                                            -------------------------------------------------------

Increase (decrease) in net assets from operations           $ 2,572,467   $   691,391   $   1,005,605   $   165,559
                                                            =======================================================

                                                              Alliance     Blue Chip       Cash        Corporate
                                                              Growth       Growth       Management       Bond
                                                             Portfolio     Portfolio     Portfolio    Portfolio
                                                             (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                                            ----------------------------------------------------
Investment income:
      Dividends                                             $     7,306   $      410   $    242,340   $  413,801
                                                            ----------------------------------------------------
          Total investment income                                 7,306          410        242,340      413,801
                                                            ----------------------------------------------------

Expenses:
      Mortality and expense risk charge                         (92,920)     (19,437)      (278,776)     (98,247)
      Distribution expense charge                                (9,946)      (2,061)       (30,250)     (10,567)
                                                            ----------------------------------------------------
          Total expenses                                       (102,866)     (21,498)      (309,026)    (108,814)
                                                            ----------------------------------------------------

Net investment income (loss)                                    (95,560)     (21,088)       (66,686)     304,987
                                                            ----------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                               3,094,679      356,686    213,202,082    1,627,746
      Cost of shares sold                                    (3,416,335)    (368,935)  (213,264,552)  (1,565,286)
                                                            ----------------------------------------------------
Net realized gains (losses) from securities transactions       (321,656)     (12,249)       (62,470)      62,460
Realized gain distributions                                           0            0              0            0
                                                            ----------------------------------------------------

Net realized gains (losses)                                    (321,656)     (12,249)       (62,470)      62,460
                                                            ----------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                    (1,594,107)    (182,008)       (11,909)       5,688
      End of period                                             214,758      151,152        (78,525)     305,430
                                                            ----------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                             1,808,865      333,160        (66,616)     299,742
                                                            ----------------------------------------------------

Increase (decrease) in net assets from operations           $ 1,391,649    $ 299,823   $   (195,772)  $  667,189
                                                            ====================================================

* For the period from July 28, 2003 to December 31, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                Davis         "Dogs" of        Federated         Global
                                                            Venture Value    Wall Street    American Leaders      Bond
                                                              Portfolio      Portfolio         Portfolio        Portfolio
                                                              (Class 2)      (Class 2)         (Class 2)        (Class 2)
                                                            -------------------------------------------------------------
Investment income:
      Dividends                                             $     112,609   $      49,856   $         43,551   $        0
                                                            -------------------------------------------------------------
          Total investment income                                 112,609          49,856             43,551            0
                                                            -------------------------------------------------------------
Expenses:
      Mortality and expense risk charge                          (205,945)        (24,102)           (42,358)     (21,210)
      Distribution expense charge                                 (22,148)         (2,590)            (4,435)      (2,290)
                                                            -------------------------------------------------------------
          Total expenses                                         (228,093)        (26,692)           (46,793)     (23,500)
                                                            -------------------------------------------------------------

Net investment income (loss)                                     (115,484)         23,164             (3,242)     (23,500)
                                                            -------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                 2,320,625         588,637            986,643      756,263
      Cost of shares sold                                      (2,402,942)       (604,168)        (1,035,850)    (735,758)
                                                            -------------------------------------------------------------

Net realized gains (losses) from securities transactions          (82,317)        (15,531)           (49,207)      20,505
Realized gain distributions                                             0               0                  0            0
                                                            -------------------------------------------------------------

Net realized gains (losses)                                       (82,317)        (15,531)           (49,207)      20,505
                                                            -------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                      (1,751,495)        (49,719)          (389,731)      17,702
      End of period                                             2,609,284         283,822            354,527       50,466
                                                            -------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               4,360,779         333,541            744,258       32,764
                                                            -------------------------------------------------------------

Increase (decrease) in net assets from operations           $   4,162,978   $     341,174   $        691,809   $   29,769
                                                            =============================================================

                                                               Global     Goldman Sachs     Growth-        Growth
                                                             Equities       Research        Income      Opportunities
                                                             Portfolio      Portfolio      Portfolio      Portfolio
                                                             (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                            ---------------------------------------------------------
Investment income:
      Dividends                                             $     1,149   $           0   $    63,899   $           0
                                                            ---------------------------------------------------------
          Total investment income                                 1,149               0        63,899               0
                                                            ---------------------------------------------------------
Expenses:
      Mortality and expense risk charge                         (15,736)         (9,251)      (99,740)         (9,558)
      Distribution expense charge                                (1,714)           (985)      (10,660)           (985)
                                                            ---------------------------------------------------------
          Total expenses                                        (17,450)        (10,236)     (110,400)        (10,543)
                                                            ---------------------------------------------------------

Net investment income (loss)                                    (16,301)        (10,236)      (46,501)        (10,543)
                                                            ---------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                               4,613,450          95,569     3,501,372         271,605
      Cost of shares sold                                    (4,496,467)       (104,141)   (3,644,740)       (269,322)
                                                            ---------------------------------------------------------

Net realized gains (losses) from securities transactions        116,983          (8,572)     (143,368)          2,283
Realized gain distributions                                           0               0             0               0
                                                            ---------------------------------------------------------

Net realized gains (losses)                                     116,983          (8,572)     (143,368)          2,283
                                                            ---------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                       (23,244)       (123,509)   (1,136,475)       (100,541)
      End of period                                             146,461          35,631       529,761          94,221
                                                            ---------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               169,705         159,140     1,666,236         194,762
                                                            ---------------------------------------------------------

Increase (decrease) in net assets from operations           $   270,387   $     140,332   $ 1,476,367   $     186,502
                                                            =========================================================

* For the period from July 28, 2003 to December 31, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                           International   International       MFS
                                                             High-Yield     Diversified       Growth       Massachussetts
                                                               Bond          Equities        and Income    Investors Trust
                                                             Portfolio       Portfolio        Portfolio       Portfolio
                                                             (Class 2)       (Class 2)       (Class 2)        (Class 2)
                                                            -------------------------------------------------------------
Investment income:
      Dividends                                             $    372,602   $     114,555   $      43,375   $       26,170
                                                            -------------------------------------------------------------
          Total investment income                                372,602         114,555          43,375           26,170
                                                            -------------------------------------------------------------

Expenses:
      Mortality and expense risk charge                          (71,476)        (57,271)        (54,337)         (46,652)
      Distribution expense charge                                 (7,731)         (6,234)         (5,887)          (5,021)
                                                            -------------------------------------------------------------
          Total expenses                                         (79,207)        (63,505)        (60,224)         (51,673)
                                                            -------------------------------------------------------------

Net investment income (loss)                                     293,395          51,050         (16,849)         (25,503)
                                                            -------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                               28,170,448     103,428,511      65,178,788          559,119
      Cost of shares sold                                    (27,273,287)   (102,671,306)    (64,216,418)        (559,121)
                                                            -------------------------------------------------------------

Net realized gains (losses) from securities transactions         897,161         757,205         962,370               (2)
Realized gain distributions                                            0               0               0                0
                                                            -------------------------------------------------------------

Net realized gains (losses)                                      897,161         757,205         962,370               (2)
                                                            -------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                        (76,962)        (32,220)        (49,201)        (371,576)
      End of period                                              258,078         214,241         414,156          328,100
                                                            -------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                335,040         246,461         463,357          699,676
                                                            -------------------------------------------------------------

Increase (decrease) in net assets from operations           $  1,525,596   $   1,054,716   $   1,408,878   $      674,171
                                                            =============================================================

                                                            MFS Mid-Cap       Putnam         SunAmerica
                                                              Growth      Growth: Voyager     Balanced      Technology
                                                             Portfolio       Portfolio        Portfolio     Portfolio
                                                             (Class 2)      (Class 2)         (Class 2)     (Class 2)
                                                            ----------------------------------------------------------
Investment income:
      Dividends                                             $         0   $           758   $    108,841   $         0
                                                            ----------------------------------------------------------
          Total investment income                                     0               758        108,841             0
                                                            ----------------------------------------------------------

Expenses:
      Mortality and expense risk charge                         (41,148)           (9,901)       (68,829)       (7,340)
      Distribution expense charge                                (4,407)           (1,046)        (7,448)         (765)
                                                            ----------------------------------------------------------
          Total expenses                                        (45,555)          (10,947)       (76,277)       (8,105)
                                                            ----------------------------------------------------------

Net investment income (loss)                                    (45,555)          (10,189)        32,564        (8,105)
                                                            ----------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                               1,118,414           336,098      1,235,450       162,818
      Cost of shares sold                                    (1,225,879)         (350,869)    (1,322,413)     (167,483)
                                                            ----------------------------------------------------------

Net realized gains (losses) from securities transactions       (107,465)          (14,771)       (86,963)       (4,665)
Realized gain distributions                                           0                 0              0             0
                                                            ----------------------------------------------------------

Net realized gains (losses)                                    (107,465)          (14,771)       (86,963)       (4,665)
                                                            ----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                      (926,949)         (127,706)      (561,029)     (143,440)
      End of period                                              77,287            34,984        114,802        63,432
                                                            ----------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                             1,004,236           162,690        675,831       206,872
                                                            ----------------------------------------------------------

Increase (decrease) in net assets from operations           $   851,216   $       137,730   $    621,432   $   194,102
                                                            ==========================================================

* For the period from July 28, 2003 to December 31, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                             Telecom     Worldwide       Foreign       Marsico
                                                             Utility    High Income       Value        Growth
                                                            Portfolio     Portfolio     Portfolio    Portfolio
                                                            (Class 2)    (Class 2)      (Class 3)*   (Class 3)*
                                                            ---------------------------------------------------
Investment income:
      Dividends                                             $  83,717   $     45,812   $       168   $        0
                                                            ---------------------------------------------------
          Total investment income                              83,717         45,812           168            0
                                                            ---------------------------------------------------

Expenses:
      Mortality and expense risk charge                       (18,256)        (6,345)       (1,362)      (3,058)
      Distribution expense charge                              (1,984)          (688)         (149)        (332)
                                                            ---------------------------------------------------
          Total expenses                                      (20,240)        (7,033)       (1,511)      (3,390)
                                                            ---------------------------------------------------

Net investment income (loss)                                   63,477         38,779        (1,343)      (3,390)
                                                            ---------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                               320,752      1,162,012     1,096,905      547,662
      Cost of shares sold                                    (381,896)    (1,126,623)   (1,078,381)    (529,098)
                                                            ---------------------------------------------------

Net realized gains (losses) from securities transactions      (61,144)        35,389        18,524       18,564
Realized gain distributions                                         0              0         4,575            0
                                                            ---------------------------------------------------

Net realized gains (losses)                                   (61,144)        35,389        23,099       18,564
                                                            ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                    (328,651)        (9,645)            0            0
      End of period                                          (116,647)        19,305        40,575       21,201
                                                            ---------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                             212,004         28,950        40,575       21,201
                                                            ---------------------------------------------------

Increase (decrease) in net assets from operations           $ 214,337   $    103,118   $    62,331   $   36,375
                                                            ===================================================

                                                            MFS Total     Small & Mid                 Emerging
                                                              Return      Cap Value      Comstock      Growth
                                                            Portfolio     Portfolio      Portfolio    Portfolio
                                                            (Class 3)*    (Class 3)*    (Class II)   (Class II)
                                                            ----------------------------------------------------
Investment income:
      Dividends                                             $   20,071   $         52   $   11,926   $         0
                                                            ----------------------------------------------------
          Total investment income                               20,071             52       11,926             0
                                                            ----------------------------------------------------

Expenses:
      Mortality and expense risk charge                         (2,553)        (2,297)     (27,023)      (29,362)
      Distribution expense charge                                 (276)          (250)      (2,896)       (3,165)
                                                            ----------------------------------------------------
          Total expenses                                        (2,829)        (2,547)     (29,919)      (32,527)
                                                            ----------------------------------------------------

Net investment income (loss)                                    17,242         (2,495)     (17,993)      (32,527)
                                                            ----------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                 95,302        167,528      401,998     2,241,429
      Cost of shares sold                                      (93,432)      (158,284)    (401,353)   (2,115,479)
                                                            ----------------------------------------------------

Net realized gains (losses) from securities transactions         1,870          9,244          645       125,950
Realized gain distributions                                          0          3,992            0             0
                                                            ----------------------------------------------------

Net realized gains (losses)                                      1,870         13,236          645       125,950
                                                            ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                            0              0     (130,059)     (102,165)
      End of period                                             26,855         64,394      453,530       232,478
                                                            ----------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               26,855         64,394      583,589       334,643
                                                            ----------------------------------------------------

Increase (decrease) in net assets from operations           $   45,967   $     75,135   $  566,241   $   428,066
                                                            ====================================================

* For the period from July 28, 2003 to December 31, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                            Growth and      Global                    Growth-      Growth
                                                               Income       Growth       Growth       Income     and Income
                                                             Portfolio       Fund         Fund         Fund       Portfolio
                                                             (Class II)   (Class 2)*   (Class 2)*   (Class 2)*   (Class VC)*
                                                            ----------------------------------------------------------------
Investment income:
      Dividends                                             $     6,726   $        0   $    5,451   $   65,519   $     9,156
                                                            ----------------------------------------------------------------
          Total investment income                                 6,726            0        5,451       65,519         9,156
                                                            ----------------------------------------------------------------

Expenses:
      Mortality and expense risk charge                         (18,960)      (4,769)     (13,867)     (21,536)       (3,694)
      Distribution expense charge                                (2,042)        (514)      (1,507)      (2,336)         (401)
                                                            ----------------------------------------------------------------
          Total expenses                                        (21,002)      (5,283)     (15,374)     (23,872)       (4,095)
                                                            ----------------------------------------------------------------

Net investment income (loss)                                    (14,276)      (5,283)      (9,923)      41,647         5,061
                                                            ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                               1,169,520      163,565      241,324      273,365        72,658
      Cost of shares sold                                    (1,135,240)    (155,129)    (231,149)    (267,315)      (70,724)
                                                            ----------------------------------------------------------------

Net realized gains (losses) from securities transactions         34,280        8,436       10,175        6,050         1,934
Realized gain distributions                                           0            0            0            0             0
                                                            ----------------------------------------------------------------

Net realized gains (losses)                                      34,280        8,436       10,175        6,050         1,934
                                                            ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                       (38,652)           0            0            0             0
      End of period                                             325,784      159,638      337,371      556,121       115,532
                                                            ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               364,436      159,638      337,371      556,121       115,532
                                                            ----------------------------------------------------------------

Increase (decrease) in net assets from operations           $   384,440   $  162,791   $  337,623   $  603,818   $   122,527
                                                            ================================================================

* For the period from July 28, 2003 to December 31, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003


                                                                                                     Government
                                                                       Asset          Capital           and
                                                                     Allocation     Appreciation    Quality Bond       Growth
                                                                      Portfolio      Portfolio       Portfolio       Portfolio
                                                                      (Class 1)      (Class 1)       (Class 1)       (Class 1)
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $    725,347    $   (794,710)   $  1,283,831    $   (265,111)
  Net realized gains (losses) from
      securities transactions                                           (659,120)         30,753       1,277,366      (2,988,427)
  Change in net unrealized appreciation
      (depreciation) of investments                                    6,431,230      14,513,557      (2,049,874)     10,001,919
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                6,497,457      13,749,600         511,323       6,748,381
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           784,590         911,518       1,225,692         825,738
  Cost of units redeemed                                              (3,624,696)     (5,450,175)    (11,049,040)     (3,126,380)
  Annuity benefit payments                                               (62,133)        (18,077)        (30,794)        (68,934)
  Net transfers                                                        2,893,187         608,449      (7,370,293)       (283,013)
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions         (9,052)     (3,948,285)    (17,224,435)     (2,652,589)
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                      6,488,405       9,801,315     (16,713,112)      4,095,792
Net assets at beginning of period                                     30,842,060      48,956,063      62,758,317      26,457,545
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $ 37,330,465    $ 58,757,378    $ 46,045,205    $ 30,553,337
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                              37,363          24,459          68,982          30,415
  Units redeemed                                                        (183,792)       (182,363)       (663,212)       (134,271)
  Units transferred                                                      145,328           8,217        (425,888)        (20,205)
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  (1,101)       (149,687)     (1,020,118)       (124,061)
Beginning units                                                        1,804,886       1,854,892       3,727,652       1,255,588
                                                                    ------------------------------------------------------------
Ending units                                                           1,803,785       1,705,205       2,707,534       1,131,527
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                 826           2,739           4,174             556
  Units redeemed                                                          (2,125)         (1,359)         (4,759)           (442)
  Units transferred                                                         (130)           (714)        (18,823)            256
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  (1,429)            666         (19,408)            370
Beginning units                                                           14,688          43,419          75,513          12,858
                                                                    ------------------------------------------------------------
Ending units                                                              13,259          44,085          56,105          13,228
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================

                                                                                                                     Government
                                                                      Natural          Asset          Capital           and
                                                                     Resources       Allocation     Appreciation    Quality Bond
                                                                     Portfolio        Portfolio      Portfolio       Portfolio
                                                                     (Class 1)        (Class 2)       (Class 2)      (Class 2)
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $    (41,064)   $    198,091    $   (130,536)   $    593,172
  Net realized gains (losses) from
      securities transactions                                            232,992          56,684         197,309         316,573
  Change in net unrealized appreciation
      (depreciation) of investments                                    2,147,854       1,407,325       2,145,365        (745,537)
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                2,339,782       1,662,100       2,212,138         164,208
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                            63,924         582,698         557,757       2,210,600
  Cost of units redeemed                                                (684,031)       (973,209)       (863,123)     (4,208,329)
  Annuity benefit payments                                                (1,720)              0               0               0
  Net transfers                                                          982,482       2,525,609       1,535,195      (1,093,765)
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions        360,655       2,135,098       1,229,829      (3,091,494)
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                      2,700,437       3,797,198       3,441,967      (2,927,286)
Net assets at beginning of period                                      5,341,920       6,639,959       6,777,738      24,097,698
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $  8,042,357    $ 10,437,157    $ 10,219,705    $ 21,170,412
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                               3,717               0               0               0
  Units redeemed                                                         (40,551)              0               0               0
  Units transferred                                                       52,212               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  15,378               0               0               0
Beginning units                                                          345,600               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                             360,978               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                                   0          31,903          19,367         128,607
  Units redeemed                                                               0         (51,464)        (24,960)       (243,272)
  Units transferred                                                            0         137,686          43,755         (57,082)
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0         118,125          38,162        (171,747)
Beginning units                                                                0         365,202         230,201       1,363,986
                                                                    ------------------------------------------------------------
Ending units                                                                   0         483,327         268,363       1,192,239
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                       (3,136)              0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  (3,136)              0               0               0
Beginning units                                                            3,543               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                 407               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0             207             938           5,195
  Units redeemed                                                               0          (1,112)         (4,240)        (10,895)
  Units transferred                                                            0              81           7,080         (10,606)
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0            (824)          3,778         (16,306)
Beginning units                                                                0          27,300          32,723          99,375
                                                                    ------------------------------------------------------------
Ending units                                                                   0          26,476          36,501          83,069
                                                                    ============================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                       Natural       Aggressive      Alliance
                                                                       Growth         Resources        Growth         Growth
                                                                     Portfolio        Portfolio       Portfolio      Portfolio
                                                                     (Class 2)        (Class 2)       (Class 1)      (Class 1)
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $    (47,194)   $     (9,072)   $   (177,306)   $   (719,792)
  Net realized gains (losses) from
      securities transactions                                            (54,363)         29,496         234,818     (10,063,013)
  Change in net unrealized appreciation
      (depreciation) of investments                                    1,160,430         429,982       2,637,616      22,771,012
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                1,058,873         450,406       2,695,128      11,988,207
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           518,735          87,116          67,750         973,348
  Cost of units redeemed                                                (459,984)       (149,202)       (682,362)     (6,464,970)
  Annuity benefit payments                                                     0               0          (6,620)       (113,412)
  Net transfers                                                          345,169         282,444        (532,976)     (4,198,561)
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions        403,920         220,358      (1,154,208)     (9,803,595)
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                      1,462,793         670,764       1,540,920       2,184,612
Net assets at beginning of period                                      3,340,406         825,446      11,313,236      55,602,247
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $  4,803,199    $  1,496,210    $ 12,854,156    $ 57,786,859
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                                   0               0           5,313          35,503
  Units redeemed                                                               0               0         (53,717)       (260,069)
  Units transferred                                                            0               0         (66,991)       (183,186)
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0        (115,395)       (407,752)
Beginning units                                                                0               0       1,113,813       2,495,614
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0         998,418       2,087,862
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                              21,503           4,081               0               0
  Units redeemed                                                         (14,380)         (7,837)              0               0
  Units transferred                                                       15,150          16,714               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  22,273          12,958               0               0
Beginning units                                                          134,870          46,153               0               0
                                                                    ------------------------------------------------------------
Ending units                                                             157,143          59,111               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                   0               0               0             101
  Units redeemed                                                               0               0            (139)         (3,086)
  Units transferred                                                            0               0           1,598           4,566
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0           1,459           1,581
Beginning units                                                                0               0           3,336          23,197
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0           4,795          24,778
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                 912           1,379               0               0
  Units redeemed                                                          (4,433)         (1,401)              0               0
  Units transferred                                                        1,391             459               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  (2,130)            437               0               0
Beginning units                                                           25,443           7,855               0               0
                                                                    ------------------------------------------------------------
Ending units                                                              23,313           8,292               0               0
                                                                    ============================================================

                                                                                                                       Davis
                                                                      Blue Chip        Cash          Corporate        Venture
                                                                       Growth        Management        Bond            Value
                                                                      Portfolio      Portfolio       Portfolio       Portfolio
                                                                      (Class 1)      (Class 1)       (Class 1)       (Class 1)
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $    (22,960)   $    (34,221)   $    809,160    $   (566,719)
  Net realized gains (losses) from
      securities transactions                                            110,008          11,671         156,635      (3,531,001)
  Change in net unrealized appreciation
      (depreciation) of investments                                      292,114        (355,502)        877,120      27,929,662
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                  379,162        (378,052)      1,842,915      23,831,942
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           408,777       6,371,397         452,376       1,343,864
  Cost of units redeemed                                                 (79,158)    (40,582,194)     (3,258,275)     (8,745,561)
  Annuity benefit payments                                                     0          (3,800)        (13,344)        (51,190)
  Net transfers                                                          512,383     (35,088,658)        (52,365)     (1,799,395)
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions        842,002     (69,303,255)     (2,871,608)     (9,252,282)
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                      1,221,164     (69,681,307)     (1,028,693)     14,579,660
Net assets at beginning of period                                      1,137,508      93,136,320      19,100,166      83,994,952
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $  2,358,672    $ 23,455,013    $ 18,071,473    $ 98,574,612
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                              67,354         487,867          25,375          46,330
  Units redeemed                                                         (15,921)     (3,096,579)       (200,211)       (360,898)
  Units transferred                                                      107,462      (2,697,962)         (5,119)        (88,966)
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                 158,895      (5,306,674)       (179,955)       (403,534)
Beginning units                                                          219,074       7,100,813       1,250,457       3,853,665
                                                                    ------------------------------------------------------------
Ending units                                                             377,969       1,794,139       1,070,502       3,450,131
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                               2,398           1,229           2,408           1,302
  Units redeemed                                                            (520)         (8,358)         (3,077)         (2,574)
  Units transferred                                                        3,259         (14,162)         (2,500)         (4,497)
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                   5,137         (21,291)         (3,169)         (5,769)
Beginning units                                                           24,894          41,598          41,384          49,296
                                                                    ------------------------------------------------------------
Ending units                                                              30,031          20,307          38,215          43,527
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (continued)

                                                                      "Dogs" of       Federated         Global          Global
                                                                     Wall Street   American Leaders      Bond          Equities
                                                                      Portfolio       Portfolio        Portfolio       Portfolio
                                                                      (Class 1)        (Class 1)       (Class 1)       (Class 1)
                                                                    --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $     83,179     $     13,386     $    (84,705)   $   (150,996)
  Net realized gains (losses) from
      securities transactions                                           (127,687)        (811,977)          43,530       1,091,737
  Change in net unrealized appreciation
      (depreciation) of investments                                    1,259,295        5,152,867          154,498       1,657,945
                                                                    --------------------------------------------------------------
      Increase (decrease) in net assets from operations                1,214,787        4,354,276          113,323       2,598,686
                                                                    --------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           133,253          240,808          105,782          79,714
  Cost of units redeemed                                                (733,715)      (2,028,900)        (961,403)     (1,154,661)
  Annuity benefit payments                                                (4,431)          (9,489)          (1,797)         (9,040)
  Net transfers                                                         (424,995)        (558,198)        (193,525)       (798,042)
                                                                    --------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions     (1,029,888)      (2,355,779)      (1,050,943)     (1,882,029)
                                                                    --------------------------------------------------------------

Increase (decrease) in net assets                                        184,899        1,998,497         (937,620)        716,657
Net assets at beginning of period                                      7,671,093       18,761,073        5,982,481      11,805,427
                                                                    --------------------------------------------------------------
Net assets at end of period                                         $  7,855,992     $ 20,759,570     $  5,044,861    $ 12,522,084
                                                                    ==============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                              13,465           15,993            6,249           5,122
  Units redeemed                                                         (74,359)        (144,261)         (56,973)        (74,183)
  Units transferred                                                      (56,745)         (44,339)         (13,382)        (68,855)
                                                                    --------------------------------------------------------------
Increase (decrease) in units outstanding                                (117,639)        (172,607)         (64,106)       (137,916)
Beginning units                                                          853,991        1,436,161          365,051         929,945
                                                                    --------------------------------------------------------------
Ending units                                                             736,352        1,263,554          300,945         792,029
                                                                    ==============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                                   0                0                0               0
  Units redeemed                                                               0                0                0               0
  Units transferred                                                            0                0                0               0
                                                                    --------------------------------------------------------------
Increase (decrease) in units outstanding                                       0                0                0               0
Beginning units                                                                0                0                0               0
                                                                    --------------------------------------------------------------
Ending units                                                                   0                0                0               0
                                                                    ==============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                   0                0                0               0
  Units redeemed                                                            (174)            (633)            (794)            (47)
  Units transferred                                                        2,972              225            1,572          (1,656)
                                                                    --------------------------------------------------------------
Increase (decrease) in units outstanding                                   2,798             (408)             778          (1,703)
Beginning units                                                            5,948           13,372              598           7,913
                                                                    --------------------------------------------------------------
Ending units                                                               8,746           12,964            1,376           6,210
                                                                    ==============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0                0                0               0
  Units redeemed                                                               0                0                0               0
  Units transferred                                                            0                0                0               0
                                                                    --------------------------------------------------------------
Increase (decrease) in units outstanding                                       0                0                0               0
Beginning units                                                                0                0                0               0
                                                                    --------------------------------------------------------------
Ending units                                                                   0                0                0               0
                                                                    ==============================================================

                                                                     Goldman
                                                                      Sachs           Growth-          Growth        High-Yield
                                                                     Research         Income        Opportunities       Bond
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $    (16,455)   $   (349,666)   $    (12,177)   $  1,140,047
  Net realized gains (losses) from
      securities transactions                                           (105,945)     (5,319,929)         (9,104)        337,046
  Change in net unrealized appreciation
      (depreciation) of investments                                      324,904      19,468,882         217,288       2,998,488
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                  202,504      13,799,287         196,007       4,475,581
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                            25,265       1,342,531          17,935         363,958
  Cost of units redeemed                                                (130,589)     (7,118,939)       (130,970)     (2,315,555)
  Annuity benefit payments                                                     0        (130,872)              0          (3,483)
  Net transfers                                                         (234,751)     (4,912,254)        512,353       6,381,257
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions       (340,075)    (10,819,534)        399,318       4,426,177
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                       (137,571)      2,979,753         595,325       8,901,758
Net assets at beginning of period                                      1,234,352      63,804,005         520,328      12,751,578
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $  1,096,781    $ 66,783,758    $  1,115,653    $ 21,653,336
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                               4,542          53,197           3,989          27,256
  Units redeemed                                                         (23,127)       (312,805)        (29,359)       (167,719)
  Units transferred                                                      (40,941)       (208,134)        118,547         483,903
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                 (59,526)       (467,742)         93,177         343,440
Beginning units                                                          213,444       3,040,385         147,919       1,079,944
                                                                    ------------------------------------------------------------
Ending units                                                             153,918       2,572,643         241,096       1,423,384
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                   0               9               0             266
  Units redeemed                                                            (126)           (506)           (133)         (4,694)
  Units transferred                                                       (8,430)         (3,472)           (421)          2,050
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  (8,556)         (3,969)           (554)         (2,378)
Beginning units                                                           29,747          19,928           3,319          18,915
                                                                    ------------------------------------------------------------
Ending units                                                              21,191          15,959           2,765          16,537
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (continued)

                                                                    International   International                        MFS
                                                                     Diversified     Growth and        Marsico       Massachusetts
                                                                      Equities          Income         Growth       Investors Trust
                                                                     Portfolio        Portfolio      Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)      (Class 1)*       (Class 1)
                                                                    ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $    487,459    $    (21,861)   $    (10,527)    $    (37,957)
  Net realized gains (losses) from
      securities transactions                                          2,399,783       1,132,545          25,528         (574,683)
  Change in net unrealized appreciation
      (depreciation) of investments                                    2,415,315         701,379         109,159        1,706,276
                                                                    -------------------------------------------------------------
      Increase (decrease) in net assets from operations                5,302,557       1,812,063         124,160        1,093,636
                                                                    -------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           170,251         107,362          16,637          218,871
  Cost of units redeemed                                              (3,680,292)     (1,260,321)        (44,144)        (386,138)
  Annuity benefit payments                                                (5,502)              0               0                0
  Net transfers                                                          745,345       1,309,547       1,551,744          555,392
                                                                    -------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions     (2,770,198)        156,588       1,524,237          388,125
                                                                    -------------------------------------------------------------

Increase (decrease) in net assets                                      2,532,359       1,968,651       1,648,397        1,481,761
Net assets at beginning of period                                     18,579,816       3,126,169               0        4,992,265
                                                                    -------------------------------------------------------------
Net assets at end of period                                         $ 21,112,175    $  5,094,820    $  1,648,397     $  6,474,026
                                                                    =============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                              17,941           9,603           1,805           13,275
  Units redeemed                                                        (392,226)       (111,715)         (4,827)         (23,208)
  Units transferred                                                       38,988         182,982         175,578           48,421
                                                                    -------------------------------------------------------------
Increase (decrease) in units outstanding                                (335,297)         80,870         172,556           38,488
Beginning units                                                        2,588,862         361,014               0          308,531
                                                                    -------------------------------------------------------------
Ending units                                                           2,253,565         441,884         172,556          347,019
                                                                    =============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                                   0               0               0                0
  Units redeemed                                                               0               0               0                0
  Units transferred                                                            0               0               0                0
                                                                    -------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0                0
Beginning units                                                                0               0               0                0
                                                                    -------------------------------------------------------------
Ending units                                                                   0               0               0                0
                                                                    =============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                 414               0               0               54
  Units redeemed                                                            (800)            (61)              0             (202)
  Units transferred                                                       12,982          (2,886)              0          (13,338)
                                                                    -------------------------------------------------------------
Increase (decrease) in units outstanding                                  12,596          (2,947)              0          (13,486)
Beginning units                                                              818          12,733               0           25,647
                                                                    -------------------------------------------------------------
Ending units                                                              13,414           9,786               0           12,161
                                                                    =============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0               0               0                0
  Units redeemed                                                               0               0               0                0
  Units transferred                                                            0               0               0                0
                                                                    -------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0                0
Beginning units                                                                0               0               0                0
                                                                    -------------------------------------------------------------
Ending units                                                                   0               0               0                0
                                                                    =============================================================

                                                                        MFS
                                                                      Mid-Cap           MFS            Putnam          SunAmerica
                                                                      Growth        Total Return   Growth: Voyager     Balanced
                                                                     Portfolio       Portfolio        Portfolio        Portfolio
                                                                     (Class 1)       (Class 1)*       (Class 1)        (Class 1)
                                                                    --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $   (162,715)   $     63,003     $    (22,144)    $    192,911
  Net realized gains (losses) from
      securities transactions                                            236,738           1,544          (19,688)      (2,100,956)
  Change in net unrealized appreciation
      (depreciation) of investments                                    2,918,478          65,371          410,001        5,309,942
                                                                    --------------------------------------------------------------
      Increase (decrease) in net assets from operations                2,992,501         129,918          368,169        3,401,897
                                                                    --------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           129,425         539,659          104,483          501,361
  Cost of units redeemed                                                (583,226)        (19,454)        (135,883)      (3,706,672)
  Annuity benefit payments                                                     0               0                0          (33,060)
  Net transfers                                                        7,928,581       1,998,754          355,872       (1,498,883)
                                                                    --------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions      7,474,780       2,518,959          324,472       (4,737,254)
                                                                    --------------------------------------------------------------

Increase (decrease) in net assets                                     10,467,281       2,648,877          692,641       (1,335,357)
Net assets at beginning of period                                      3,090,861               0        1,429,198       29,089,627
                                                                    --------------------------------------------------------------
Net assets at end of period                                         $ 13,558,142    $  2,648,877     $  2,121,839     $ 27,754,270
                                                                    ==============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                              15,945          23,113            4,372           34,839
  Units redeemed                                                         (63,561)           (883)          (7,901)        (276,799)
  Units transferred                                                    1,040,330          91,698           24,519         (122,398)
                                                                    --------------------------------------------------------------
Increase (decrease) in units outstanding                                 992,714         113,928           20,990         (364,358)
Beginning units                                                          412,156               0           99,343        2,302,709
                                                                    --------------------------------------------------------------
Ending units                                                           1,404,870         113,928          120,333        1,938,351
                                                                    ==============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                                   0               0                0                0
  Units redeemed                                                               0               0                0                0
  Units transferred                                                            0               0                0                0
                                                                    --------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0                0                0
Beginning units                                                                0               0                0                0
                                                                    --------------------------------------------------------------
Ending units                                                                   0               0                0                0
                                                                    ==============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                  27           1,271            1,783              414
  Units redeemed                                                          (3,650)             (8)            (400)            (485)
  Units transferred                                                        4,786             532              (93)          (2,918)
                                                                    --------------------------------------------------------------
Increase (decrease) in units outstanding                                   1,163           1,795            1,290           (2,989)
Beginning units                                                           30,661               0            4,001           15,203
                                                                    --------------------------------------------------------------
Ending units                                                              31,824           1,795            5,291           12,214
                                                                    ==============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0               0                0                0
  Units redeemed                                                               0               0                0                0
  Units transferred                                                            0               0                0                0
                                                                    --------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0                0                0
Beginning units                                                                0               0                0                0
                                                                    --------------------------------------------------------------
Ending units                                                                   0               0                0                0
                                                                    ==============================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

*For the period from July 28, 2003 to December 31, 2003

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (continued)

                                                                                      Telecom        Worldwide       Aggressive
                                                                     Technology       Utility       High Income       Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 2)
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $   (111,857)   $    206,061    $    301,379    $    (11,300)
  Net realized gains (losses) from
      securities transactions                                            199,825      (1,051,685)       (330,996)          1,918
  Change in net unrealized appreciation
      (depreciation) of investments                                    2,484,499       1,537,015       1,035,222         174,941
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                2,572,467         691,391       1,005,605         165,559
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                            93,093          38,570         148,814          53,558
  Cost of units redeemed                                                (132,875)       (574,367)       (629,580)        (60,261)
  Annuity benefit payments                                                     0          (3,684)         (2,518)              0
  Net transfers                                                        5,861,596        (368,110)        750,308         227,760
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions      5,821,814        (907,591)        267,024         221,057
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                      8,394,281        (216,200)      1,272,629         386,616
Net assets at beginning of period                                        838,001       5,018,178       3,624,287         543,640
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $  9,232,282    $  4,801,978    $  4,896,916    $    930,256
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                              45,613           3,854           8,459               0
  Units redeemed                                                         (53,143)        (62,164)        (38,906)              0
  Units transferred                                                    3,126,474         (47,402)         53,646               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                               3,118,944        (105,712)         23,199               0
Beginning units                                                          477,205         580,807         257,489               0
                                                                    ------------------------------------------------------------
Ending units                                                           3,596,149         475,095         280,688               0
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                                   0               0               0           4,873
  Units redeemed                                                               0               0               0          (2,279)
  Units transferred                                                            0               0               0          16,266
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0          18,860
Beginning units                                                                0               0               0          41,145
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0          60,005
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                   0               0             620               0
  Units redeemed                                                            (488)              0            (773)              0
  Units transferred                                                        5,342               3              15               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                   4,854               3            (138)              0
Beginning units                                                            9,496             238             840               0
                                                                    ------------------------------------------------------------
Ending units                                                              14,350             241             702               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0          (2,949)
  Units transferred                                                            0               0               0           3,185
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0             236
Beginning units                                                                0               0               0          12,792
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0          13,028
                                                                    ============================================================

                                                                     Alliance        Blue Chip          Cash         Corporate
                                                                      Growth          Growth         Management        Bond
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                                      $    (95,560)   $    (21,088)   $    (66,686)   $    304,987
  Net realized gains (losses) from
      securities transactions                                           (321,656)        (12,249)        (62,470)         62,460
  Change in net unrealized appreciation
      (depreciation) of investments                                    1,808,865         333,160         (66,616)        299,742
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                1,391,649         299,823        (195,772)        667,189
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           492,490         413,036      14,630,452         571,131
  Cost of units redeemed                                                (629,347)       (259,503)    (35,898,987)       (754,327)
  Annuity benefit payments                                                     0               0               0               0
  Net transfers                                                          (43,697)         54,444      (5,139,574)      1,068,919
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions       (180,554)        207,977     (26,408,109)        885,723
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                      1,211,095         507,800     (26,603,881)      1,552,912
Net assets at beginning of period                                      5,885,748       1,149,331      36,683,427       6,151,038
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $  7,096,843    $  1,657,131    $ 10,079,546    $  7,703,950
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                              19,726          73,759       1,126,163          35,432
  Units redeemed                                                         (18,882)        (40,053)     (2,721,783)        (44,706)
  Units transferred                                                          349          (1,027)       (357,442)         68,368
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                   1,193          32,679      (1,953,062)         59,094
Beginning units                                                          227,946         203,638       2,691,023         372,600
                                                                    ------------------------------------------------------------
Ending units                                                             229,139         236,317         737,961         431,694
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                 730           7,111             332           1,641
  Units redeemed                                                          (6,171)         (9,966)        (47,455)         (4,065)
  Units transferred                                                       (2,538)         10,614         (36,121)            787
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  (7,979)          7,759         (83,244)         (1,637)
Beginning units                                                           40,550          43,031         127,783          44,153
                                                                    ------------------------------------------------------------
Ending units                                                              32,571          50,790          44,539          42,516
                                                                    ============================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                       Davis         "Dogs" of       Federated         Global
                                                                   Venture Value    Wall Street   American Leaders      Bond
                                                                     Portfolio       Portfolio        Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                                                   -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                      $   (115,484)   $     23,164    $     (3,242)   $    (23,500)
  Net realized gains (losses) from
      securities transactions                                            (82,317)        (15,531)        (49,207)         20,505
  Change in net unrealized appreciation
      (depreciation) of investments                                    4,360,779         333,541         744,258          32,764
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                4,162,978         341,174         691,809          29,769
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                         1,455,924         659,178         461,316         187,980
  Cost of units redeemed                                              (1,314,572)       (355,991)       (494,615)       (283,438)
  Annuity benefit payments                                                     0               0               0               0
  Net transfers                                                          945,834         363,539          17,765         278,949
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions      1,087,186         666,726         (15,534)        183,491
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                      5,250,164       1,007,900         676,275         213,260
Net assets at beginning of period                                     12,762,108       1,350,248       2,752,682       1,406,743
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $ 18,012,272    $  2,358,148    $  3,428,957    $  1,620,003
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                              57,389          72,430          32,407          10,445
  Units redeemed                                                         (46,934)        (38,868)        (29,233)        (16,349)
  Units transferred                                                       28,103          38,480          (1,636)         18,137
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  38,558          72,042           1,538          12,233
Beginning units                                                          538,252         132,185         157,053          78,599
                                                                    ------------------------------------------------------------
Ending units                                                             576,810         204,227         158,591          90,832
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                               4,764             425             742             911
  Units redeemed                                                          (7,061)         (1,166)         (5,949)           (636)
  Units transferred                                                       10,375           1,362           2,266          (1,208)
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                   8,078             621          (2,941)           (933)
Beginning units                                                           56,681          19,343          56,089           7,589
                                                                    ------------------------------------------------------------
Ending units                                                              64,759          19,964          53,148           6,656
                                                                    ============================================================

                                                                       Global       Goldman Sachs     Growth-         Growth
                                                                      Equities        Research        Income       Opportunities
                                                                     Portfolio        Portfolio      Portfolio       Portfolio
                                                                     (Class 2)        (Class 2)      (Class 2)       (Class 2)
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                      $    (16,301)   $    (10,236)   $    (46,501)   $    (10,543)
  Net realized gains (losses) from
      securities transactions                                            116,983          (8,572)       (143,368)          2,283
  Change in net unrealized appreciation
      (depreciation) of investments                                      169,705         159,140       1,666,236         194,762
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from operations                  270,387         140,332       1,476,367         186,502
                                                                    ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           288,697          31,858         361,377          67,573
  Cost of units redeemed                                                (107,285)        (58,259)       (734,145)       (133,433)
  Annuity benefit payments                                                     0               0               0               0
  Net transfers                                                          340,663          27,763        (180,348)        294,444
                                                                    ------------------------------------------------------------
      Increase (decrease) in net assets from capital transactions        522,075           1,362        (553,116)        228,584
                                                                    ------------------------------------------------------------

Increase (decrease) in net assets                                        792,462         141,694         923,251         415,086
Net assets at beginning of period                                        709,962         584,113       6,378,583         430,290
                                                                    ------------------------------------------------------------
Net assets at end of period                                         $  1,502,424    $    725,807    $  7,301,834    $    845,376
                                                                    ============================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                              20,882           5,938          15,356          16,805
  Units redeemed                                                          (6,799)         (1,514)        (24,590)         (8,390)
  Units transferred                                                       27,743           4,832          (5,209)         47,237
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  41,826           9,256         (14,443)         55,652
Beginning units                                                           52,732          93,584         262,112          77,004
                                                                    ------------------------------------------------------------
Ending units                                                              94,558         102,840         247,669         132,656
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                   0               0               0               0
  Units redeemed                                                               0               0               0               0
  Units transferred                                                            0               0               0               0
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                       0               0               0               0
Beginning units                                                                0               0               0               0
                                                                    ------------------------------------------------------------
Ending units                                                                   0               0               0               0
                                                                    ============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                   0               0             773               0
  Units redeemed                                                            (892)         (8,609)         (7,197)        (22,603)
  Units transferred                                                       (1,368)            398          (1,628)         27,094
                                                                    ------------------------------------------------------------
Increase (decrease) in units outstanding                                  (2,260)         (8,211)         (8,052)          4,491
Beginning units                                                            3,803          21,629          44,936          48,225
                                                                    ------------------------------------------------------------
Ending units                                                               1,543          13,418          36,884          52,716
                                                                    ============================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                  International  International       MFS
                                                                     High-Yield    Diversified      Growth       Massachusetts
                                                                       Bond         Equities      and Income    Investors Trust
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                                    -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                      $   293,395    $    51,050    $   (16,849)   $   (25,503)
  Net realized gains (losses) from
      securities transactions                                           897,161        757,205        962,370             (2)
  Change in net unrealized appreciation
      (depreciation) of investments                                     335,040        246,461        463,357        699,676
                                                                    --------------------------------------------------------
      Increase (decrease) in net assets from operations               1,525,596      1,054,716      1,408,878        674,171
                                                                    --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                          554,229        186,515        682,919        548,844
  Cost of units redeemed                                               (964,964)    (3,119,141)    (1,968,100)      (297,858)
  Annuity benefit payments                                                    0              0              0              0
  Net transfers                                                       1,763,553      3,340,245        462,918        626,835
                                                                    --------------------------------------------------------
      Increase (decrease) in net assets from capital transactions     1,352,818        407,619       (822,263)       877,821
                                                                    --------------------------------------------------------

Increase (decrease) in net assets                                     2,878,414      1,462,335        586,615      1,551,992
Net assets at beginning of period                                     2,821,119      1,825,841      2,446,430      2,455,307
                                                                    --------------------------------------------------------
Net assets at end of period                                         $ 5,699,533    $ 3,288,176    $ 3,033,045    $ 4,007,299
                                                                    ========================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                                  0              0              0              0
  Units redeemed                                                              0              0              0              0
  Units transferred                                                           0              0              0              0
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                      0              0              0              0
Beginning units                                                               0              0              0              0
                                                                    --------------------------------------------------------
Ending units                                                                  0              0              0              0
                                                                    ========================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                             37,818         20,092         79,805         33,906
  Units redeemed                                                        (68,952)      (420,250)      (241,037)       (13,676)
  Units transferred                                                     151,952        499,379        137,949         35,860
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                120,818         99,221        (23,283)        56,090
Beginning units                                                         227,933        237,948        271,904        146,656
                                                                    --------------------------------------------------------
Ending units                                                            348,751        337,169        248,621        202,746
                                                                    ========================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                  0              0              0              0
  Units redeemed                                                              0              0              0              0
  Units transferred                                                           0              0              0              0
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                      0              0              0              0
Beginning units                                                               0              0              0              0
                                                                    --------------------------------------------------------
Ending units                                                                  0              0              0              0
                                                                    ========================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                              4,080              0          1,910            804
  Units redeemed                                                           (886)        (1,271)          (795)        (4,294)
  Units transferred                                                      12,793          1,123         (1,038)         5,808
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                 15,987           (148)            77          2,318
Beginning units                                                          15,668         17,177         20,857         17,824
                                                                    --------------------------------------------------------
Ending units                                                             31,655         17,029         20,934         20,142
                                                                    ========================================================


                                                                    MFS Mid-Cap      Putnam        SunAmerica
                                                                      Growth     Growth: Voyager    Balanced      Technology
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                                    --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                      $   (45,555)   $   (10,189)   $    32,564    $    (8,105)
  Net realized gains (losses) from
      securities transactions                                          (107,465)       (14,771)       (86,963)        (4,665)
  Change in net unrealized appreciation
      (depreciation) of investments                                   1,004,236        162,690        675,831        206,872
                                                                    --------------------------------------------------------
      Increase (decrease) in net assets from operations                 851,216        137,730        621,432        194,102
                                                                    --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                          322,296         41,876        450,629         98,762
  Cost of units redeemed                                               (427,635)      (149,827)      (536,658)       (71,036)
  Annuity benefit payments                                                    0              0              0              0
  Net transfers                                                         431,491        (87,678)       192,710         77,138
                                                                    --------------------------------------------------------
      Increase (decrease) in net assets from capital transactions       326,152       (195,629)       106,681        104,864
                                                                    --------------------------------------------------------

Increase (decrease) in net assets                                     1,177,368        (57,899)       728,113        298,966
Net assets at beginning of period                                     2,263,955        679,855      4,746,806        352,138
                                                                    --------------------------------------------------------
Net assets at end of period                                         $ 3,441,323    $   621,956    $ 5,474,919    $   651,104
                                                                    ========================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                                  0              0              0              0
  Units redeemed                                                              0              0              0              0
  Units transferred                                                           0              0              0              0
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                      0              0              0              0
Beginning units                                                               0              0              0              0
                                                                    --------------------------------------------------------
Ending units                                                                  0              0              0              0
                                                                    ========================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                             38,255          1,681         33,878         40,481
  Units redeemed                                                        (41,279)        (5,981)       (33,546)        (9,343)
  Units transferred                                                      37,124         (6,143)         4,127         19,804
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                 34,100        (10,443)         4,459         50,942
Beginning units                                                         286,530         39,243        357,033        138,692
                                                                    --------------------------------------------------------
Ending units                                                            320,630         28,800        361,492        189,634
                                                                    ========================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                  0              0              0              0
  Units redeemed                                                              0              0              0              0
  Units transferred                                                           0              0              0              0
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                      0              0              0              0
Beginning units                                                               0              0              0              0
                                                                    --------------------------------------------------------
Ending units                                                                  0              0              0              0
                                                                    ========================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                              3,270            829            165          6,743
  Units redeemed                                                         (8,677)        (3,145)        (6,530)       (21,505)
  Units transferred                                                      12,473            455          9,102         14,580
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                  7,066         (1,861)         2,737           (182)
Beginning units                                                          38,608         10,078         22,241         66,335
                                                                    --------------------------------------------------------
Ending units                                                             45,674          8,217         24,978         66,153
                                                                    ========================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                      Telecom       Worldwide       Foreign        Marsico
                                                                      Utility      High Income       Value         Growth
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                     (Class 2)      (Class 2)      (Class 3)*     (Class 3)*
                                                                    --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                      $    63,477    $    38,779    $    (1,343)   $    (3,390)
  Net realized gains (losses) from
      securities transactions                                           (61,144)        35,389         23,099         18,564
  Change in net unrealized appreciation
      (depreciation) of investments                                     212,004         28,950         40,575         21,201
                                                                    --------------------------------------------------------
      Increase (decrease) in net assets from operations                 214,337        103,118         62,331         36,375
                                                                    --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                          181,538        136,615         18,381         16,916
  Cost of units redeemed                                                (82,920)      (171,003)       (30,101)       (86,336)
  Annuity benefit payments                                                    0              0              0              0
  Net transfers                                                          (5,969)       329,243        561,996        349,897
                                                                    --------------------------------------------------------
      Increase (decrease) in net assets from capital transactions        92,649        294,855        550,276        280,477
                                                                    --------------------------------------------------------

Increase (decrease) in net assets                                       306,986        397,973        612,607        316,852
Net assets at beginning of period                                     1,189,346        215,603              0              0
                                                                    --------------------------------------------------------
Net assets at end of period                                         $ 1,496,332    $   613,576    $   612,607    $   316,852
                                                                    ========================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                                  0              0            605              0
  Units redeemed                                                              0              0         (2,643)             0
  Units transferred                                                           0              0         23,018              0
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                      0              0         20,980              0
Beginning units                                                               0              0              0              0
                                                                    --------------------------------------------------------
Ending units                                                                  0              0         20,980              0
                                                                    ========================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                             19,930          7,983            995              0
  Units redeemed                                                         (6,996)       (10,334)           (19)        (9,344)
  Units transferred                                                      (1,409)        21,234         27,198         37,856
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                 11,525         18,883         28,174         28,512
Beginning units                                                         131,718         13,981              0              0
                                                                    --------------------------------------------------------
Ending units                                                            143,243         32,864         28,174         28,512
                                                                    ========================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                  0              0              0              0
  Units redeemed                                                              0              0              0              0
  Units transferred                                                           0              0              0              0
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                      0              0              0              0
Beginning units                                                               0              0              0              0
                                                                    --------------------------------------------------------
Ending units                                                                  0              0              0              0
                                                                    ========================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                                  0            410              0          1,861
  Units redeemed                                                         (2,425)          (433)             0            (21)
  Units transferred                                                       1,544          1,132              5          2,990
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                   (881)         1,109              5          4,830
Beginning units                                                           6,158          1,426              0              0
                                                                    --------------------------------------------------------
Ending units                                                              5,277          2,535              5          4,830
                                                                    ========================================================

                                                                     MFS Total     Small & Mid                    Emerging
                                                                      Return        Cap Value      Comstock        Growth
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                     (Class 3)*     (Class 3)*    (Class II)     (Class II)
                                                                    --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                      $    17,242    $    (2,495)   $   (17,993)   $   (32,527)
  Net realized gains (losses) from
      securities transactions                                             1,870         13,236            645        125,950
  Change in net unrealized appreciation
      (depreciation) of investments                                      26,855         64,394        583,589        334,643
                                                                    --------------------------------------------------------
      Increase (decrease) in net assets from operations                  45,967         75,135        566,241        428,066
                                                                    --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                          108,811         36,576        948,697        178,204
  Cost of units redeemed                                                (50,942)       (38,964)      (121,183)      (183,274)
  Annuity benefit payments                                                    0              0              0              0
  Net transfers                                                         761,607        692,695      1,113,307        671,295
                                                                    --------------------------------------------------------
      Increase (decrease) in net assets from capital transactions       819,476        690,307      1,940,821        666,225
                                                                    --------------------------------------------------------

Increase (decrease) in net assets                                       865,443        765,442      2,507,062      1,094,291
Net assets at beginning of period                                             0              0      1,365,127      1,013,494
                                                                    --------------------------------------------------------
Net assets at end of period                                         $   865,443    $   765,442    $ 3,872,189    $ 2,107,785
                                                                    ========================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                                  0            721         45,654         10,704
  Units redeemed                                                              0         (3,156)          (655)          (165)
  Units transferred                                                           0         38,286        101,888         24,032
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                      0         35,851        146,887         34,571
Beginning units                                                               0              0              0              0
                                                                    --------------------------------------------------------
Ending units                                                                  0         35,851        146,887         34,571
                                                                    ========================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                              3,962          2,194         46,281          9,876
  Units redeemed                                                         (2,272)            (6)       (11,522)       (21,325)
  Units transferred                                                      34,288         16,675         13,946         67,311
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                 35,978         18,863         48,705         55,862
Beginning units                                                               0              0        143,852        125,151
                                                                    --------------------------------------------------------
Ending units                                                             35,978         18,863        192,557        181,013
                                                                    ========================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                                  0              0          5,846          1,228
  Units redeemed                                                              0              0             (6)            (2)
  Units transferred                                                           0              0          1,242            280
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                      0              0          7,082          1,506
Beginning units                                                               0              0              0              0
                                                                    --------------------------------------------------------
Ending units                                                                  0              0          7,082          1,506
                                                                    ========================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                              1,017              0          1,973            806
  Units redeemed                                                              0            (20)          (761)        (1,059)
  Units transferred                                                         975          1,642         (1,224)         5,928
                                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                                  1,992          1,622            (12)         5,675
Beginning units                                                               0              0         24,918         22,249
                                                                    --------------------------------------------------------
Ending units                                                              1,992          1,622         24,906         27,924
                                                                    ========================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

*For the period from July 28, 2003 to December 31, 2003

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                  Growth and     Global                    Growth       Growth
                                                                    Income       Growth       Growth       Income     and Income
                                                                   Portfolio      Fund         Fund         Fund      Portfolio
                                                                  (Class II)   (Class 2)*   (Class 2)*   (Class 2)*   (Class VC)*
                                                                  --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $  (14,276)  $   (5,283)  $   (9,923)  $   41,647   $    5,061
  Net realized gains (losses) from
    securities transactions                                           34,280        8,436       10,175        6,050        1,934
  Change in net unrealized appreciation
      (depreciation) of investments                                  364,436      159,638      337,371      556,121      115,532
                                                                  --------------------------------------------------------------
    Increase (decrease) in net assets from operations                384,440      162,791      337,623      603,818      122,527
                                                                  --------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       637,992      444,034    1,285,980    2,443,468      649,261
  Cost of units redeemed                                            (154,800)     (32,472)    (189,001)     (93,600)     (60,812)
  Annuity benefit payments                                                 0            0            0            0            0
  Net transfers                                                    1,115,282    1,856,015    4,760,222    6,824,249      954,343
                                                                  --------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions    1,598,474    2,267,577    5,857,201    9,174,117    1,542,792
                                                                  --------------------------------------------------------------

Increase (decrease) in net assets                                  1,982,914    2,430,368    6,194,824    9,777,935    1,665,319
Net assets at beginning of period                                    935,499            0            0            0            0
                                                                  --------------------------------------------------------------
Net assets at end of period                                       $2,918,413   $2,430,368   $6,194,824   $9,777,935   $1,665,319
                                                                  ==============================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52% (1):
  Units sold                                                          32,412       26,099       73,764      151,369       56,188
  Units redeemed                                                      (1,096)      (2,162)     (11,719)      (6,266)      (5,771)
  Units transferred                                                   99,620      120,309      268,425      435,686       88,341
                                                                  --------------------------------------------------------------
Increase (decrease) in units outstanding                             130,936      144,246      330,470      580,789      138,758
Beginning units                                                            0            0            0            0            0
                                                                  --------------------------------------------------------------
Ending units                                                         130,936      144,246      330,470      580,789      138,758
                                                                  ==============================================================
Contracts With Total Expenses of 1.52% (2):
  Units sold                                                          27,580        4,634       10,162       21,313        4,561
  Units redeemed                                                     (10,419)         (49)      (1,538)        (598)        (480)
  Units transferred                                                   14,658        6,233       67,105       63,113        7,722
                                                                  --------------------------------------------------------------
Increase (decrease) in units outstanding                              31,819       10,818       75,729       83,828       11,803
Beginning units                                                       86,876            0            0            0            0
                                                                  --------------------------------------------------------------
Ending units                                                         118,695       10,818       75,729       83,828       11,803
                                                                  ==============================================================
Contracts With Total Expenses of 1.77% (1):
  Units sold                                                           3,736          875        5,367        5,091        3,902
  Units redeemed                                                          (6)           0           (3)          (6)          (8)
  Units transferred                                                      900            0          520        3,829        1,182
                                                                  --------------------------------------------------------------
Increase (decrease) in units outstanding                               4,630          875        5,884        8,914        5,076
Beginning units                                                            0            0            0            0            0
                                                                  --------------------------------------------------------------
Ending units                                                           4,630          875        5,884        8,914        5,076
                                                                  ==============================================================
Contracts With Total Expenses of 1.77% (2):
  Units sold                                                               0          500        1,880        2,489        1,389
  Units redeemed                                                      (4,735)         (21)         (22)          (5)           0
  Units transferred                                                   (6,248)      10,190        8,448       12,768          759
                                                                  --------------------------------------------------------------
Increase (decrease) in units outstanding                             (10,983)      10,669       10,306       15,252        2,148
Beginning units                                                       18,787            0            0            0            0
                                                                  --------------------------------------------------------------
Ending units                                                           7,804       10,669       10,306       15,252        2,148
                                                                  ==============================================================

(1) Offered in Advisor A.

(2) Offered in Advisor B.

*For the period from July 28, 2003 to December 31, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                                                                                                          Government
                                                                      Asset              Capital             and
                                                                    Allocation        Appreciation       Quality Bond
                                                                    Portfolio           Portfolio          Portfolio
                                                                    (Class 1)           (Class 1)          (Class 1)
                                                                   --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                     $    705,567       $   (955,829)      $  1,375,718

  Net realized gains (losses)                                        (1,198,284)       (14,663,193)           613,297
  Change in net unrealized appreciation
      (depreciation) of investments                                  (2,485,344)        (2,884,625)         2,056,470
                                                                   --------------------------------------------------
  Increase (decrease) in net assets from operations                  (2,978,061)       (18,503,647)         4,045,485
                                                                   --------------------------------------------------

From capital transactions:
         Net proceeds from units sold                                   817,767          2,562,514          2,348,108
         Cost of units redeemed                                      (4,105,043)        (6,563,925)        (8,106,318)
         Annuity benefit payments                                       (29,867)           (24,254)            (4,242)
         Net transfers                                                5,416,752         (6,350,989)        19,672,326
                                                                   --------------------------------------------------
  Increase (decrease) in net assets from capital transactions         2,099,609        (10,376,654)        13,909,874
                                                                   --------------------------------------------------

Increase (decrease) in net assets                                      (878,452)       (28,880,301)        17,955,359
                                                                   --------------------------------------------------

Net assets at beginning of period                                    31,720,512         77,836,364         44,802,958
                                                                   --------------------------------------------------
Net assets at end of period                                        $ 30,842,060       $ 48,956,063       $ 62,758,317
                                                                   ==================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Series without enhanced death benefit:

  Units sold                                                             42,981             68,013            134,211
  Units redeemed                                                       (228,347)          (226,767)          (504,673)
  Units transferred                                                     290,216           (255,358)         1,226,810
                                                                   --------------------------------------------------
Increase (decrease) in units outstanding                                104,850           (414,112)           856,348
Beginning units                                                       1,700,036          2,269,004          2,871,304
                                                                   --------------------------------------------------
Ending units                                                          1,804,886          1,854,892          3,727,652
                                                                   ==================================================
Series with enhanced death benefit:

  Units sold                                                              3,360             16,685             13,595
  Units redeemed                                                         (7,595)            (1,034)            (3,082)
  Units transferred                                                      14,830             (1,872)            13,565
                                                                   --------------------------------------------------
Increase (decrease) in units outstanding                                 10,595             13,779             24,078
Beginning units                                                           4,093             29,640             51,435
                                                                   --------------------------------------------------
Ending units                                                             14,688             43,419             75,513
                                                                   ==================================================


                                                                                         Natural            Asset
                                                                     Growth             Resources         Allocation
                                                                    Portfolio           Portfolio         Portfolio
                                                                    (Class 1)           (Class 1)         (Class 2)
                                                                   --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                     $   (408,253)      $    (38,751)      $    151,059

  Net realized gains (losses)                                        (7,581,163)           338,335             (4,592)
  Change in net unrealized appreciation
      (depreciation) of investments                                  (2,028,244)           (47,193)          (400,499)
                                                                   --------------------------------------------------
  Increase (decrease) in net assets from operations                 (10,017,660)           252,391           (254,032)
                                                                   --------------------------------------------------

From capital transactions:
         Net proceeds from units sold                                 1,553,153            102,396          3,548,308
         Cost of units redeemed                                      (4,800,205)          (812,400)          (203,243)
         Annuity benefit payments                                       (16,756)                 0                  0
         Net transfers                                               (4,796,722)         1,610,113          2,487,785
                                                                   --------------------------------------------------
  Increase (decrease) in net assets from capital transactions        (8,060,530)           900,109          5,832,850
                                                                   --------------------------------------------------

Increase (decrease) in net assets                                   (18,078,190)         1,152,500          5,578,818
                                                                   --------------------------------------------------

Net assets at beginning of period                                    44,535,735          4,189,420          1,061,141
                                                                   --------------------------------------------------
Net assets at end of period                                        $ 26,457,545       $  5,341,920       $  6,639,959
                                                                   ==================================================

ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Series without enhanced death benefit:

  Units sold                                                             59,236              6,720            191,341
  Units redeemed                                                       (203,137)           (53,709)           (10,107)
  Units transferred                                                    (224,797)           100,598            141,088
                                                                   --------------------------------------------------
Increase (decrease) in units outstanding                               (368,698)            53,609            322,322
Beginning units                                                       1,624,286            291,991             42,880
                                                                   --------------------------------------------------
Ending units                                                          1,255,588            345,600            365,202
                                                                   ==================================================
Series with enhanced death benefit:

  Units sold                                                              1,948                  0             12,765
  Units redeemed                                                           (491)               (16)            (1,812)
  Units transferred                                                      (1,169)             3,301              2,201
                                                                   --------------------------------------------------
Increase (decrease) in units outstanding                                    288              3,285             13,154
Beginning units                                                          12,570                258             14,146
                                                                   --------------------------------------------------
Ending units                                                             12,858              3,543             27,300
                                                                   ==================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                   Government
                                                                    Capital           and
                                                                 Appreciation     Quality Bond        Growth
                                                                   Portfolio        Portfolio        Portfolio
                                                                   (Class 2)        (Class 2)        (Class 2)
                                                                 -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                  $     (88,911)   $     443,557    $     (33,042)

   Net realized gains (losses)                                        (992,336)         161,716         (166,075)
   Change in net unrealized appreciation
      (depreciation) of investments                                   (430,322)         514,105         (523,967)
                                                                 -----------------------------------------------
   Increase (decrease) in net assets from operations                (1,511,569)       1,119,378         (723,084)
                                                                 -----------------------------------------------

From capital transactions:
         Net proceeds from units sold                                4,595,395       14,926,901        2,185,057
         Cost of units redeemed                                       (394,488)      (3,018,547)        (179,600)
         Annuity benefit payments                                            0                0                0
         Net transfers                                               1,339,884        6,943,992          666,624
                                                                 -----------------------------------------------
   Increase (decrease) in net assets from capital transactions       5,540,791       18,852,346        2,672,081
                                                                 -----------------------------------------------

Increase (decrease) in net assets                                    4,029,222       19,971,724        1,948,997
                                                                 -----------------------------------------------
Net assets at beginning of period                                    2,748,516        4,125,974        1,391,409
                                                                 -----------------------------------------------
Net assets at end of period                                      $   6,777,738    $  24,097,698    $   3,340,406
                                                                 ===============================================
ANALYSIS OF INCREASE (DECREASE)
           IN UNITS OUTSTANDING:
Series without enhanced death benefit:
   Units sold                                                          138,535          910,420           80,252
   Units redeemed                                                      (12,293)        (172,833)          (7,448)
   Units transferred                                                    35,786          400,277           17,884
                                                                 -----------------------------------------------
Increase (decrease) in units outstanding                               162,028        1,137,864           90,688
Beginning units                                                         68,173          226,122           44,182
                                                                 -----------------------------------------------
Ending units                                                           230,201        1,363,986          134,870
                                                                 ===============================================
Series with enhanced death benefit:
   Units sold                                                           15,929           31,463            9,888
   Units redeemed                                                       (2,022)         (14,476)            (645)
   Units transferred                                                     6,051           39,222            9,284
                                                                 -----------------------------------------------
Increase (decrease) in units outstanding                                19,958           56,209           18,527
Beginning units                                                         12,765           43,166            6,916
                                                                 -----------------------------------------------
Ending units                                                            32,723           99,375           25,443
                                                                 ===============================================

                                                                    Natural         Aggressive       Alliance
                                                                   Resources         Growth           Growth
                                                                   Portfolio        Portfolio        Portfolio
                                                                   (Class 2)        (Class 1)        (Class 1)
                                                                 -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                  $      (3,622)   $    (231,266)   $  (1,025,720)

   Net realized gains (losses)                                          35,273       (4,425,647)     (27,344,464)
   Change in net unrealized appreciation
      (depreciation) of investments                                    (30,618)        (620,635)      (4,701,424)
                                                                 -----------------------------------------------
   Increase (decrease) in net assets from operations                     1,033       (5,277,548)     (33,071,608)
                                                                 -----------------------------------------------

From capital transactions:
         Net proceeds from units sold                                  605,660          232,508        1,400,969
         Cost of units redeemed                                       (163,029)      (1,582,906)      (9,403,196)
         Annuity benefit payments                                            0          (12,779)         (45,123)
                                                                 -----------------------------------------------
         Net transfers                                                 233,708       (3,235,500)     (17,221,611)
                                                                 -----------------------------------------------

   Increase (decrease) in net assets from capital transactions         676,339       (4,598,677)     (25,268,961)
                                                                 -----------------------------------------------
Increase (decrease) in net assets                                      677,372       (9,876,225)     (58,340,569)
                                                                 -----------------------------------------------
Net assets at beginning of period                                      148,074       21,189,461      113,942,816
                                                                 -----------------------------------------------
Net assets at end of period                                      $     825,446    $  11,313,236    $  55,602,247
                                                                 ===============================================
ANALYSIS OF INCREASE (DECREASE)
           IN UNITS OUTSTANDING:
Series without enhanced death benefit:
   Units sold                                                           33,194           20,686           47,013
   Units redeemed                                                      (10,041)        (136,801)        (351,833)
   Units transferred                                                    14,193         (319,224)        (667,961)
                                                                 -----------------------------------------------
Increase (decrease) in units outstanding                                37,346         (435,339)        (972,781)
Beginning units                                                          8,807        1,549,152        3,468,395
                                                                 -----------------------------------------------
Ending units                                                            46,153        1,113,813        2,495,614
                                                                 ===============================================
Series with enhanced death benefit:
   Units sold                                                            5,809              274            2,793
   Units redeemed                                                       (1,136)             (53)            (897)
   Units transferred                                                     1,667              214           (3,292)
                                                                 -----------------------------------------------
Increase (decrease) in units outstanding                                 6,340              435           (1,396)
Beginning units                                                          1,515            2,901           24,593
                                                                 -----------------------------------------------
Ending units                                                             7,855            3,336           23,197
                                                                 ===============================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                       Blue Chip        Cash          Corporate
                                                                        Growth       Management         Bond
                                                                       Portfolio      Portfolio       Portfolio
                                                                       (Class 1)      (Class 1)       (Class 1)
                                                                      -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                  $  (12,004)   $   3,704,026    $    919,391

        Net realized gains (losses)                                     (232,177)      (3,641,078)       (157,545)
        Change in net unrealized appreciation
            (depreciation) of investments                               (110,576)        (328,438)        273,464
                                                                      -------------------------------------------
        Increase (decrease) in net assets from operations               (354,757)        (265,490)      1,035,310
                                                                      -------------------------------------------
From capital transactions:
              Net proceeds from units sold                               334,171       43,413,165       1,069,398
              Cost of units redeemed                                     (53,547)    (184,587,507)     (2,708,713)
              Annuity benefit payments                                         0                0         (69,043)
              Net transfers                                              544,489       31,554,907       1,442,546
                                                                      -------------------------------------------
        Increase (decrease) in net assets from capital transactions      825,113     (109,619,435)       (265,812)
                                                                      -------------------------------------------
Increase (decrease) in net assets                                        470,356     (109,884,925)        769,498
                                                                      -------------------------------------------
Net assets at beginning of period                                        667,152      203,021,245      18,330,668
                                                                      -------------------------------------------
Net assets at end of period                                           $1,137,508    $  93,136,320    $ 19,100,166
                                                                      ===========================================
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Series without enhanced death benefit:
        Units sold                                                        50,987        3,286,910          66,337
        Units redeemed                                                    (9,856)     (14,111,710)       (194,395)
        Units transferred                                                 93,206        2,445,901          95,845
                                                                      -------------------------------------------
Increase (decrease) in units outstanding                                 134,337       (8,378,899)        (32,213)
Beginning units                                                           84,737       15,479,712       1,282,670
                                                                      -------------------------------------------
Ending units                                                             219,074        7,100,813       1,250,457
                                                                      ===========================================
Series with enhanced death benefit:
        Units sold                                                         8,962           31,746           8,956
        Units redeemed                                                      (189)         (27,602)         (1,974)
        Units transferred                                                  1,209          (25,814)          5,079
                                                                      -------------------------------------------
Increase (decrease) in units outstanding                                   9,982          (21,670)         12,061
Beginning units                                                           14,912           63,268          29,323
                                                                      -------------------------------------------
Ending units                                                              24,894           41,598          41,384
                                                                      ===========================================

                                                                                                        Federated
                                                                      Davis Venture     "Dogs" of       American
                                                                          Value        Wall Street       Leaders
                                                                        Portfolio        Portfolio      Portfolio
                                                                        (Class 1)        (Class 1)      (Class 1)
                                                                      ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                  $    (957,451)   $     26,008    $    (93,524)

        Net realized gains (losses)                                      (8,763,697)       (171,155)     (1,072,352)
        Change in net unrealized appreciation
            (depreciation) of investments                               (11,711,378)       (670,189)     (3,753,451)
                                                                      ---------------------------------------------
        Increase (decrease) in net assets from operations               (21,432,526)       (815,336)     (4,919,327)
                                                                      ---------------------------------------------
From capital transactions:
              Net proceeds from units sold                                3,722,074         277,807       1,086,989
              Cost of units redeemed                                    (11,525,071)     (1,315,804)     (2,836,266)
              Annuity benefit payments                                      (50,937)         (1,135)        (15,486)
              Net transfers                                              (6,457,154)      1,760,623       2,748,018
                                                                      ---------------------------------------------
        Increase (decrease) in net assets from capital transactions     (14,311,088)        721,491         983,255
                                                                      ---------------------------------------------
Increase (decrease) in net assets                                       (35,743,614)        (93,845)     (3,936,072)
                                                                      ---------------------------------------------
Net assets at beginning of period                                       119,738,566       7,764,938      22,697,145
                                                                      ---------------------------------------------
Net assets at end of period                                           $  83,994,952    $  7,671,093    $ 18,761,073
                                                                      =============================================
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Series without enhanced death benefit:
        Units sold                                                          143,897          28,268          69,190
        Units redeemed                                                     (491,630)       (138,332)       (191,654)
        Units transferred                                                  (320,974)        166,011         180,629
                                                                      ---------------------------------------------
Increase (decrease) in units outstanding                                   (668,707)         55,947          58,165
Beginning units                                                           4,522,372         798,044       1,377,996
                                                                      ---------------------------------------------
Ending units                                                              3,853,665         853,991       1,436,161
                                                                      =============================================
Series with enhanced death benefit:
        Units sold                                                           10,782               0           2,490
        Units redeemed                                                       (1,581)            (75)         (1,787)
        Units transferred                                                        30           2,949           5,026
                                                                      ---------------------------------------------
Increase (decrease) in units outstanding                                      9,231           2,874           5,729
Beginning units                                                              40,065           3,074           7,643
                                                                      ---------------------------------------------
Ending units                                                                 49,296           5,948          13,372
                                                                      =============================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                         Goldman
                                                                         Global           Global          Sachs
                                                                          Bond           Equities        Research
                                                                        Portfolio        Portfolio       Portfolio
                                                                        (Class 1)        (Class 1)       (Class 1)
                                                                      ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                  $       4,134    $    (313,365)   $   (21,164)

        Net realized gains (losses)                                         (87,920)      (2,284,963)      (568,770)
        Change in net unrealized appreciation
            (depreciation) of investments                                   353,201         (275,686)       (22,227)
                                                                      ---------------------------------------------
        Increase (decrease) in net assets from operations                   269,415       (2,874,014)      (612,161)
                                                                      ---------------------------------------------
From capital transactions:
              Net proceeds from units sold                                  373,026          264,923        280,610
              Cost of units redeemed                                     (1,146,945)      (2,455,127)      (136,328)
              Annuity benefit payments                                         (916)         (14,821)             0
              Net transfers                                                (206,338)      (6,586,710)       182,457
                                                                      ---------------------------------------------
        Increase (decrease) in net assets from capital transactions        (981,173)      (8,791,735)       326,739
                                                                      ---------------------------------------------
Increase (decrease) in net assets                                          (711,758)     (11,665,749)      (285,422)
                                                                      ---------------------------------------------
Net assets at beginning of period                                         6,694,239       23,471,176      1,519,774
                                                                      ---------------------------------------------
Net assets at end of period                                           $   5,982,481    $  11,805,427    $ 1,234,352
                                                                      =============================================
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Series without enhanced death benefit:
        Units sold                                                           23,388           14,480         47,611
        Units redeemed                                                      (72,381)        (167,428)       (23,296)
        Units transferred                                                   (12,734)        (256,354)         9,203
                                                                      ---------------------------------------------
Increase (decrease) in units outstanding                                    (61,727)        (409,302)        33,518
Beginning units                                                             426,778        1,339,247        179,926
                                                                      ---------------------------------------------
Ending units                                                                365,051          929,945        213,444
                                                                      =============================================
Series with enhanced death benefit:
        Units sold                                                                0            1,620              0
        Units redeemed                                                          (33)             (38)        (2,294)
        Units transferred                                                       423            1,650             12
                                                                      ---------------------------------------------
Increase (decrease) in units outstanding                                        390            3,232         (2,282)
Beginning units                                                                 208            4,681         32,029
                                                                      ---------------------------------------------
Ending units                                                                    598            7,913         29,747
                                                                      =============================================


                                                                        Growth-          Growth       High-Yield
                                                                         Income        Opportunities    Bond
                                                                        Portfolio       Portfolio     Portfolio
                                                                        (Class 1)       (Class 1)     (Class 1)
                                                                      -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                  $    (583,983)   $   (7,107)   $  1,706,204

        Net realized gains (losses)                                      (9,290,632)     (284,220)     (3,295,104)
        Change in net unrealized appreciation
            (depreciation) of investments                               (11,389,183)      (65,477)        899,107
                                                                      -------------------------------------------
        Increase (decrease) in net assets from operations               (21,263,798)     (356,804)       (689,793)
                                                                      -------------------------------------------
From capital transactions:
              Net proceeds from units sold                                1,893,378        87,806       1,633,095
              Cost of units redeemed                                     (8,783,582)     (143,895)     (2,964,878)
              Annuity benefit payments                                      (45,769)            0         (25,598)
              Net transfers                                              (9,050,756)      592,388        (450,304)
                                                                      -------------------------------------------
        Increase (decrease) in net assets from capital transactions     (15,986,729)      536,299      (1,807,685)
                                                                      -------------------------------------------
Increase (decrease) in net assets                                       (37,250,527)      179,495      (2,497,478)
                                                                      -------------------------------------------
Net assets at beginning of period                                       101,054,532       340,833      15,249,056
                                                                      -------------------------------------------
Net assets at end of period                                           $  63,804,005    $  520,328    $ 12,751,578
                                                                      ===========================================
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Series without enhanced death benefit:
        Units sold                                                           70,514        19,314         128,303
        Units redeemed                                                     (371,397)      (34,492)       (223,990)
        Units transferred                                                  (409,066)      105,959         (29,544)
                                                                      -------------------------------------------
Increase (decrease) in units outstanding                                   (709,949)       90,781        (125,231)
Beginning units                                                           3,750,334        57,138       1,205,175
                                                                      -------------------------------------------
Ending units                                                              3,040,385       147,919       1,079,944
                                                                      ===========================================
Series with enhanced death benefit:
        Units sold                                                            3,946         1,464           6,920
        Units redeemed                                                         (602)          (59)        (30,494)
        Units transferred                                                     2,772           386          28,586
                                                                      -------------------------------------------
Increase (decrease) in units outstanding                                      6,116         1,791           5,012
Beginning units                                                              13,812         1,528          13,903
                                                                      -------------------------------------------
Ending units                                                                 19,928         3,319          18,915
                                                                      ===========================================

                      See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                        International   International        MFS
                                                                         Diversified     Growth and     Massachusetts
                                                                          Equities        Income       Investors Trust
                                                                          Portfolio      Portfolio       Portfolio
                                                                         (Class 1)        (Class 1)      (Class 1)
                                                                        --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                    $   (611,826)   $   (103,937)   $    (30,858)

        Net realized gains (losses)                                       11,108,961       8,233,971        (448,736)
        Change in net unrealized appreciation
            (depreciation) of investments                                   (472,023)       (106,320)       (739,997)
                                                                        --------------------------------------------
        Increase (decrease) in net assets from operations                 10,025,112       8,023,714      (1,219,591)
                                                                        --------------------------------------------
From capital transactions:
              Net proceeds from units sold                                   566,471         623,580         962,147
              Cost of units redeemed                                      (2,049,705)       (367,274)       (558,847)
              Annuity benefit payments                                       (13,472)              0               0
              Net transfers                                              (20,251,581)    (11,103,095)      1,747,095
                                                                        --------------------------------------------
        Increase (decrease) in net assets from capital transactions      (21,748,287)    (10,846,789)      2,150,395
                                                                        --------------------------------------------
Increase (decrease) in net assets                                        (11,723,175)     (2,823,075)        930,804
                                                                        --------------------------------------------
Net assets at beginning of period                                         30,302,991       5,949,244       4,061,461
                                                                        --------------------------------------------
Net assets at end of period                                             $ 18,579,816    $  3,126,169    $  4,992,265
                                                                        ============================================
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Series without enhanced death benefit:
        Units sold                                                            38,010          45,235          53,921
        Units redeemed                                                      (237,887)        (36,212)        (31,363)
        Units transferred                                                   (173,702)       (188,820)         91,214
                                                                        --------------------------------------------
Increase (decrease) in units outstanding                                    (373,579)       (179,797)        113,772
Beginning units                                                            2,962,441         540,811         194,759
                                                                        --------------------------------------------
Ending units                                                               2,588,862         361,014         308,531
                                                                        ============================================
Series with enhanced death benefit:
        Units sold                                                               542               0           2,280
        Units redeemed                                                          (661)         (1,299)         (2,985)
        Units transferred                                                     (9,006)          1,139           9,576
                                                                        --------------------------------------------
Increase (decrease) in units outstanding                                      (9,125)           (160)          8,871
Beginning units                                                                9,943          12,893          16,776
                                                                        --------------------------------------------
Ending units                                                                     818          12,733          25,647
                                                                        ============================================

                                                                           MFS
                                                                          Mid-Cap      Putnam Growth:     SunAmerica
                                                                          Growth           Voyager         Balanced
                                                                         Portfolio        Portfolio        Portfolio
                                                                         (Class 1)        (Class 1)        (Class 1)
                                                                        --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                    $    (85,803)   $    (20,799)   $    309,129

        Net realized gains (losses)                                       (3,473,677)       (267,282)     (3,197,209)
        Change in net unrealized appreciation
            (depreciation) of investments                                   (249,889)       (285,032)     (4,045,043)
                                                                        --------------------------------------------
        Increase (decrease) in net assets from operations                 (3,809,369)       (573,113)     (6,933,123)
                                                                        --------------------------------------------
From capital transactions:
              Net proceeds from units sold                                   730,793         261,046       1,070,583
              Cost of units redeemed                                        (580,990)       (139,986)     (4,444,267)
              Annuity benefit payments                                             0               0         (25,878)
              Net transfers                                                1,909,329         169,919      (5,495,936)
                                                                        --------------------------------------------
        Increase (decrease) in net assets from capital transactions        2,059,132         290,979      (8,895,498)
                                                                        --------------------------------------------
Increase (decrease) in net assets                                         (1,750,237)       (282,134)    (15,828,621)
                                                                        --------------------------------------------
Net assets at beginning of period                                          4,841,098       1,711,332      44,918,248
                                                                        --------------------------------------------
Net assets at end of period                                             $  3,090,861    $  1,429,198    $ 29,089,627
                                                                        ============================================
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Series without enhanced death benefit:
        Units sold                                                            74,438          12,797          73,241
        Units redeemed                                                       (62,893)         (8,242)       (329,757)
        Units transferred                                                     63,361           8,835        (423,495)
                                                                        --------------------------------------------
Increase (decrease) in units outstanding                                      74,906          13,390        (680,011)
Beginning units                                                              337,250          85,953       2,982,720
                                                                        --------------------------------------------
Ending units                                                                 412,156          99,343       2,302,709
                                                                        ============================================
Series with enhanced death benefit:
        Units sold                                                             2,786               0           4,174
        Units redeemed                                                          (454)           (587)              0
        Units transferred                                                      4,152             857           3,524
                                                                        --------------------------------------------
Increase (decrease) in units outstanding                                       6,484             270           7,698
Beginning units                                                               24,177           3,731           7,505
                                                                        --------------------------------------------
Ending units                                                                  30,661           4,001          15,203
                                                                        ============================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                Telecom       Worldwide
                                                                Technology      Utility      High Income
                                                                Portfolio      Portfolio      Portfolio
                                                                (Class 1)      (Class 1)      (Class 1)
                                                               -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                        $   (11,512)   $   439,689    $   460,338

           Net realized gains (losses)                            (542,936)    (1,656,626)      (701,910)
           Change in net unrealized appreciation
               (depreciation) of investments                      (102,740)      (770,021)       128,515
                                                               -----------------------------------------
           Increase (decrease) in net assets from operations      (657,188)    (1,986,958)      (113,057)
                                                               -----------------------------------------

From capital transactions:
              Net proceeds from units sold                          13,514         69,590        122,232
              Cost of units redeemed                              (260,122)      (748,024)      (674,738)
              Annuity benefit payments                                   0              0         (1,575)
              Net transfers                                        152,649       (848,194)       (81,313)
                                                               -----------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                            (93,959)    (1,526,628)      (635,394)
                                                               -----------------------------------------

Increase (decrease) in net assets                                 (751,147)    (3,513,586)      (748,451)
                                                               -----------------------------------------

Net assets at beginning of period                                1,589,148      8,531,764      4,372,738
                                                               -----------------------------------------
Net assets at end of period                                    $   838,001    $ 5,018,178    $ 3,624,287
                                                               =========================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                                3,947          6,421          7,995
           Units redeemed                                          (94,496)       (77,284)       (47,449)
           Units transferred                                       115,651        (89,705)        (8,046)
                                                               -----------------------------------------
Increase (decrease) in units outstanding                            25,102       (160,568)       (47,500)
Beginning units                                                    452,103        741,375        304,989
                                                               -----------------------------------------
Ending units                                                       477,205        580,807        257,489
                                                               ============================= ===========
Series with enhanced death benefit:
           Units sold                                                    0             82            852
           Units redeemed                                             (307)             0           (803)
           Units transferred                                         1,436           (190)           (12)
                                                               -----------------------------------------
Increase (decrease) in units outstanding                             1,129           (108)            37
Beginning units                                                      8,367            346            803
                                                               -----------------------------------------
Ending units                                                         9,496            238            840
                                                               =========================================

                                                               Aggressive       Alliance      Blue Chip
                                                                 Growth          Growth        Growth
                                                                Portfolio      Portfolio      Portfolio
                                                                (Class 2)      (Class 2)      (Class 2)
                                                               -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                        $    (7,351)   $   (74,397)   $    (9,830)

           Net realized gains (losses)                             (96,653)      (486,754)       (35,424)
           Change in net unrealized appreciation
               (depreciation) of investments                       (75,715)    (1,632,002)      (184,323)
                                                               -----------------------------------------
           Increase (decrease) in net assets from operations      (179,719)    (2,193,153)      (229,577)
                                                               -----------------------------------------

From capital transactions:
              Net proceeds from units sold                         318,831      3,916,275        910,523
              Cost of units redeemed                               (73,671)      (462,878)       (54,102)
              Annuity benefit payments                                   0              0              0
              Net transfers                                         67,739        768,876        231,279
                                                               -----------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                            312,899      4,222,273      1,087,700
                                                               -----------------------------------------

Increase (decrease) in net assets                                  133,180      2,029,120        858,123
                                                               -----------------------------------------

Net assets at beginning of period                                  410,460      3,856,628        291,208
                                                               -----------------------------------------
Net assets at end of period                                    $   543,640    $ 5,885,748    $ 1,149,331
                                                               =========================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                               24,523        129,129        166,333
           Units redeemed                                           (6,348)       (15,569)        (8,432)
           Units transferred                                         1,297         16,657         17,440
                                                               -----------------------------------------
Increase (decrease) in units outstanding                            19,472        130,217        175,341
Beginning units                                                     21,673         97,729         28,297
                                                               -----------------------------------------
Ending units                                                        41,145        227,946        203,638
                                                               =========================================
Series with enhanced death benefit:
           Units sold                                                1,849         10,857          9,812
           Units redeemed                                             (397)        (2,988)        (2,136)
           Units transferred                                         2,891         11,575         20,188
                                                               -----------------------------------------
Increase (decrease) in units outstanding                             4,343         19,444         27,864
Beginning units                                                      8,449         21,106         15,167
                                                               -----------------------------------------
Ending units                                                        12,792         40,550         43,031
                                                               =========================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                   Cash         Corporate      Davis Venture
                                                                Management        Bond             Value
                                                                 Portfolio      Portfolio        Portfolio
                                                                 (Class 2)      (Class 2)        (Class 2)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                        $    579,908    $    259,437    $   (115,806)

           Net realized gains (losses)                             (631,571)        (14,463)       (661,167)
           Change in net unrealized appreciation
               (depreciation) of investments                        (13,530)         23,999      (1,658,984)
                                                               --------------------------------------------
           Increase (decrease) in net assets from operations        (65,193)        268,973      (2,435,957)
                                                               --------------------------------------------

From capital transactions:
              Net proceeds from units sold                       37,286,632       3,274,668       8,362,014
              Cost of units redeemed                            (26,058,686)       (435,189)       (925,660)
              Annuity benefit payments                                    0               0               0
              Net transfers                                      16,342,849       1,670,509          34,128
                                                               --------------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                          27,570,795       4,509,988       7,470,482
                                                               --------------------------------------------

Increase (decrease) in net assets                                27,505,602       4,778,961       5,034,525
                                                               --------------------------------------------

Net assets at beginning of period                                 9,177,825       1,372,077       7,727,583
                                                               --------------------------------------------
Net assets at end of period                                    $ 36,683,427    $  6,151,038    $ 12,762,108
                                                               ============================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                             2,814,476         215,983         332,207
           Units redeemed                                        (1,972,778)        (28,746)        (37,036)
           Units transferred                                      1,182,392         105,348         (15,811)
                                                               --------------------------------------------
Increase (decrease) in units outstanding                          2,024,090         292,585         279,360
Beginning units                                                     666,933          80,015         258,892
                                                               --------------------------------------------
Ending units                                                      2,691,023         372,600         538,252
                                                               ============================================
Series with enhanced death benefit:
           Units sold                                                45,814          15,835          16,469
           Units redeemed                                           (26,973)         (2,080)         (3,927)
           Units transferred                                         73,131          12,192           8,116
                                                               --------------------------------------------
Increase (decrease) in units outstanding                             91,972          25,947          20,658
Beginning units                                                      35,811          18,206          36,023
                                                               --------------------------------------------
Ending units                                                        127,783          44,153          56,681
                                                               ============================================

                                                                                Federated
                                                                "Dogs" of        American        Global
                                                               Wall Street       Leaders          Bond
                                                                Portfolio       Portfolio       Portfolio
                                                                (Class 2)       (Class 2)       (Class 2)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                        $        988    $    (10,809)   $      4,009

           Net realized gains (losses)                              (10,273)        (62,146)         15,707
           Change in net unrealized appreciation
               (depreciation) of investments                        (64,949)       (421,217)         28,343
                                                               --------------------------------------------
           Increase (decrease) in net assets from operations        (74,234)       (494,172)         48,059
                                                               --------------------------------------------

From capital transactions:
              Net proceeds from units sold                          846,489       1,525,632       1,044,611
              Cost of units redeemed                                (51,759)       (186,072)       (110,184)
              Annuity benefit payments                                    0               0               0
              Net transfers                                         264,379         525,302         (55,458)
                                                               --------------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                           1,059,109       1,864,862         878,969
                                                               --------------------------------------------

Increase (decrease) in net assets                                   984,875       1,370,690         927,028
                                                               --------------------------------------------

Net assets at beginning of period                                   365,373       1,381,992         479,715
                                                               --------------------------------------------
Net assets at end of period                                    $  1,350,248    $  2,752,682    $  1,406,743
                                                               ============================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                                87,903          95,729          61,500
           Units redeemed                                            (4,704)        (11,573)         (6,454)
           Units transferred                                         16,066          26,924          (5,071)
                                                               --------------------------------------------
Increase (decrease) in units outstanding                             99,265         111,080          49,975
Beginning units                                                      32,920          45,973          28,624
                                                               --------------------------------------------
Ending units                                                        132,185         157,053          78,599
                                                               ============================================
Series with enhanced death benefit:
           Units sold                                                 1,881           6,968           4,499
           Units redeemed                                              (882)         (1,240)           (557)
           Units transferred                                         13,596          11,958           1,640
                                                               --------------------------------------------
Increase (decrease) in units outstanding                             14,595          17,686           5,582
Beginning units                                                       4,748          38,403           2,007
                                                               --------------------------------------------
Ending units                                                         19,343          56,089           7,589
                                                               ============================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                Goldman
                                                                  Global         Sachs         Growth-
                                                                 Equities      Research        Income
                                                                Portfolio      Portfolio      Portfolio
                                                                (Class 2)      (Class 2)      (Class 2)
                                                               -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                        $   (14,535)   $    (8,052)   $   (26,297)

           Net realized gains (losses)                            (184,143)       (39,496)      (433,124)
           Change in net unrealized appreciation
               (depreciation) of investments                       (22,845)      (123,786)    (1,112,932)
                                                               -----------------------------------------
           Increase (decrease) in net assets from operations      (221,523)      (171,334)    (1,572,353)
                                                               -----------------------------------------

From capital transactions:
              Net proceeds from units sold                         369,661        398,214      4,614,896
              Cost of units redeemed                               (22,506)       (14,395)      (252,533)
              Annuity benefit payments                                   0              0              0
              Net transfers                                        192,274         57,358        468,991
                                                               -----------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                            539,429        441,177      4,831,354
                                                               -----------------------------------------

Increase (decrease) in net assets                                  317,906        269,843      3,259,001
                                                               -----------------------------------------

Net assets at beginning of period                                  392,056        314,270      3,119,582
                                                               -----------------------------------------
Net assets at end of period                                    $   709,962    $   584,113    $ 6,378,583
                                                               =========================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                               20,152         61,027        185,135
           Units redeemed                                           (1,550)        (1,515)        (9,735)
           Units transferred                                        12,793           (630)        (7,935)
                                                               -----------------------------------------
Increase (decrease) in units outstanding                            31,395         58,882        167,465
Beginning units                                                     21,337         34,702         94,647
                                                               -----------------------------------------
Ending units                                                        52,732         93,584        262,112
                                                               =========================================
Series with enhanced death benefit:
           Units sold                                                  885          3,168          8,198
           Units redeemed                                              (47)          (968)        (1,203)
           Units transferred                                         1,859         10,302         16,180
                                                               -----------------------------------------
Increase (decrease) in units outstanding                             2,697         12,502         23,175
Beginning units                                                      1,106          9,127         21,761
                                                               -----------------------------------------
Ending units                                                         3,803         21,629         44,936
                                                               =========================================

                                                                                            International
                                                                  Growth       High-Yield    Diversified
                                                               Opportunities      Bond        Equities
                                                                 Portfolio      Portfolio     Portfolio
                                                                 (Class 2)      (Class 2)     (Class 2)
                                                               ------------    -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                         $    (4,838)   $   414,196    $   (73,006)

           Net realized gains (losses)                              (38,727)      (352,450)       897,175
           Change in net unrealized appreciation
               (depreciation) of investments                       (106,108)       (67,376)       (42,596)
                                                                -----------------------------------------
           Increase (decrease) in net assets from operations       (149,673)        (5,630)       781,573
                                                                -----------------------------------------

From capital transactions:
              Net proceeds from units sold                          200,113      1,517,416      4,116,108
              Cost of units redeemed                                (39,594)      (200,832)      (739,394)
              Annuity benefit payments                                    0              0              0
              Net transfers                                         211,643      1,157,398     (2,877,175)
                                                                -----------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                             372,162      2,473,982        499,539
                                                                -----------------------------------------

Increase (decrease) in net assets                                   222,489      2,468,352      1,281,112
                                                                -----------------------------------------

Net assets at beginning of period                                   207,801        352,767        544,729
                                                                -----------------------------------------
Net assets at end of period                                     $   430,290    $ 2,821,119    $ 1,825,841
                                                                =========================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                                48,708        117,546        449,571
           Units redeemed                                            (8,134)       (16,970)      (102,439)
           Units transferred                                         11,933        104,161       (156,832)
                                                                -----------------------------------------
Increase (decrease) in units outstanding                             52,507        204,737        190,300
Beginning units                                                      24,497         23,196         47,648
                                                                -----------------------------------------
Ending units                                                         77,004        227,933        237,948
                                                                =========================================
Series with enhanced death benefit:
           Units sold                                                     0         10,100         10,351
           Units redeemed                                            (2,070)          (669)          (265)
           Units transferred                                         39,025          1,222          1,461
                                                                -----------------------------------------
Increase (decrease) in units outstanding                             36,955         10,653         11,547
Beginning units                                                      11,270          5,015          5,630
                                                                -----------------------------------------
Ending units                                                         48,225         15,668         17,177
                                                                =========================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                              International       MFS            MFS
                                                               Growth and     Massachusetts    Mid-Cap
                                                                 Income      Investors Trust   Growth
                                                                Portfolio      Portfolio      Portfolio
                                                                (Class 2)      (Class 2)      (Class 2)
                                                              ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                        $   (11,890)   $   (11,267)   $   (30,087)

           Net realized gains (losses)                             278,904        (46,690)      (302,558)
           Change in net unrealized appreciation
               (depreciation) of investments                       (63,073)      (363,175)      (937,136)
                                                               -----------------------------------------
           Increase (decrease) in net assets from operations       203,941       (421,132)    (1,269,781)
                                                               -----------------------------------------

From capital transactions:
              Net proceeds from units sold                       1,726,905      1,661,544      1,773,324
              Cost of units redeemed                              (113,297)      (162,962)      (135,144)
              Annuity benefit payments                                   0              0              0
              Net transfers                                       (218,352)       400,886        388,625
                                                               -----------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                          1,395,256      1,899,468      2,026,805
                                                               -----------------------------------------

Increase (decrease) in net assets                                1,599,197      1,478,336        757,024
                                                               -----------------------------------------

Net assets at beginning of period                                  847,233        976,971      1,506,931
                                                               -----------------------------------------
Net assets at end of period                                    $ 2,446,430    $ 2,455,307    $ 2,263,955
                                                               =========================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                              168,525         91,268        164,590
           Units redeemed                                          (10,835)        (9,240)       (14,464)
           Units transferred                                        39,126         19,069         37,376
                                                               -----------------------------------------
Increase (decrease) in units outstanding                           196,816        101,097        187,502
Beginning units                                                     75,088         45,559         99,028
                                                               -----------------------------------------
Ending units                                                       271,904        146,656        286,530
                                                               =========================================
Series with enhanced death benefit:
           Units sold                                               16,852          8,982         19,912
           Units redeemed                                           (1,211)        (1,056)        (1,151)
           Units transferred                                         1,496          4,616          6,469
                                                               -----------------------------------------
Increase (decrease) in units outstanding                            17,137         12,542         25,230
Beginning units                                                      3,720          5,282         13,378
                                                               -----------------------------------------
Ending units                                                        20,857         17,824         38,608
                                                               =========================================


                                                              Putnam Growth:   SunAmerica
                                                                  Voyager       Balanced      Technology
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 2)      (Class 2)      (Class 2)
                                                                -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                         $    (8,830)   $    88,115    $    (5,453)

           Net realized gains (losses)                              (51,956)      (348,556)       (95,323)
           Change in net unrealized appreciation
               (depreciation) of investments                       (130,277)      (549,737)      (147,769)
                                                                -----------------------------------------
           Increase (decrease) in net assets from operations       (191,063)      (810,178)      (248,545)
                                                                -----------------------------------------

From capital transactions:
              Net proceeds from units sold                          318,145      4,115,716        262,979
              Cost of units redeemed                                (33,988)      (579,987)       (70,097)
              Annuity benefit payments                                    0              0              0
              Net transfers                                          87,254        360,651        106,027
                                                                 -----------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                             371,411      3,896,380        298,909
                                                                -----------------------------------------

Increase (decrease) in net assets                                   180,348      3,086,202         50,364
                                                                -----------------------------------------

Net assets at beginning of period                                   499,507      1,660,604        301,774
                                                                -----------------------------------------
Net assets at end of period                                     $   679,855    $ 4,746,806    $   352,138
                                                                =========================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                                18,165        290,810         89,183
           Units redeemed                                            (1,594)       (42,503)       (31,361)
           Units transferred                                           (573)         1,299         26,410
                                                                -----------------------------------------
Increase (decrease) in units outstanding                             15,998        249,606         84,232
Beginning units                                                      23,245        107,427         54,460
                                                                -----------------------------------------
Ending units                                                         39,243        357,033        138,692
                                                                =========================================
Series with enhanced death benefit:
           Units sold                                                 1,446         10,202          2,906
           Units redeemed                                              (568)        (1,299)        (4,070)
           Units transferred                                          6,250         10,097         34,526
                                                                -----------------------------------------
Increase (decrease) in units outstanding                              7,128         19,000         33,362
Beginning units                                                       2,950          3,241         32,973
                                                                -----------------------------------------
Ending units                                                         10,078         22,241         66,335
                                                                =========================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                 Telecom       Worldwide
                                                                 Utility      High Income     Comstock
                                                                Portfolio      Portfolio      Portfolio
                                                                (Class 2)      (Class 2)      (Class II)
                                                               -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                        $   104,036    $    26,811    $   (10,942)

           Net realized gains (losses)                             (47,287)       (16,249)       (34,327)
           Change in net unrealized appreciation
               (depreciation) of investments                      (321,161)        (8,238)      (130,571)
                                                               -----------------------------------------
           Increase (decrease) in net assets from operations      (264,412)         2,324       (175,840)
                                                               -----------------------------------------

From capital transactions:
              Net proceeds from units sold                         985,164        190,132      1,390,828
              Cost of units redeemed                               (30,611)        (1,784)       (30,051)
              Annuity benefit payments                                   0              0              0
              Net transfers                                        165,048         (8,059)       142,984
                                                               -----------------------------------------
           Increase (decrease) in net assets from capital
           transactions                                          1,119,601        180,289      1,503,761
                                                               -----------------------------------------

Increase (decrease) in net assets                                  855,189        182,613      1,327,921
                                                               -----------------------------------------

Net assets at beginning of period                                  334,157         32,990         37,206
                                                               -----------------------------------------
Net assets at end of period                                    $ 1,189,346    $   215,603    $ 1,365,127
                                                               =========================================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                               95,504         12,164        119,342
           Units redeemed                                           (3,360)          (114)        (3,273)
           Units transferred                                        13,324            123         24,140
                                                               -----------------------------------------
Increase (decrease) in units outstanding                           105,468         12,173        140,209
Beginning units                                                     26,250          1,808          3,643
                                                               -----------------------------------------
Ending units                                                       131,718         13,981        143,852
                                                               =========================================
Series with enhanced death benefit:
           Units sold                                                    0          1,491         32,587
           Units redeemed                                              (20)           (12)          (139)
           Units transferred                                         3,392           (553)        (7,530)
                                                               -----------------------------------------
Increase (decrease) in units outstanding                             3,372            926         24,918
Beginning units                                                      2,786            500              0
                                                               -----------------------------------------
Ending units                                                         6,158          1,426         24,918
                                                               =========================================

                                                                 Emerging      Growth and
                                                                  Growth         Income
                                                                 Portfolio      Portfolio
                                                                 (Class II)    (Class II) *
                                                                ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
           Net investment income (loss)                         $    (9,879)   $    (5,618)

           Net realized gains (losses)                             (174,493)       (20,221)
           Change in net unrealized appreciation
               (depreciation) of investments                       (102,082)       (38,652)
                                                                --------------------------
           Increase (decrease) in net assets from operations       (286,454)       (64,491)
                                                                --------------------------

From capital transactions:
              Net proceeds from units sold                        1,250,135        827,436
              Cost of units redeemed                                (19,222)       (22,901)
              Annuity benefit payments                                    0              0
              Net transfers                                          57,169        195,455
                                                                --------------------------
           Increase (decrease) in net assets from capital
           transactions                                           1,288,082        999,990
                                                                --------------------------

Increase (decrease) in net assets                                 1,001,628        935,499
                                                                --------------------------

Net assets at beginning of period                                    11,866              0
                                                                --------------------------
Net assets at end of period                                     $ 1,013,494    $   935,499
                                                                ==========================

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:
           Units sold                                               111,973         73,364
           Units redeemed                                            (2,363)        (2,416)
           Units transferred                                         14,398         15,928
                                                                --------------------------
Increase (decrease) in units outstanding                            124,008         86,876
Beginning units                                                       1,143              0
                                                                --------------------------
Ending units                                                        125,151         86,876
                                                                ==========================
Series with enhanced death benefit:
           Units sold                                                30,501         10,863
           Units redeemed                                              (103)           (20)
           Units transferred                                         (8,149)         7,944
                                                                --------------------------
Increase (decrease) in units outstanding                             22,249         18,787
Beginning units                                                           0              0
                                                                --------------------------
Ending units                                                         22,249         18,787
                                                                ==========================

                 See accompanying notes to financial statements.

* For the period from January 25, 2002 (inception) to December 31, 2002.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Annuity Account Four of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The products offer investments in different classes of shares of the portfolios of the Anchor Series Trust (The "Anchor Trust") and the SunAmerica Series Trust (The "SunAmerica Trust"). The primary difference between the classes is that the Class 2 shares and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of sixty-nine variable portfolios of different classes (the Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten Class 1 and Class 2 currently available portfolios of the Anchor Trust, (2) the fifty-two Class 1, 2, and 3 currently available investment portfolios of SunAmerica Trust, (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the three currently available Class 2 investment portfolios of the American Funds Insurance Series Trust (the "American Series"), or (5) the one currently available class VC investment portfolio in the Lord Abbett Series Fund Inc. (the "Lord Abbett Fund"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor Trust and SunAmerica Trust are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (continued)

         "General Account"), which are not part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

         On November 24, 2003, the Asset Allocation Portfolio of the SunAmerica Trust was reorganized into the Anchor Trust. On that date the Asset Allocation Portfolio Variable Account exchanged its shares in the former Asset Allocation Portfolio of the SunAmerica Trust, for shares with an equal value in the new Asset Allocation Portfolio of the Anchor Trust. Prior to May 1, 2003 the Federated American Leaders Portfolio was named Federated Value Portfolio, the MFS Massachusetts Investors Trust Portfolio was named MFS Growth and Income Portfolio and the Putnam Growth: Voyager Portfolio was named Putnam Growth Portfolio.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

         At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

         Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.       CHARGES AND DEDUCTIONS

         There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is 1.37% or 1.62%, depending on whether the optional enhanced death benefit is chosen. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (Continued)

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2003 consist of the following:

                                                        Cost of Shares      Proceeds from
             Variable Accounts                             Acquired          Shares Sold
-----------------------------------------------         --------------      -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                    $    6,003,435      $   5,287,140
Capital Appreciation Portfolio (Class 1)                    10,380,082         15,123,077
Government and Quality Bond Portfolio (Class 1)              9,205,357         24,753,869
Growth Portfolio (Class 1)                                   3,705,543          6,623,243
Natural Resources Portfolio (Class 1)                        3,153,603          2,781,050
Asset Allocation Portfolio (Class 2)                         3,756,562          1,423,373
Capital Appreciation Portfolio (Class 2)                     6,001,956          4,902,663
Government and Quality Bond Portfolio (Class 2)             12,497,790         14,811,990
Growth Portfolio (Class 2)                                   1,729,339          1,372,613
Natural Resources Portfolio (Class 2)                          756,478            535,911

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares   Proceeds from
                     Variable Accounts                            Acquired       Shares Sold
-----------------------------------------------------          --------------   -------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                          $    1,778,931   $   3,110,445
Alliance Growth Portfolio (Class 1)                                 5,573,930      16,097,317
Blue Chip Growth Portfolio (Class 1)                                2,456,442       1,635,900
Cash Management Portfolio (Class 1)                               237,224,313     306,561,789
Corporate Bond Portfolio (Class 1)                                  3,341,246       5,403,694
Davis Venture Value Portfolio (Class 1)                             4,350,939      14,169,940
"Dogs" of Wall Street Portfolio (Class 1)                           1,523,851       2,469,560
Federated American Leaders Portfolio (Class 1)                      2,271,023       4,613,416
Global Bond Portfolio (Class 1)                                       973,344       2,108,992
Global Equities Portfolio (Class 1)                                21,067,932      23,100,957
Goldman Sachs Research Portfolio (Class 1)                            466,246         823,776
Growth-Income Portfolio (Class 1)                                   5,252,779      16,421,979
Growth Opportunities Portfolio (Class 1)                            1,317,955         930,814
High-Yield Bond Portfolio (Class 1)                                20,239,054      14,672,830
Intn'l Diversified Equities Portfolio (Class 1)                   179,926,265     182,209,004
Intn'l Growth and Income Portfolio (Class 1)                       61,195,786      61,061,059
Marsico Growth Portfolio (Class 1) *                                2,392,181         878,471
MFS Massachusetts Investors Trust Portfolio (Class 1)               2,619,756       2,269,588
MFS Mid Cap Growth Portfolio (Class 1)                              9,382,086       2,070,021
MFS Total Return Portfolio (Class 1) *                              2,686,020         103,638
Putnam Growth: Voyager Portfolio (Class 1)                            733,477         431,149
SunAmerica Balanced Portfolio (Class 1)                             2,232,192       6,776,535
Technology Portfolio (Class 1)                                      7,465,015       1,755,058
Telecom Utility Portfolio (Class 1)                                 1,313,664       2,015,194
Worldwide High Income Portfolio (Class 1)                           3,600,769       3,032,366
Aggressive Growth Portfolio (Class 2)                                 368,285         158,928
Alliance Growth Portfolio (Class 2)                                 2,818,565       3,094,679
Blue Chip Growth Portfolio (Class 2)                                  543,575         356,686
Cash Management Portfolio (Class 2)                               186,727,287     213,202,082
Corporate Bond Portfolio (Class 2)                                  2,818,456       1,627,746
Davis Venture Value Portfolio (Class 2)                             3,292,327       2,320,625
"Dogs" of Wall Street Portfolio (Class 2)                           1,278,527         588,637
Federated American Leaders Portfolio (Class 2)                        967,867         986,643
Global Bond Portfolio (Class 2)                                       916,504         756,263
Global Equities Portfolio (Class 2)                                 5,119,024       4,613,450
Goldman Sachs Research Portfolio (Class 2)                             86,695          95,569

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares      Proceeds from
         Variable Accounts                                    Acquired          Shares Sold
         -----------------                                 --------------     --------------
SUNAMERICA TRUST (Continued):
Growth-Income Portfolio (Class 2)                          $    2,901,755     $    3,501,372
Growth Opportunities Portfolio (Class 2)                          489,646            271,605
High-Yield Bond Portfolio (Class 2)                            29,816,661         28,170,448
International Diversified Equities Portfolio (Class 2)        103,882,180        103,428,511
International Growth & Income Portfolio (Class 2)              64,337,676         65,178,788
MFS Massachusetts Investors Trust Portfolio (Class 2)           1,411,437            559,119
MFS Mid-Cap Growth Portfolio (Class 2)                          1,399,011          1,118,414
Putnam Growth: Voyager Portfolio (Class 2)                        130,280            336,098
SunAmerica Balanced Portfolio (Class 2)                         1,374,695          1,235,450
Technology Portfolio (Class 2)                                    259,577            162,818
Telecom Utility Portfolio (Class 2)                               476,878            320,752
Worldwide High Income Portfolio (Class 2)                       1,495,646          1,162,012
Foreign Value Portfolio (Class 3)*                              1,650,613          1,096,905
Marsico Growth Portfolio (Class 3)*                               824,749            547,662
MFS Total Return Portfolio (Class 3)*                             932,020             95,302
Small and Mid Cap Value Portfolio (Class 3)*                      859,332            167,528

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                         $    2,323,926     $      401,998
Emerging Growth Portfolio                                       2,875,227          2,241,429
Growth and Income Portfolio                                     2,753,718          1,169,520

AMERICAN SERIES (Class 2):
Global Growth Fund *                                       $    2,425,859     $      163,565
Growth Fund *                                                   6,088,602            241,324
Growth Income Fund *                                            9,489,129            273,365

LORD ABBETT FUND (Class VC):

Growth and Income Portfolio *                              $    1,620,511     $       72,658

* For the period from July 28, 2003 (inception) to December 31, 2003.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

         A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2003, 2002, and 2001, follows:

                       At December 31                            For the Year Ended December 31
        ----------------------------------------------
                       Unit Fair Value                   Expense Ratio    Investment         Total Return
                          Lowest to         Net Assets       Lowest         Income             Lowest to
 Year     Units          Highest ($)           ($)       to Highest (1)    Ratio (2)          Highest (3)
------------------   ------------------    -----------   --------------   ----------   -------------------------
Asset Allocation Portfolio (Class 1)
 2003    1,817,044   20.41   to   20.55     37,330,465   1.52% to 1.77%      3.68%      20.90%      to    21.21%
 2002    1,819,574   16.88   to   16.95     30,842,060   1.52% to 1.77%      3.80%      -9.16%      to    -8.94%
 2001    1,704,129   18.58   to   18.61     31,720,512   1.52% to 1.77%      3.32%      -4.45%      to    -4.29%

Capital Appreciation Portfolio (Class 1)
 2003    1,749,290   33.34   to   33.60     58,757,378   1.52% to 1.77%      0.00%      29.93%      to    30.26%
 2002    1,898,311   25.66   to   25.79     48,956,063   1.52% to 1.77%      0.00%     -24.02%      to   -23.83%
 2001    2,298,644   33.77   to   33.86     77,836,364   1.52% to 1.77%      0.23%     -14.14%      to   -13.91%

Government and Quality Bond Portfolio (Class 1)
 2003    2,763,639   16.54   to   16.66     46,045,205   1.52% to 1.77%      3.86%       0.72%      to     0.97%
 2002    3,803,165   16.42   to   16.50     62,758,317   1.52% to 1.77%      4.00%       7.39%      to     7.65%
 2001    2,922,739   15.29   to   15.33     44,802,958   1.52% to 1.77%      4.86%       5.05%      to     5.31%

Growth Portfolio (Class 1)
 2003    1,144,755   26.50   to   26.69     30,553,337   1.52% to 1.77%      0.55%      27.64%      to    27.96%
 2002    1,268,446   20.76   to   20.86     26,457,545   1.52% to 1.77%      0.36%     -23.53%      to   -23.34%
 2001    1,636,856   27.14   to   27.21     44,535,735   1.52% to 1.77%      0.15%     -14.60%      to   -14.40%

Natural Resources Portfolio (Class 1)
 2003      361,385   22.09   to   22.25      8,042,357   1.52% to 1.77%      0.79%      45.13%      to    45.50%
 2002      349,143   15.22   to   15.29      5,341,920   1.52% to 1.77%      0.77%       6.50%      to     6.75%
 2001      292,249   14.29   to   14.33      4,189,420   1.52% to 1.77%      0.40%      -2.83%      to    -2.58%

Asset Allocation Portfolio  (Class 2)
 2003      509,803   20.38   to   20.48     10,437,157   1.52% to 1.77%      3.85%      20.73%      to    21.03%
 2002      392,502   16.88   to   16.92      6,639,959   1.52% to 1.77%      5.33%      -9.30%      to    -9.07%
 2001       57,026       -        18.61      1,061,141   1.52% to 1.77%      2.52%          -             -0.21%(4)

Capital Appreciation Portfolio (Class 2)
 2003      304,864   33.36   to   33.54     10,219,705   1.52% to 1.77%      0.00%      29.74%      to    30.07%
 2002      262,924   25.71   to   25.79      6,777,738   1.52% to 1.77%      0.00%     -24.13%      to   -23.95%
 2001       80,938   33.89   to   33.91      2,748,516   1.52% to 1.77%      0.11%      -4.20%(4)   to    -4.15%(4)

Government and Quality Bond Portfolio (Class 2)
 2003    1,275,308   16.52   to   16.61     21,170,412   1.52% to 1.77%      3.99%       0.57%      to     0.82%
 2002    1,463,361   16.43   to   16.47     24,097,698   1.52% to 1.77%      4.31%       7.23%      to     7.49%
 2001      269,288       -        15.32      4,125,974   1.52% to 1.77%      0.84%          -              2.71%(4)

Growth Portfolio (Class 2 )
 2003      180,456   26.49   to   26.64      4,803,199   1.52% to 1.77%      0.42%      27.45%      to    27.77%
 2002      160,313   20.78   to   20.85      3,340,406   1.52% to 1.77%      0.28%     -23.64%      to   -23.45%
 2001       51,098   27.22   to   27.23      1,391,409   1.52% to 1.77%      0.08%      -2.67%(4)   to    -2.61%(4)

Natural Resources Portfolio (Class 2)
 2003       67,403   22.04   to   22.22      1,496,210   1.52% to 1.77%      0.67%      44.90%      to    45.26%
 2002       54,008   15.21   to   15.30        825,446   1.52% to 1.77%      0.88%       6.32%      to     6.59%
 2001       10,322   14.31   to   14.35        148,074   1.52% to 1.77%      0.08%      -2.34%(4)   to    -2.05%(4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                       At December 31                             For the Year Ended December 31
        ----------------------------------------------
                       Unit Fair Value                   Expense Ratio    Investment         Total Return
                          Lowest to         Net Assets       Lowest         Income             Lowest to
 Year     Units          Highest ($)           ($)       to Highest (1)    Ratio (2)          Highest (3)
------------------   ------------------    -----------   --------------   ----------   -------------------------
Aggressive Growth Portfolio (Class 1)
 2003    1,003,213   12.72   to   12.81     12,854,156   1.52% to 1.77%      0.00%      26.21%      to    26.52%
 2002    1,117,149   10.08   to   10.12     11,313,236   1.52% to 1.77%      0.24%     -26.01%      to   -25.83%
 2001    1,552,053   13.62   to   13.65     21,189,461   1.52% to 1.77%      0.51%     -32.85%      to   -32.71%

Alliance Growth Portfolio (Class 1)
 2003    2,112,640   27.15   to   27.35     57,786,859   1.52% to 1.77%      0.25%      23.61%      to    23.91%
 2002    2,518,811   21.97   to   22.08     55,602,247   1.52% to 1.77%      0.25%     -32.50%      to   -32.33%
 2001    3,492,988   32.54   to   32.62    113,942,816   1.52% to 1.77%      0.00%     -15.50%      to   -15.29%

Blue Chip Growth Portfolio (Class 1)
 2003      408,000   5.74   to    5.78       2,358,672   1.52% to 1.77%      0.17%      23.80%      to    24.11%
 2002      243,968   4.64   to    4.66       1,137,508   1.52% to 1.77%      0.34%     -30.53%      to   -30.35%
 2001       99,649   6.67   to    6.69         667,152   1.52% to 1.77%      0.15%     -22.11%      to   -21.91%

Cash Management Portfolio (Class 1)
 2003    1,814,446   12.83   to   12.93     23,455,013   1.52% to 1.77%      1.51%      -1.10%      to    -0.85%
 2002    7,142,411   12.98   to   13.04     93,136,320   1.52% to 1.77%      4.10%      -0.38%      to    -0.15%
 2001   15,542,980   13.03   to   13.06    203,021,245   1.52% to 1.77%      3.48%       1.84%      to     2.10%

Corporate Bond Portfolio (Class 1)
 2003    1,108,717   16.18   to   16.30     18,071,473   1.52% to 1.77%      5.82%       9.98%      to    10.25%
 2002    1,291,841   14.71   to   14.79     19,100,166   1.52% to 1.77%      6.29%       5.57%      to     5.84%
 2001    1,311,993   13.93   to   13.97     18,330,668   1.52% to 1.77%      6.05%       5.63%      to     5.93%

Davis Venture Value Portfolio (Class 1)
 2003    3,493,658   28.00   to   28.22     98,574,612   1.52% to 1.77%      0.87%      30.78%      to    31.11%
 2002    3,902,961   21.41   to   21.52     83,994,952   1.52% to 1.77%      0.58%     -18.20%      to   -18.00%
 2001    4,562,437   26.18   to   26.25    119,738,566   1.52% to 1.77%      0.49%     -12.90%      to   -12.67%

"Dogs" of Wall Street Portfolio (Class 1)
 2003      745,098   10.47   to   10.54      7,855,992   1.52% to 1.77%      2.69%      17.92%      to    18.21%
 2002      859,939    8.88   to    8.92      7,671,093   1.52% to 1.77%      1.83%      -8.19%      to    -7.97%
 2001      801,118    9.67   to    9.69      7,764,938   1.52% to 1.77%      2.24%       5.98%      to     6.24%

Federated American Leaders Portfolio (Class 1)
 2003    1,276,518   16.14   to   16.26     20,759,570   1.52% to 1.77%      1.60%      25.34%      to    25.65%
 2002    1,449,533   12.87   to   12.94     18,761,073   1.52% to 1.77%      1.07%     -21.18%      to   -20.98%
 2001    1,385,639   16.33   to   16.38     22,697,145   1.52% to 1.77%      1.35%      -4.08%      to    -3.81%

Global Bond Portfolio (Class 1)
 2003      302,321   16.56   to   16.69      5,044,861   1.52% to 1.77%      0.00%       1.74%      to     1.99%
 2002      365,649   16.28   to   16.36      5,982,481   1.52% to 1.77%      1.57%       4.09%      to     4.36%
 2001      426,986   15.64   to   15.68      6,694,239   1.52% to 1.77%      9.02%       3.17%      to     3.43%

Global Equities Portfolio (Class 1)
 2003      798,239   15.57   to   15.69     12,522,084   1.52% to 1.77%      0.24%      24.31%      to    24.62%
 2002      937,858   12.52   to   12.59     11,805,427   1.52% to 1.77%      0.00%     -28.13%      to   -27.95%
 2001    1,343,928   17.42   to   17.47     23,471,176   1.52% to 1.77%      0.10%     -19.53%      to   -19.31%

Goldman Sachs Research Portfolio (Class 1)
 2003      175,109    6.22   to    6.27      1,096,781   1.52% to 1.77%      0.00%      23.03%      to    23.34%
 2002      243,191    5.05   to    5.08      1,234,352   1.52% to 1.77%      0.00%     -29.35%      to   -29.17%
 2001      211,955    7.15   to    7.17      1,519,774   1.52% to 1.77%      0.00%     -26.51%      to   -26.32%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                       At December 31                             For the Year Ended December 31
        ----------------------------------------------
                       Unit Fair Value                   Expense Ratio    Investment         Total Return
                          Lowest to         Net Assets       Lowest         Income             Lowest to
 Year     Units          Highest ($)           ($)       to Highest (1)    Ratio (2)          Highest (3)
------------------   ------------------    -----------   --------------   ----------   -------------------------
Growth-Income Portfolio (Class 1)
 2003    2,588,602   25.61   to   25.80     66,783,758   1.52% to 1.77%      0.99%      23.44%      to    23.75%
 2002    3,060,313   20.75   to   20.85     63,804,005   1.52% to 1.77%      0.82%     -22.53%      to   -22.34%
 2001    3,764,146   26.78   to   26.85    101,054,532   1.52% to 1.77%      0.73%     -17.38%      to   -17.18%

Growth Opportunities Portfolio (Class 1)
 2003      243,861    4.55   to    4.58      1,115,653   1.52% to 1.77%      0.00%      32.60%      to    32.94%
 2002      151,238    3.43   to    3.44        520,328   1.52% to 1.77%      0.00%     -40.86%      to   -40.71%
 2001       58,666    5.80   to    5.81        340,833   1.52% to 1.77%      0.01%     -34.33%      to   -34.23%

High-Yield Bond Portfolio (Class 1)
 2003    1,439,921   14.95   to   15.04     21,653,336   1.52% to 1.77%      8.09%      29.25%      to    29.58%
 2002    1,098,859   11.56   to   11.61     12,751,578   1.52% to 1.77%     15.59%      -7.40%      to    -7.23%
 2001    1,219,078   12.49   to   12.51     15,249,056   1.52% to 1.77%     12.10%      -5.94%      to    -5.78%

International Diversified Equities Portfolio (Class 1)
 2003    2,266,979    9.25   to    9.31     21,112,175   1.52% to 1.77%      4.18%      29.49%      to    29.81%
 2002    2,589,680    7.14   to    7.17     18,579,816   1.52% to 1.77%      0.00%     -29.74%      to   -29.63%
 2001    2,972,384   10.16   to   10.20     30,302,991   1.52% to 1.77%      0.00%     -25.36%      to   -25.11%

International Growth & Income Portfolio (Class 1)
 2003      451,670   11.19   to   11.28      5,094,820   1.52% to 1.77%      1.15%      34.52%      to    34.86%
 2002      373,747    8.32   to    8.37      3,126,169   1.52% to 1.77%      0.64%     -22.32%      to   -22.12%
 2001      553,704   10.71   to   10.74      5,949,244   1.52% to 1.77%      0.75%     -23.60%      to   -23.39%

Marsico Growth Portfolio (Class 1)
 2003      172,556                 9.55      1,648,397            1.52%      0.00%                  to     8.54%(7)
 2002            -       -            -              -               -          -           -                 -
 2001            -       -            -              -               -          -           -                 -

MFS Massachusetts Investors Trust Portfolio (Class 1)
 2003      359,180   17.90   to   18.03      6,474,026   1.52% to 1.77%      0.86%      20.34%      to    20.64%
 2002      334,178   14.87   to   14.94      4,992,265   1.52% to 1.77%      0.86%     -22.37%      to   -22.18%
 2001      211,535   19.16   to   19.20      4,061,461   1.52% to 1.77%      0.95%     -17.50%      to   -17.31%

MFS Mid-Cap Growth Portfolio (Class 1)
 2003    1,436,694    9.37   to    9.44     13,558,142   1.52% to 1.77%      0.00%      34.83%      to    35.17%
 2002      442,817    6.95   to    6.98      3,090,861   1.52% to 1.77%      0.00%     -48.10%      to   -47.97%
 2001      361,427   13.38   to   13.42      4,841,098   1.52% to 1.77%      0.00%     -23.98%      to   -23.78%

MFS Total Return Portfolio   (Class 1)
 2003      115,723   22.73   to   22.89      2,648,877   1.52% to 1.77%      5.65%       7.49%(7)   to     7.60%(7)
 2002            -       -            -              -                -         -           -                 -
 2001            -       -            -              -                -         -           -                 -

Putnam Growth: Voyager Portfolio (Class 1)
 2003      125,624   16.77   to   16.90      2,121,839   1.52% to 1.77%      0.30%      21.84%      to    22.15%
 2002      103,344   13.76   to   13.83      1,429,198   1.52% to 1.77%      0.18%     -27.75%      to   -27.57%
 2001       89,684   19.05   to   19.10      1,711,332   1.52% to 1.77%      0.00%     -25.46%      to   -25.27%

SunAmerica Balanced Portfolio (Class 1)
 2003    1,950,565   14.13   to   14.23     27,754,270   1.52% to 1.77%      2.24%      13.10%      to    13.38%
 2002    2,317,912   12.49   to   12.55     29,089,627   1.52% to 1.77%      2.40%     -16.66%      to   -16.45%
 2001    2,990,225   14.99   to   15.02     44,918,248   1.52% to 1.77%      2.10%     -14.65%      to   -14.45%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                              At December 31                          For the Year Ended December 31
            ----------------------------------------------
                             Unit Fair Value                Expense Ratio      Investment         Total Return
                                 Lowest to      Net Assets     Lowest            Income             Lowest to
Year          Units             Highest ($)        ($)      to Highest (1)      Ratio (2)          Highest (3)
----        ---------        ----------------   ----------  -------------      ----------    ------------------------
Technology Portfolio (Class 1)
2003        3,610,499         2.54  to   2.56    9,232,282  1.52% to 1.77%       0.00%         48.11%     to   48.49%
2002          486,701         1.71  to   1.72      838,001  1.52% to 1.77%       0.00%        -50.24%     to  -50.12%
2001          460,470         3.44  to   3.45    1,589,148  1.52% to 1.77%       0.00%        -48.54%     to  -48.41%

Telecom Utility Portfolio (Class 1)
2003          475,336        10.03  to  10.10    4,801,978  1.52% to 1.77%       5.97%         16.69%     to   16.98%
2002          581,045         8.60  to   8.64    5,018,178  1.52% to 1.77%       8.65%        -25.11%     to  -24.92%
2001          741,721        11.48  to  11.50    8,531,764  1.52% to 1.77%       3.29%         -15.21     to  -15.02%

Worldwide High Income Portfolio (Class 1)
2003          281,390        17.31  to  17.40    4,896,916  1.52% to 1.77%       7.87%         23.73%     to   24.04%
2002          258,329        13.99  to  14.03    3,624,287  1.52% to 1.77%      13.13%         -2.04%     to   -1.89%
2001          305,792        14.28  to  14.30    4,372,738  1.52% to 1.77%      12.68%         -4.84%     to   -4.70%

Aggressive Growth Portfolio (Class 2)
2003           73,033        12.68  to  12.75      930,256  1.52% to 1.77%       0.00%         26.02%     to   26.34%
2002           53,937        10.06  to  10.09      543,640  1.52% to 1.77%       0.20%        -26.13%     to  -25.94%
2001           30,122        13.62  to  13.63      410,460  1.52% to 1.77%       0.32%        -14.71%(4)  to  -14.67%(4)

Alliance Growth Portfolio (Class 2)
2003          261,710        26.95  to  27.14    7,096,843  1.52% to 1.77%       0.11%         23.42%     to   23.73%
2002          268,496        21.84  to  21.94    5,885,748  1.52% to 1.77%       0.18%        -32.60%     to  -32.43%
2001          118,835        32.40  to  32.46    3,856,628  1.52% to 1.77%       0.00%         -1.19%(4)  to   -0.99%(4)

Blue Chip Growth Portfolio (Class 2)
2003          287,107         5.74  to   5.78    1,657,131  1.52% to 1.77%       0.03%         23.62%     to   23.93%
2002          246,669         4.65  to   4.66    1,149,331  1.52% to 1.77%       0.24%        -30.60%     to  -30.43%
2001           43,464            -       6.70      291,208  1.52% to 1.77%       0.02%             -           -7.00%(4)

Cash Management Portfolio (Class 2)
2003          782,500        12.83  to  12.89   10,079,546  1.52% to 1.77%       1.24%         -1.24%     to   -0.99%
2002        2,818,806        12.99  to  13.01   36,683,427  1.52% to 1.77%       3.84%         -0.54%     to   -0.38%
2001          702,744                   13.06    9,177,825  1.52% to 1.77%       1.33%          0.55%     to    0.60%

Corporate Bond Portfolio (Class 2)
2003          474,210        16.15  to  16.26    7,703,950  1.52% to 1.77%       5.80%          9.81%     to   10.09%
2002          416,753        14.71  to  14.77    6,151,038  1.52% to 1.77%       7.41%          5.41%     to    5.68%
2001           98,221        13.95  to  13.97    1,372,077  1.52% to 1.77%       4.97%          2.12%(4)  to    2.26%(4)

Davis Venture Value Portfolio (Class 2)
2003          641,569        27.92  to  28.09   18,012,272  1.52% to 1.77%       0.76%         30.59%     to   30.92%
2002          594,933        21.38  to  21.46   12,762,108  1.52% to 1.77%       0.54%        -18.32%     to  -18.12%
2001          294,915        26.17  to  26.21    7,727,583  1.52% to 1.77%       0.36%         -3.52%(4)  to   -3.40%(4)

"Dogs" of Wall Street Portfolio (Class 2)
2003          224,191        10.45  to  10.53    2,358,148  1.52% to 1.77%       2.82%         17.75%     to   18.05%
2002          151,528         8.87  to   8.92    1,350,248  1.52% to 1.77%       1.57%         -8.32%     to   -8.11%
2001           37,668         9.68  to   9.70      365,373  1.52% to 1.77%       2.32%          3.24%(4)  to    3.48%(4)

Federated American Leaders Portfolio (Class 2)
2003          211,739        16.13  to  16.22    3,428,957  1.52% to 1.77%       1.47%         25.15%     to   25.47%
2002          213,142        12.89  to  12.92    2,752,682  1.52% to 1.77%       1.07%        -21.30%     to  -21.10%
2001           84,376            -      16.38    1,381,992  1.52% to 1.77%       0.96%             -           -2.96%(4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                             At December 31                              For the Year Ended December 31
            ----------------------------------------------
                             Unit Fair Value                Expense Ratio      Investment         Total Return
                                 Lowest to      Net Assets     Lowest            Income             Lowest to
Year           Units            Highest ($)        ($)      to Highest (1)      Ratio (2)          Highest (3)
----        ---------        ----------------   ----------  -------------      ----------    -------------------------
Global Bond Portfolio (Class 2)
2003           97,488        16.52  to  16.62    1,620,003  1.52% to 1.77%        0.00%         1.59%     to     1.84%
2002           86,188        16.26  to  16.32    1,406,743  1.52% to 1.77%        1.95%         3.90%     to     4.21%
2001           30,631        15.65  to  15.66      479,715  1.52% to 1.77%        6.15%         1.21%(4)  to     1.30%(4)

Global Equities Portfolio (Class 2)
2003           96,101        15.53  to  15.64    1,502,424  1.52% to 1.77%        0.10%        24.10%     to    24.41%
2002           56,535        12.52  to  12.57      709,962  1.52% to 1.77%        0.00%       -28.25%     to   -28.08%
2001           22,443        17.45  to  17.48      392,056  1.52% to 1.77%        0.04%        -2.99%(4)  to    -2.83%(4)

Goldman Sachs Research Portfolio (Class 2)
2003          116,258         6.21  to   6.25      725,807  1.52% to 1.77%        0.00%        22.84%     to    23.15%
2002          115,213         5.06  to   5.07      584,113  1.52% to 1.77%        0.00%       -29.46%     to   -29.27%
2001           43,829            -       7.17      314,270  1.52% to 1.77%        0.00%            -           -11.50%(4)

Growth-Income Portfolio (Class 2)
2003          284,553        25.55  to  25.68    7,301,834  1.52% to 1.77%        0.90%        23.25%     to    23.56%
2002          307,048        20.73  to  20.78    6,378,583  1.52% to 1.77%        1.07%       -22.65%     to   -22.45%
2001          116,408        26.79  to  26.80    3,119,582  1.52% to 1.77%        0.60%        -7.22%(4)  to    -7.19%(4)

Growth Opportunities Portfolio (Class 2)
2003          185,372         4.54  to   4.57      845,376  1.52% to 1.77%        0.00%        32.42%     to    32.75%
2002          125,229         3.43  to   3.44      430,290  1.52% to 1.77%        0.00%       -40.97%     to   -40.78%
2001           35,767         5.80  to   5.81      207,801  1.52% to 1.77%        0.01%        -7.21%(4)  to    -7.07%(4)

High-Yield Bond Portfolio (Class 2)
2003          380,406        14.90  to  14.99    5,699,533  1.52% to 1.77%        6.73%        29.07%     to    29.39%
2002          243,601        11.55  to  11.58    2,821,119  1.52% to 1.77%       25.41%        -7.60%     to    -7.37%
2001           28,211        12.49  to  12.51      352,767  1.52% to 1.77%        9.28%        -5.14%(4)  to    -5.06%(4)

International Diversified Equities Portfolio (Class 2)
2003          354,198         9.23  to   9.29    3,288,176  1.52% to 1.77%        3.46%        29.27%     to    29.56%
2002          255,125         7.14  to   7.17    1,825,841  1.52% to 1.77%        0.00%       -29.81%     to   -29.79%
2001           53,278        10.17  to  10.22      544,729  1.52% to 1.77%        0.00%        -8.60%(4)  to    -8.17%(4)

International Growth & Income Portfolio (Class 2)
2003          269,555        11.21  to  11.26    3,033,045  1.52% to 1.77%        1.23%        34.32%     to    34.65%
2002          292,761         8.34  to   8.36    2,446,430  1.52% to 1.77%        1.12%       -22.37%     to   -22.21%
2001           78,808            -      10.75      847,233  1.52% to 1.77%        0.40%            -            -5.50%(4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
2003          222,888        17.89  to  17.99    4,007,299  1.52% to 1.77%        0.77%        20.16%     to    20.46%
2002          164,480        14.89  to  14.93    2,455,307  1.52% to 1.77%        0.86%       -22.49%     to   -22.30%
2001           50,841        19.20  to  19.22      976,971  1.52% to 1.77%        0.62%        -5.01%(4)  to    -4.94%(4)

MFS Mid-Cap Growth Portfolio (Class 2)
2003          366,304         9.35  to   9.40    3,441,323  1.52% to 1.77%        0.00%        34.63%     to    34.97%
2002          325,138         6.94  to   6.97    2,263,955  1.52% to 1.77%        0.00%       -48.18%     to   -48.04%
2001          112,406        13.40  to  13.41    1,506,931  1.52% to 1.77%        0.00%       -12.03%(4)  to   -11.95%(4)

Putnam Growth: Voyager Portfolio (Class 2)
2003           37,017        16.73  to  16.82      621,956  1.52% to 1.77%        0.11%        21.66%     to    21.97%
2002           49,321        13.76  to  13.79      679,855  1.52% to 1.77%        0.09%       -27.85%     to   -27.67%
2001           26,195            -      19.07      499,507  1.52% to 1.77%        0.00%            -            -9.49%(4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

               At December 31                        For the Year Ended December 31
       -----------------------------------
               Unit Fair Value              Expense Ratio   Investment       Total Return
                  Lowest to     Net Assets     Lowest         Income          Lowest to
Year   Units     Highest ($)       ($)      to Highest (1)   Ratio (2)        Highest(3)
----  -------  ---------------  ----------  -------------   ----------   --------------------
SunAmerica Balanced Portfolio (Class 2)
 2003 386,470   14.10 to 14.17   5,474,919  1.52% to 1.77%        2.19%   12.93%    to  13.21%
 2002 379,274   12.49 to 12.52   4,746,806  1.52% to 1.77%        3.62%  -16.79%    to -16.58%
 2001 110,668       -    15.00   1,660,604  1.52% to 1.77%        1.62%       -         -3.98%(4)

Technology Portfolio (Class 2)
 2003 255,787    2.54 to  2.55     651,104  1.52% to 1.77%        0.00%   47.93%    to  48.30%
 2002 205,027    1.71 to  1.72     352,138  1.52% to 1.77%        0.00%  -50.32%    to -50.19%
 2001  87,433       -     3.45     301,774  1.52% to 1.77%        0.00%       -        -14.15%(4)

Telecom Utility Portfolio (Class 2)
 2003 148,520   10.04 to 10.08   1,496,332  1.52% to 1.77%        6.27%   16.52%    to  16.80%
 2002 137,876    8.61 to  8.63   1,189,346  1.52% to 1.77%       12.45%  -25.21%    to -25.03%
 2001  29,036   11.51 to 11.52     334,157  1.52% to 1.77%        4.01%  -10.43%(4) to -10.36%(4)

Worldwide High Income Portfolio (Class 2)
 2003  35,399   17.23 to 17.34     613,576  1.52% to 1.77%        8.89%   23.55%    to  23.86%
 2002  15,407   13.95 to 14.00     215,603  1.52% to 1.77%       17.76%   -2.36%    to  -2.11%
 2001   2,308   14.29 to 14.30      32,990  1.52% to 1.77%       13.04%   -1.40%(4) to  -1.31%(4)

Foreign Value Portfolio (Class 3)
 2003  49,159   12.41 to 12.46     612,607  1.52% to 1.77%        0.06%   17.90%(7) to  18.03%(7)
 2002       -       -        -           -        -                  -        -             -
 2001       -       -        -           -        -                  -        -             -

Marsico Growth Portfolio (Class 3)
 2003  33,342    9.47 to  9.51     316,852  1.52% to 1.77%        0.00%    8.31%(7) to   8.42%(7)
 2002       -       -        -           -        -                  -        -             -
 2001       -       -        -           -        -                  -        -             -

MFS Total Return Portfolio (Class 3)
 2003  37,970   22.70 to 22.80     865,443  1.52% to 1.77%        3.68%    7.38%(7) to   7.49%(7)
 2002       -       -        -           -        -                  -        -             -
 2001       -       -        -           -        -                  -        -             -

Small and Mid Cap Value Portfolio (Class 3)
 2003  56,336   13.53 to 13.59     765,442  1.52% to 1.77%        0.01%   18.17%(7) to  18.30%(7)
 2002       -       -        -           -        -                  -        -             -
 2001       -       -        -           -        -                  -        -             -

Comstock Portfolio (Class II)
 2003 371,432   10.38 to 10.43   3,872,189  1.52% to 1.77%        0.59%   28.48%    to  28.80%
 2002 168,770    8.08 to  8.10   1,365,127  1.52% to 1.77%        0.08%  -20.71%    to -19.16%(6)
 2001   3,643       -    10.21      37,206  1.52% to 1.77%        0.00%       -          1.07%(5)

Emerging Growth Portfolio (Class II)
 2003 245,014    8.53 to  8.61   2,107,785  1.52% to 1.77%        0.00%   24.81%    to  25.12%
 2002 147,400    6.84 to  6.88   1,013,494  1.52% to 1.77%        0.02%  -33.67%    to -30.41%(6)
 2001   1,143       -    10.38      11,866  1.52% to 1.77%        0.00%       -          0.24%(5)

Growth and Income Portfolio (Class II)
 2003 262,065   11.08 to 11.14   2,918,413  1.52% to 1.77%        0.47%   25.44%    to  25.75%
 2002 105,663    8.83 to  8.86     935,499  1.52% to 1.77%        0.20%  -14.87%(6) to -13.67%(6)
 2001       -       -        -           -        -                  -        -             -

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

               At December 31                         For the Year Ended December 31
       -----------------------------------
               Unit Fair Value               Expense Ratio   Investment      Total Return
                  Lowest to     Net Assets      Lowest         Income          Lowest to
Year   Units     Highest ($)       ($)       to Highest (1)  Ratio (2)        Highest (3)
----  -------  ---------------  ----------   -------------   ----------   -------------------
Global Growth Fund (Class 2)
 2003 166,608   14.54 to 14.59   2,430,368   1.52% to 1.77%        0.00%  16.79% (7) to 16.92% (7)
 2002       -       -        -           -         -                  -       -             -
 2001       -       -        -           -         -                  -       -             -
Growth Fund (Class 2)
 2003 422,389   14.62 to 14.67   6,194,824   1.52% to 1.77%        0.21%  11.28% (7) to 11.40% (7)
 2002       -       -        -           -         -                  -       -             -
 2001       -       -        -           -         -                  -       -             -
Growth-Income Fund (Class 2)
 2003 688,783   14.15 to 14.20   9,777,935   1.52% to 1.77%        1.61%  12.64% (7) to 12.76% (7)
 2002       -       -        -           -         -                  -       -             -
 2001       -       -        -           -         -                  -       -             -
Growth and Income Portfolio (Class VC)
 2003 157,785   10.50 to 10.56   1,665,319   1.52% to 1.77%        1.29%  12.94% (7) to 13.06% (7)
 2002       -       -        -           -          -                 -       -             -
 2001       -       -        -           -          -                 -       -             -

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5)  For the period from the following effective dates to December 31, 2001:

Comstock Portfolio (Highest)         12/10/01
Emerging Growth Portfolio (Highest)  12/10/01

(6)  For the period from the following effective dates to December 31, 2002:

Growth and Income Portfolio (Highest)   01/25/02
Comstock Portfolio - (Lowest)           01/29/02
Emerging Growth Portfolio - (Lowest)    01/29/02
Growth and Income Portfolio - (Lowest)  02/19/02

(7)  For the period from July 28, 2003 to December 31, 2003.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:

               The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003.


               The financial statements of Variable Annuity Account Four at December 31, 2003, and for each of the two years in the period ended December 31, 2003.



(b)     Exhibits
----------------

         (1)  Resolutions Establishing Separate Account ..  *
         (2)  Custody Agreement ..........................  N/A
         (3)  (a) Form of Distribution Contract ..........  *
              (b) Form of Selling Agreement ..............  *
         (4)  Variable Annuity Contract ..................  *
         (5)  Application for Contract ...................  *
         (6)  Depositor - Corporate Documents
              (a) Articles of Incorporation ..............  **
              (a)(1) Amendment to Articles of
                     Incorporation Dated September 30,
                     2002.................................  ****
              (b) By-Laws.................................  **
         (7)  Reinsurance Contract .......................  N/A
         (8)  Form of Fund Participation Agreement .......  *
              (a) Anchor Series Trust Form of Fund
                  Participation Agreement ................  *
              (b) SunAmerica Series Trust Form of Fund
                  Participation Agreement ................  *
              (c) American Funds Form of Fund
                  Participation Agreement ................  +
              (d) Lord Abbett Form of Fund
                  Participation Agreement ................  +
              (e) Van Kampen Form of Fund Participation
                  Agreement ..............................  ++
         (9)  Opinion of Counsel .........................  *
              Consent of Counsel..........................  *
         (10) Consent of Accountants......................  Filed Herewith
         (11) Financial Statements Omitted from Item 23 ..  None
         (12) Initial Capitalization Agreement ...........  N/A
         (13) Performance Computations ...................  N/A
         (14) Diagram and Listing of All Persons Directly
               or Indirectly Controlled By or Under Common
               Control with Anchor National Life Insurance
               Company, the Depositor of Registrant ......  Filed Herewith
         (15)  Power of Attorney
              (a) Powers of Attorney December 2000........  ***
              (b) Power of Attorney October 2003..........  +++
         (27) Financial Data Schedules ...................  N/A


 * Filed in Post-Effective Amendment Number 3 and 4 to this Registration Statement, File No. 033-86642 and 811-08874 on January 30, 1998, Accession No. 0000950148-98-000138.

 ** Filed in Post-Effective Amendment Number 15 and 16 to this Registration Statement, File No. 033-86642 and 811-08874 on April 29, 2002, Accession No. 0000950148-02-001108.

*** Filed in Post-Effective Amendment Number 9 and 10 to this Registration Statement, File No. 033-86642 and 811-08874 on December 8, 2000, Accession No. 0000950148-00-002478.

**** Filed in Post-Effective Amendment Number 16 and 17 to this Registration
     Statement, File No. 033-86642 and 811-08874 on April 7, 2003, Accession No. 0000 950148-03-000786.

+ Incorporated by reference to Pre-Effective Amendment 1 and Amendment 1 to File Nos. 333-91860 and 811-03589, filed October 28, 2002, Accession No. 0000898430-02-003844.

++ Incorporated by reference to Pre-Effective Amendment 1 and Amendment 1 to File Nos. 333-66114 and 811-3859, filed October 25, 2001, Accession No. 0000950148-01-502065.


+++ Incorporated by reference to Post-Effective Amendment Number 17 and 18 to this Registration Statement, File No. 033-86642 and 811-08814 on November 3, 2003, Accession No. 0000950148-03-002607.


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial
                             Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Stewart R. Polakov*          Senior Vice President and Controller
Christine A. Nixon           Senior Vice President and Secretary
Michael J. Akers**           Senior Vice President
J. Franklin Grey             Vice President
Edward T. Texeria*           Vice President
Virginia N. Puzon            Assistant Secretary

----------

*  21650 Oxnard Street, Woodland Hills, CA 91367
** 2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file
number 001-08787, accession number [                  ], filed March 31, 2004.

Item 27. Number of Contract Owners


As of March 26, 2004 the number of Anchor Advisor contracts funded by Variable Annuity Account Four was 14,968 of which 3,049 were qualified contracts and 11,092 were non-qualified contracts.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.




Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company -- Variable Separate Account
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Five
      First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Nine
      Presidential Life Insurance Company -- Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Equity Funds issued by AIG SunAmerica
        Asset Management Corp. (AIG SAAMCo)
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Senior Floating Rate Fund, Inc. issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
      VALIC Company I and
      VALIC Company II

(b) Directors, Officers and principal place of business:

        Officers/Directors*            Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        Debbie Potash-Turner           Senior Vice President, Chief Financial Officer &
                                       Controller
        James Nichols                  Vice President
        Thomas Lynch                   Chief Compliance Officer
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of the above officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 .

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a). file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b). include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c). deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four of the No-Action Letter.

The Registrant and its Depositor are relying on the Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement (Post-Effective Amendment No. 18 and 19; File Nos. 033-86642 and 811-08874), and has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 4th day of April, 2004.



                                   Variable Annuity Account Four
                                   (Registrant)


                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer              April 4, 2004
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                             April 4, 2004
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                             April 4, 2004
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President, Chief         April 4, 2004
-----------------------------       Financial Officer and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                             April 4, 2004
-----------------------------
Jana Waring Greer

Stewart R. Polakov*                 Senior Vice President and            April 4, 2004
-----------------------------       Controller (Principal Accounting
Stewart R. Polakov                  Officer)

*/s/ Mallary L. Reznik                                                   April 4, 2004
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit                 Description
-------                 -----------
(10)                    Consent of Independent Accountants
(14)                    Diagram and Listing of All Persons Directly or
                        Indirectly Controlled By or Under Common Control with
                        AIG SunAmerica Life, the Depositor of Registrant